UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210
(Name and address of agent for service)

Copy to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019 to December 31, 2019

Item 1. Reports to Shareholders.

Annual Report
December 31, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher.
The Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Barclays Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices.
The Bloomberg Barclays Global Treasury ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively).
The Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years.
The FTSE International Inflation-Linked Securities Select Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The FTSE International Inflation-Linked Securities Select Index prior to May 31, 2018 was known as the Citi International Inflation-Linked Securities Select Index.
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
Management’s Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries. The Fund’s benchmark is the Bloomberg Barclays EM Local Currency Government Diversified Index (the “Index”).
The Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.For the 6-month period from July 1, 2019 through December 31, 2019 (the “Reporting Period”), the total return for the Fund was 2.94%, and the Index was 3.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
An uptick in emerging markets growth, improving economic data and the avoidance of a recession in the global markets with the support of accommodative central banks were positive drivers of the Fund’s performance. Towards the end of the Reporting Period, receding tail-risks improved investor sentiment and risk appetite, positively influencing the performance of the Fund. Almost all country returns were in the positive territory for the Index. Russia and Argentina were the best and worst performing countries in the Index, contributing and detracting to/from the Fund’s performance, respectively.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries. The Fund’s benchmark is the Bloomberg Barclays EM Local Currency Government Diversified Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.70%, and the Index was 8.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Brazil and Indonesia were primary drivers of the positive Fund performance during the Reporting Period, while Turkey and Argentina were key detractors. The dovish tone from developed market central banks, especially the Fed and ECB, were supportive of emerging market assets. Brazil was the best performer in the Fund as there was progress on much-needed social security reform, while Indonesian assets rallied on the back of strong activity data and dovish comments from the central bank. However, Turkey was the worst performer in the Fund as several vulnerabilities combined simultaneously to drive yields significantly higher and the currency lower. The economy fell into recession after a decade, with seasonally adjustedGDP shrinking 2.6% and leading to a sell-off in Turkish assets across the board. Argentina was also one of the worst performers as investor sentiment soured on the back of weak economic data, leading to outflows from the country.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index
SIX MONTHS	2.94%	3.08%	3.32%	N/A	N/A	N/A
ONE YEAR	10.44%	10.32%	11.07%	10.44%	10.32%	11.07%
FIVE YEARS	10.48%	10.00%	14.96%	2.01%	1.92%	2.83%
SINCE INCEPTION(1)	14.34%	14.67%	23.30%	1.52%	1.56%	2.39%

(1)	For the period February 23, 2011 to December 31, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively),the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The One Year Total Return based on Net Asset Value, Market Value and the Bloomberg Barclays EM Local Currency Government Diversified Index for the year ended June 30, 2019 was 1.59%, 1.99% and 2.10%, respectively.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2023	1.4%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2025	1.2
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2022	1.0
Colombian TES 6.00% 4/28/2028	1.0
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2027	0.8
TOTAL	5.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Foreign Government Obligations	97.3%
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	2.2
TOTAL	100.0%
Top Ten Countries as of December 31, 2019

Description	% of Total Investments
South Korea	12.7%
Brazil	8.5
Thailand	7.0
Indonesia	6.9
Mexico	6.7
China	6.2
Israel	4.8
Malaysia	4.7
South Africa	4.7
Russia	4.7
TOTAL	66.9%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
Management’s Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. The Fund’s benchmark is the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).
The Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31. For the 6-month period from July 1, 2019 through December 31, 2019 (the “Reporting Period”), the total return for the Fund was –0.15%, and the Index was 0.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The slowdown in global growth, decelerating core and headline inflation, and geopolitical uncertainty were significant contributors to the volatility and underlying risk-off sentiment that defined the markets during the Reporting Period. Central banks took an accommodative stance during the Reporting Period, implementing easy monetary policies that saw interest rates decline around the world, positively impacting the Fund’s performance and alleviating concerns about an impending recession. A significant rally in rates and corporate credit spread tightening were the primary drivers of the Fund’s performance over the Reporting Period. Supply and demand dynamics were supportive of investment grade corporate flows, which contributed positively to performance. Within the corporate sector, communications, utilities and energy made significant positive contributions to the Fund’s performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The SPDR Bloomberg Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. The Fund’s benchmark is the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.59%, and the Index was 2.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Significant rally in euro area and UK rates, and a modest tightening in corporate credit spreads were the primary drivers of fund performance over the Reporting Period. The fund’s total returns were mostly driven by the rates component, with a much smaller credit spread return component. Rates rallied across euro area as the European Central Bank (ECB) was dovish over the Reporting Period due to concerns over euro area growth, soft inflation and rising trade tension with the US. In addition, the ongoing Brexit concerns led to a risk-off sentiment leading to a rally in UK rates as well. Weak economic data aided the rates rally too, particularly in the euro area, as its Manufacturing PMI (PMI: Purchasing Manager’s Index - a leading indicator of overall economic activity) shrank for the fifth consecutive month to 47.6. Increasing demand for higher-yielding assets on the back of expectations of more central bank stimulus counterbalanced the strong euro area corporate credit supply leading to corporate credit spreads across euro area and UK remaining flat/modestly tighter.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index
SIX MONTHS	– 0.15%	– 0.18%	0.10%	N/A	N/A	N/A
ONE YEAR	4.55%	4.09%	5.03%	4.55%	4.09%	5.03%
FIVE YEARS	0.76%	0.37%	3.27%	0.15%	0.07%	0.65%
SINCE INCEPTION(1)	25.57%	25.79%	31.33%	2.39%	2.41%	2.87%

(1)	For the period May 19, 2010 to December 31, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The One Year Total Return based on Net Asset Value, Market Value and the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index for the year ended June 30, 2019 was 1.59%, 1.99% and 2.10%, respectively.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Anheuser-Busch InBev NV 2.75% 3/17/2036	0.6%
Deutsche Bank AG 1.13% 3/17/2025	0.5
Volkswagen International Finance NV 1.88% 3/30/2027	0.5
Panasonic Corp. 0.47% 9/18/2026	0.5
Sanofi 0.50% 1/13/2027	0.5
TOTAL	2.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	98.5%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Sector Breakdown as of December 31, 2019

		% of Total Investments
	Financial	47.1%
	Consumer, Non-cyclical	14.2
	Communications	11.9
	Consumer, Cyclical	8.4
	Utilities	4.9
	Energy	4.6
	Technology	4.2
	Industrial	3.3
	Basic Materials	1.1
	Diversified	0.3
	Short-Term Investment	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Fund’s benchmark is the Bloomberg Barclays Global Treasury ex-US Capped Index (the “Index”).
The Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31. For the 6-month period from July 1, 2019 through December 31, 2019 (the “Reporting Period”), the total return for the Fund was 0.20%, and the Index was 0.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The slowdown in global growth, decelerating core and headline inflation, and geopolitical uncertainty were significant contributors to the volatility and underlying risk-off sentiment that defined the markets during the Reporting Period. Central banks took an accommodative stance during the Reporting Period, implementing easy monetary policies that saw interest rates decline around the world, positively impacting the Fund’s performance and alleviating concerns about an impending recession. Towards the end of the Reporting Period, the spike in risk-on sentiment, the bond market sell off and yield curve steepening were the primary drivers of the Fund’s performance. Credit spread tightening and excess returns were broadly positive, but total returns were dented by rising global government bonds.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The SPDR Bloomberg Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Fund’s benchmark is the Bloomberg Barclays Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.78%, and the Index was 5.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 0.61% in the second half of 2018, as central banks were less accommodative on their monetary policies. A slowdown in global growth, decelerating core and headline inflation, and increasing trade and political uncertainties (Brexit, US-China trade dispute) were major contributors to risk-off sentiment in late 2018. A dovish turn by central banks in 2019 increased the likelihood of easy monetary policy, and interest rates around the world declined through June 2019, positively impacting Fund performance. The Fund gained 5.42% in the first half of 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury ex-US Capped Index
SIX MONTHS	0.20%	0.27%	0.44%	N/A	N/A	N/A
ONE YEAR	5.64%	5.47%	6.04%	5.64%	5.47%	6.04%
FIVE YEARS	6.86%	6.81%	9.68%	1.34%	1.33%	1.86%
TEN YEARS	14.67%	14.95%	20.53%	1.38%	1.40%	1.88%

The One Year Total Return based on Net Asset Value, Market Value and the Bloomberg Barclays Global Treasury ex-US Capped Index for the year ended June 30, 2019 was 4.78%, 5.18% and 5.14%, respectively.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
China Government Bond 3.29% 10/18/2023	1.0%
Indonesia Treasury Bond 6.13% 5/15/2028	0.5
Korea Treasury Bond 5.50% 3/10/2028	0.5
Denmark Government Bond 4.50% 11/15/2039	0.4
China Government Bond 4.08% 10/22/2048	0.4
TOTAL	2.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Foreign Government Obligations	98.4%
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%
Top Ten Countries as of December 31, 2019

Description	% of Total Investments
Japan	22.6%
France	5.5
United Kingdom	5.4
Italy	5.1
Spain	4.6
South Korea	4.6
Belgium	4.6
Germany	4.6
Australia	4.5
Canada	4.4
TOTAL	65.9%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
Management’s Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”).
The Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31. For the 6-month period from July 1, 2019 through December 31, 2019 (the “Reporting Period”), the total return for the Fund was –0.36%, and the Index was –0.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index as the Fund.
The slowdown in global growth, decelerating core and headline inflation, and geopolitical uncertainty were significant contributors to the volatility and underlying risk-off sentiment that defined the markets during the Reporting Period. Central banks took an accommodative stance during the Reporting Period, implementing easy monetary policies that saw interest rates decline around the world, positively impacting the Fund’s performance and alleviating concerns about an impending recession. Towards the end of the Reporting Period, the spike in risk-on sentiment, the bond market sell off and yield curve steepening were the primary drivers of the Fund’s performance. Total returns were dented by rising global government bonds.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 0.21%, and the Index was 0.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 1.00% in the second half of 2018, as central banks were less accommodative on their monetary policies. A slowdown in global growth, decelerating core and headline inflation, and increasing trade and political uncertainties (Brexit, US-China trade dispute) were major contributors to risk-off sentiment in late 2018. A dovish turn by central banks in 2019 increased the likelihood of easy monetary policy, and interest rates around the world declined through June 2019, positively impacting Fund performance. The Fund gained 1.24% in the first half of 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index
SIX MONTHS	– 0.36%	– 0.32%	– 0.15%	N/A	N/A	N/A
ONE YEAR	0.89%	1.03%	1.31%	0.89%	1.03%	1.31%
FIVE YEARS	– 1.96%	– 1.82%	0.17%	– 0.40%	– 0.37%	0.03%
TEN YEARS	– 9.50%	– 9.98%	– 5.66%	– 0.99%	– 1.05%	– 0.58%

The One Year Total Return based on Net Asset Value, Market Value and the Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index for the year ended June 30, 2019 was 0.21%, 0.42% and 0.65%, respectively.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Korea Treasury Bond 2.00% 3/10/2021	3.8%
Government of Japan 5 Year Bond 0.10% 6/20/2021	2.5
Government of Japan 5 Year Bond 0.10% 3/20/2022	2.4
China Government Bond 3.17% 10/11/2021	2.1
Government of Japan 5 Year Bond 0.10% 9/20/2021	2.0
TOTAL	12.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Foreign Government Obligations	95.1%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	4.9
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2019

Description	% of Total Investments
Japan	20.7%
Italy	8.4
France	7.0
Germany	5.5
South Korea	4.8
Canada	4.8
United Kingdom	4.8
Spain	4.8
Australia	4.0
Belgium	3.6
TOTAL	68.4%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
Management’s Discussion Of Fund Performance (Unaudited)
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is the FTSE International Inflation-Linked Securities Select Index (the “Index”).
The Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31. For the 6-month period from July 1, 2019 through December 31, 2019 (the “Reporting Period”), the total return for the Fund was 1.58%, and the Index was 1.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The slowdown in global growth, decelerating core and headline inflation, and geopolitical uncertainty were significant contributors to the volatility and underlying risk-off sentiment that defined the markets during the Reporting Period. Central banks took an accommodative stance during the Reporting Period, implementing easy monetary policies that saw interest rates decline around the world, positively impacting the Fund’s performance and alleviating concerns about an impending recession. Towards the end of the Reporting Period, the spike in risk-on sentiment, the bond market sell off and yield curve steepening were the primary drivers of the Fund’s performance. Credit spread tightening and excess returns were broadly positive, but total returns were dented by rising global government bonds.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is the FTSE International Inflation-Linked Securities Select Index (the “Index”). For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.78%, and the Index was 5.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 2.13% in the second half of 2018, as central banks were less accommodative on their monetary policies. A slowdown in global growth, decelerating core and headline inflation, and increasing trade and political uncertainties (Brexit, US-China trade dispute) were major contributors to risk-off sentiment in late 2018. A dovish turn by central banks in 2019 increased the likelihood of easy monetary policy, and interest rates around the world declined through June 2019, positively impacting Fund performance. The Fund gained 7.07% in the first half of 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index
SIX MONTHS	1.58%	0.87%	1.65%	N/A	N/A	N/A
ONE YEAR	8.75%	8.59%	9.18%	8.75%	8.59%	9.18%
FIVE YEARS(1) (2)	7.58%	7.69%	10.36%	1.47%	1.49%	1.99%
TEN YEARS(1) (2)	27.35%	26.58%	34.16%	2.45%	2.38%	2.98%

(1)	Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Securities Select Index. The Fund's performance in the tables is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.
(2)	The FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index) inception date is January 15, 2016. Index returns in the line graph below represent the Fund’s prior benchmark index from December 31, 2009 through February 14, 2016 and the FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index from February 15, 2016 through December 31, 2019.
The One Year Total Return based on Net Asset Value, Market Value and the FTSE International Inflation-Linked Securities Select Index for the year ended June 30, 2019 was 4.78%, 6.01% and 5.34%, respectively.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FTSE International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2050	1.6%
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/2023	1.3
Bonos de la Tesoreria de la Republica 3.00% 1/1/2044	1.3
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2022	1.3
Spain Government Inflation Linked Bond 1.80% 11/30/2024	1.2
TOTAL	6.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Foreign Government Obligations	99.4%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2019

Description	% of Total Investments
United Kingdom	21.9%
Brazil	8.7
France	8.3
Italy	5.9
Chile	5.0
South Africa	4.8
Mexico	4.6
Spain	4.6
Canada	4.6
Japan	4.5
TOTAL	72.9%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.3%
BRAZIL — 8.4%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 4/1/2021	BRL	10,600,000	$ 2,488,374
Series LTN, Zero Coupon, 7/1/2021	BRL	35,450,000	8,204,873
Series LTN, Zero Coupon, 10/1/2021	BRL	18,200,000	4,141,719
Series LTN, Zero Coupon, 1/1/2022	BRL	44,835,000	10,056,059
Series LTN, Zero Coupon, 7/1/2022	BRL	39,000,000	8,466,496
Series LTN, Zero Coupon, 7/1/2023	BRL	32,100,000	6,503,768
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	19,810,000	5,176,354
Series NTNF, 10.00%, 1/1/2023	BRL	49,910,000	13,794,699
Series NTNF, 10.00%, 1/1/2025	BRL	42,850,000	12,244,788
Series NTNF, 10.00%, 1/1/2027	BRL	29,075,000	8,522,814
Series NTNF, 10.00%, 1/1/2029	BRL	15,890,000	4,774,846
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	93,097
10.25%, 1/10/2028	BRL	1,000,000	292,353
12.50%, 1/5/2022	BRL	350,000	97,224
			84,857,464
CHILE — 2.8%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	2,000,000,000	2,802,202
4.50%, 3/1/2021	CLP	1,670,000,000	2,288,157
4.50%, 3/1/2026	CLP	3,265,000,000	4,784,711
4.70%, 9/1/2030 (a)	CLP	2,820,000,000	4,266,894
5.00%, 3/1/2035	CLP	3,580,000,000	5,576,721
5.10%, 7/15/2050	CLP	950,000,000	1,526,186
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	93,142
Series 30YR, 6.00%, 1/1/2043	CLP	3,050,000,000	5,523,853
Bonos del Banco Central de Chile en Pesos:
Series 10YR, 6.00%, 2/1/2021	CLP	305,000,000	423,296
Series 10YR, 6.00%, 3/1/2022	CLP	310,000,000	446,827
Security Description		Principal Amount	Value
Chile Government International Bond 5.50%, 8/5/2020	CLP	610,000,000	$ 827,090
			28,559,079
CHINA — 6.1%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,020,949
Series 1908, 3.42%, 7/2/2024	CNY	17,000,000	2,454,783
Series 1915, 3.45%, 9/20/2029	CNY	10,000,000	1,418,412
Series 1904, 3.68%, 2/26/2026	CNY	18,000,000	2,609,899
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	441,484
Series 1213, 4.21%, 3/22/2022	CNY	10,000,000	1,475,056
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,495,520
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	466,459
Series 1421, 5.10%, 8/7/2021	CNY	10,000,000	1,487,184
China Government Bond:
Series 1902, 2.44%, 2/21/2021	CNY	10,000,000	1,433,760
Series 1903, 2.69%, 3/7/2022	CNY	25,000,000	3,587,231
Series 1909, 2.74%, 7/11/2021	CNY	17,000,000	2,446,136
Series 1913, 2.94%, 10/17/2024	CNY	10,000,000	1,439,941
Series 1822, 3.00%, 10/18/2020	CNY	4,100,000	591,454
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	3,932,186
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,131,477
Series 1814, 3.24%, 7/5/2021	CNY	30,000,000	4,350,926
Series 1907, 3.25%, 6/6/2026	CNY	24,800,000	3,598,790
Series 1827, 3.25%, 11/22/2028	CNY	25,000,000	3,622,131
Series 1823, 3.29%, 10/18/2023	CNY	20,000,000	2,923,037
Series 1906, 3.29%, 5/23/2029	CNY	12,600,000	1,828,544
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	736,621
Series 1608, 3.52%, 4/25/2046	CNY	6,000,000	826,607
Series 1521, 3.74%, 9/22/2035	CNY	16,000,000	2,377,922
3.74%, 10/20/2045	CNY	3,000,000	437,697

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 1910, 3.86%, 7/22/2049	CNY	23,500,000	$ 3,463,987
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,485,312
Series 1715, 4.05%, 7/24/2047	CNY	5,000,000	755,731
Series 1824, 4.08%, 10/22/2048	CNY	22,300,000	3,400,565
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	155,033
Series 1806, 4.22%, 3/19/2048	CNY	6,000,000	935,226
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	512,751
Series 1116, 4.50%, 6/23/2041	CNY	4,000,000	657,596
			61,500,407
COLOMBIA — 4.0%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	479,742
7.75%, 4/14/2021	COP	400,000,000	125,653
9.85%, 6/28/2027	COP	115,000,000	43,953
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	32,215,000,000	9,770,735
Series B, 6.25%, 11/26/2025	COP	20,695,000,000	6,489,453
Series B, 7.00%, 5/4/2022	COP	25,554,000,000	8,127,907
Series B, 7.00%, 6/30/2032	COP	10,614,000,000	3,375,924
Series B, 7.25%, 10/18/2034	COP	7,825,000,000	2,528,188
Series B, 7.50%, 8/26/2026	COP	25,162,000,000	8,370,955
Series B, 7.75%, 9/18/2030	COP	3,400,000,000	1,145,451
Series B, 11.00%, 7/24/2020	COP	235,000,000	74,329
			40,532,290
CZECH REPUBLIC — 3.6%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	57,900,000	2,306,369
Series 97, 0.45%, 10/25/2023	CZK	105,340,000	4,435,158
Series 104, 0.75%, 2/23/2021	CZK	18,100,000	788,362
Series 94, 0.95%, 5/15/2030	CZK	103,770,000	4,271,242
Series 95, 1.00%, 6/26/2026	CZK	81,470,000	3,457,960
Security Description		Principal Amount	Value
Series 15Y, 2.00%, 10/13/2033	CZK	73,850,000	$ 3,327,727
Series 89, 2.40%, 9/17/2025	CZK	78,520,000	3,621,057
Series 78, 2.50%, 8/25/2028	CZK	68,240,000	3,230,471
Series 105, 2.75%, 7/23/2029	CZK	53,450,000	2,585,170
Series 61, 3.85%, 9/29/2021	CZK	61,070,000	2,791,869
Series 49, 4.20%, 12/4/2036	CZK	33,130,000	1,970,777
Series 52, 4.70%, 9/12/2022	CZK	22,800,000	1,088,412
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	874,849
Series 58, 5.70%, 5/25/2024	CZK	44,000,000	2,292,647
			37,042,070
HUNGARY — 3.2%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	382,900,000	1,306,736
Series 20/C, 1.00%, 9/23/2020	HUF	196,250,000	670,596
Series 22/C, 1.50%, 8/24/2022	HUF	40,000,000	139,867
Series 22/B, 1.75%, 10/26/2022	HUF	908,500,000	3,200,777
Series 21/B, 2.50%, 10/27/2021	HUF	978,500,000	3,469,364
Series 24/C, 2.50%, 10/24/2024	HUF	760,000,000	2,765,934
Series 26/D, 2.75%, 12/22/2026	HUF	520,000,000	1,918,645
Series 24/B, 3.00%, 6/26/2024	HUF	748,980,000	2,788,028
Series 27/A, 3.00%, 10/27/2027	HUF	1,073,880,000	4,006,690
Series 30/A, 3.00%, 8/21/2030	HUF	340,000,000	1,259,844
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	505,024
Series 20/B, 3.50%, 6/24/2020	HUF	39,380,000	135,777
Series 25/B, 5.50%, 6/24/2025	HUF	1,374,220,000	5,751,199
Series 23/A, 6.00%, 11/24/2023	HUF	17,340,000	71,286
Series 28/A, 6.75%, 10/22/2028	HUF	467,000,000	2,220,880
Series 22/A, 7.00%, 6/24/2022	HUF	595,590,000	2,367,448

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 20/A, 7.50%, 11/12/2020	HUF	12,450,000	$ 44,946
			32,623,041
INDONESIA — 6.8%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	26,555,000,000	1,878,640
Series FR64, 6.13%, 5/15/2028	IDR	41,000,000,000	2,782,071
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	103,621
Series FR81, 6.50%, 6/15/2025	IDR	50,700,000,000	3,668,149
Series FR65, 6.63%, 5/15/2033	IDR	74,870,000,000	4,973,658
Series FR61, 7.00%, 5/15/2022	IDR	78,033,000,000	5,722,139
Series FR59, 7.00%, 5/15/2027	IDR	64,710,000,000	4,642,982
Series FR82, 7.00%, 9/15/2030	IDR	25,000,000,000	1,781,041
Series FR76, 7.38%, 5/15/2048	IDR	7,700,000,000	536,629
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,885,466
Series FR80, 7.50%, 6/15/2035	IDR	17,000,000,000	1,225,048
Series FR75, 7.50%, 5/15/2038	IDR	41,910,000,000	2,981,208
Series FR77, 8.13%, 5/15/2024	IDR	93,000,000,000	7,141,221
Series FR53, 8.25%, 7/15/2021	IDR	32,975,000,000	2,462,759
Series FR78, 8.25%, 5/15/2029	IDR	97,500,000,000	7,571,043
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	282,425
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,490,838
Series FR70, 8.38%, 3/15/2024	IDR	41,100,000,000	3,171,779
Series FR68, 8.38%, 3/15/2034	IDR	44,400,000,000	3,422,150
Series FR79, 8.38%, 4/15/2039	IDR	39,150,000,000	3,017,504
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	719,583
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	558,801
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	482,014
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	84,067
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	106,156
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	27,655
Security Description		Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.50%, 5/15/2021	IDR	20,000,000,000	$ 1,453,215
Series PBS, 8.25%, 9/15/2020	IDR	7,150,000,000	525,913
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	291,996
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,706,747
			68,696,518
ISRAEL — 4.6%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	3,300,000	958,386
Series 0722, 0.75%, 7/31/2022	ILS	1,200,000	351,419
Series 0421, 1.00%, 4/30/2021	ILS	10,550,000	3,086,685
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,308,049
Series 1123, 1.50%, 11/30/2023	ILS	10,035,000	3,031,110
Series 0825, 1.75%, 8/31/2025	ILS	13,580,000	4,190,593
Series 0327, 2.00%, 3/31/2027	ILS	11,550,000	3,643,489
Series 0928, 2.25%, 9/28/2028	ILS	11,395,000	3,683,104
Series 0324, 3.75%, 3/31/2024	ILS	10,600,000	3,501,449
Series 0347, 3.75%, 3/31/2047	ILS	9,575,000	3,876,278
Series 0323, 4.25%, 3/31/2023	ILS	6,650,000	2,168,110
Series 0122, 5.50%, 1/31/2022	ILS	17,595,000	5,654,549
Series 0142, 5.50%, 1/31/2042	ILS	11,810,000	5,859,253
Series 1026, 6.25%, 10/30/2026	ILS	12,425,000	4,933,608
			47,246,082
MALAYSIA — 4.6%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,800,000	442,450
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	459,810
Series 0307, 3.50%, 5/31/2027	MYR	600,000	148,067
Series 0315, 3.66%, 10/15/2020	MYR	200,000	49,182
Series 0218, 3.76%, 4/20/2023	MYR	15,000,000	3,742,935

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	$ 1,194,156
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,033,173
Series 0419, 3.83%, 7/5/2034	MYR	2,000,000	499,782
Series 0413, 3.84%, 4/15/2033	MYR	9,860,000	2,457,673
Series 0117, 3.88%, 3/10/2022	MYR	3,600,000	896,370
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	705,402
Series 0212, 3.89%, 3/15/2027	MYR	600,000	151,709
Series 0219, 3.89%, 8/15/2029	MYR	5,295,000	1,353,684
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	527,034
Series 0119, 3.91%, 7/15/2026	MYR	1,500,000	379,450
Series 0115, 3.96%, 9/15/2025	MYR	6,672,000	1,689,117
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	601,857
Series 0217, 4.06%, 9/30/2024	MYR	5,645,000	1,431,169
Series 0412, 4.13%, 4/15/2032	MYR	800,000	205,567
Series 0111, 4.16%, 7/15/2021	MYR	4,900,000	1,218,624
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	967,174
Series 0411, 4.23%, 6/30/2031	MYR	3,610,000	936,353
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	428,061
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,127,329
Series 0216, 4.74%, 3/15/2046	MYR	4,425,000	1,189,486
Series 0317, 4.76%, 4/7/2037	MYR	3,135,000	859,440
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	44,854
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	832,079
Series 0713, 4.94%, 9/30/2043	MYR	300,000	83,498
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	369,633
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	404,207
Series 0319, 3.73%, 3/31/2026	MYR	3,300,000	823,214
Security Description		Principal Amount	Value
Series 0216, 3.74%, 8/26/2021	MYR	1,500,000	$ 370,634
Series 0317, 3.95%, 4/14/2022	MYR	1,400,000	348,511
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	860,016
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,125,894
Series 0318, 4.09%, 11/30/2023	MYR	2,350,000	593,635
Series 0118, 4.13%, 8/15/2025	MYR	7,150,000	1,818,851
Series 0119, 4.13%, 7/9/2029	MYR	13,000,000	3,344,209
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	1,008,026
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,527,200
Series 0218, 4.37%, 10/31/2028	MYR	7,700,000	2,011,496
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	608,181
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	590,348
Series 0219, 4.47%, 9/15/2039	MYR	6,000,000	1,588,791
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,977,187
Series 0517, 4.76%, 8/4/2037	MYR	5,300,000	1,442,936
Series 0615, 4.79%, 10/31/2035	MYR	810,000	220,168
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	411,742
			47,100,364
MEXICO — 6.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	73,640,000	3,694,479
Series M, 6.50%, 6/10/2021	MXN	80,269,000	4,234,143
Series M, 6.50%, 6/9/2022	MXN	101,748,000	5,356,695
Series M, 7.25%, 12/9/2021	MXN	110,200,000	5,883,772
Series M 20, 7.50%, 6/3/2027	MXN	125,590,000	6,906,851
Series M, 7.75%, 5/29/2031	MXN	84,028,000	4,746,710
Series M, 7.75%, 11/23/2034	MXN	12,710,000	720,648
Series M, 7.75%, 11/13/2042	MXN	89,980,000	5,053,108
Series M, 8.00%, 12/7/2023	MXN	77,230,000	4,259,796
Series M, 8.00%, 9/5/2024	MXN	67,200,000	3,733,543

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series M, 8.00%, 11/7/2047	MXN	51,000,000	$ 2,957,508
Series M 20, 8.50%, 5/31/2029	MXN	86,415,000	5,093,332
Series M 30, 8.50%, 11/18/2038	MXN	62,240,000	3,758,098
Series M 20, 10.00%, 12/5/2024	MXN	134,860,000	8,105,526
Series M 30, 10.00%, 11/20/2036	MXN	24,137,000	1,650,504
			66,154,713
PERU — 3.2%
Peru Government Bond:
5.40%, 8/12/2034 (a)	PEN	5,950,000	1,885,937
5.94%, 2/12/2029 (a)	PEN	1,625,000	553,640
6.15%, 8/12/2032 (a)	PEN	12,657,000	4,329,555
6.90%, 8/12/2037	PEN	11,075,000	4,029,973
6.95%, 8/12/2031	PEN	6,370,000	2,317,191
8.20%, 8/12/2026	PEN	1,300,000	499,562
Peruvian Government International Bond:
Series REGS, 5.40%, 8/12/2034	PEN	1,604,000	508,411
Series REGS, 5.70%, 8/12/2024	PEN	3,794,000	1,279,603
Series REGS, 6.35%, 8/12/2028	PEN	14,910,000	5,220,838
Series REGS, 6.71%, 2/12/2055	PEN	475,000	173,768
Series REGS, 6.85%, 2/12/2042	PEN	7,225,000	2,616,069
Series REGS, 6.90%, 8/12/2037	PEN	4,460,000	1,622,905
Series REGS, 6.95%, 8/12/2031	PEN	4,412,000	1,604,937
Series REGS, 8.20%, 8/12/2026	PEN	15,935,000	6,123,481
			32,765,870
PHILIPPINES — 4.2%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	20,650,000	406,962
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,524,713
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	68,364
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	412,267
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	314,300
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,443,467
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	271,551
Security Description		Principal Amount	Value
Series 3-23, 4.25%, 1/25/2021	PHP	71,050,000	$ 1,408,977
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,375,595
Series R511, 4.63%, 12/4/2022	PHP	189,850,000	3,830,379
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	1,213,349
Series 1061, 4.75%, 5/4/2027	PHP	173,450,000	3,504,389
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	984,300
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	662,158
Series 7-61, 5.75%, 4/12/2025	PHP	114,500,000	2,444,997
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	160,158
Series R251, 6.13%, 10/24/2037	PHP	72,000,000	1,591,092
Series 7-62, 6.25%, 2/14/2026	PHP	85,000,000	1,863,126
Series 1063, 6.25%, 3/22/2028	PHP	130,700,000	2,897,736
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	97,536
Series 2023, 6.75%, 1/24/2039	PHP	140,000,000	3,293,537
Series 1064, 6.88%, 1/10/2029	PHP	63,000,000	1,470,329
Series 2017, 8.00%, 7/19/2031	PHP	327,737,338	8,433,935
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	353,329
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	611,320
6.25%, 1/14/2036	PHP	20,000,000	477,225
			43,115,091
POLAND — 4.6%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,500,000	656,412
Series 0521, Zero Coupon, 5/25/2021	PLN	2,500,000	647,263
Series 0721, 1.75%, 7/25/2021	PLN	14,800,000	3,924,368
Series 0421, 2.00%, 4/25/2021	PLN	8,800,000	2,340,982
Series 0422, 2.25%, 4/25/2022	PLN	18,935,000	5,074,380
Series 0123, 2.50%, 1/25/2023	PLN	6,140,000	1,660,575
Series 0424, 2.50%, 4/25/2024	PLN	26,650,000	7,244,411
Series 0726, 2.50%, 7/25/2026	PLN	10,000,000	2,719,745

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 0727, 2.50%, 7/25/2027	PLN	20,000,000	$ 5,429,534
Series 0428, 2.75%, 4/25/2028	PLN	18,500,000	5,114,498
Series 1029, 2.75%, 10/25/2029	PLN	9,800,000	2,726,318
Series 0725, 3.25%, 7/25/2025	PLN	10,400,000	2,934,771
Series 1023, 4.00%, 10/25/2023	PLN	9,000,000	2,573,126
Series 1021, 5.75%, 10/25/2021	PLN	11,250,000	3,195,109
			46,241,492
ROMANIA — 2.9%
Romania Government Bond:
Series 3Y, 2.30%, 10/26/2020	RON	3,335,000	774,015
Series 5Y, 3.25%, 3/22/2021	RON	3,905,000	912,377
Series 7Y, 3.25%, 4/29/2024	RON	3,830,000	876,188
Series 5Y, 3.40%, 3/8/2022	RON	15,710,000	3,659,520
Series 7Y, 3.50%, 12/19/2022	RON	3,705,000	861,625
Series 15Y, 3.65%, 9/24/2031	RON	4,750,000	996,844
Series 3Y, 4.00%, 10/27/2021	RON	6,985,000	1,647,758
Series 3Y, 4.00%, 8/8/2022	RON	1,250,000	294,640
Series 5Y, 4.25%, 6/28/2023	RON	20,140,000	4,777,656
Series 4.3Y, 4.40%, 9/25/2023	RON	2,500,000	597,827
Series 5Y, 4.50%, 6/17/2024	RON	14,700,000	3,519,402
Series 10Y, 4.75%, 2/24/2025	RON	7,625,000	1,845,587
Series 7Y, 4.85%, 4/22/2026	RON	6,175,000	1,505,962
Series 10Y, 5.00%, 2/12/2029	RON	10,350,000	2,524,430
Series 15YR, 5.80%, 7/26/2027	RON	9,140,000	2,356,184
Series 10Y, 5.85%, 4/26/2023	RON	1,550,000	385,816
Series 10YR, 5.95%, 6/11/2021	RON	8,380,000	2,028,841
			29,564,672
RUSSIA — 4.6%
Russian Federal Bond - OFZ:
Series 6223, 6.50%, 2/28/2024	RUB	30,000,000	494,403
Security Description		Principal Amount	Value
Series 6224, 6.90%, 5/23/2029	RUB	80,500,000	$ 1,366,088
Series 5083, 7.00%, 12/15/2021	RUB	117,130,000	1,935,746
Series 6211, 7.00%, 1/25/2023	RUB	140,900,000	2,359,046
Series 6215, 7.00%, 8/16/2023	RUB	212,000,000	3,550,067
Series 6212, 7.05%, 1/19/2028	RUB	188,115,000	3,197,679
Series 6222, 7.10%, 10/16/2024	RUB	184,821,000	3,118,505
Series 6229, 7.15%, 11/12/2025	RUB	94,500,000	1,601,203
Series 6225, 7.25%, 5/10/2034	RUB	188,250,000	3,267,258
Series 6220, 7.40%, 12/7/2022	RUB	284,951,000	4,801,174
Series 6227, 7.40%, 7/17/2024	RUB	99,500,000	1,691,995
Series 6205, 7.60%, 4/14/2021	RUB	44,400,000	735,791
Series 6209, 7.60%, 7/20/2022	RUB	122,400,000	2,062,273
Series 6228, 7.65%, 4/10/2030	RUB	60,000,000	1,064,551
Series 6221, 7.70%, 3/23/2033	RUB	216,060,000	3,880,410
Series 6230, 7.70%, 3/16/2039	RUB	20,000,000	364,511
Series 6219, 7.75%, 9/16/2026	RUB	254,790,000	4,470,406
Series 6226, 7.95%, 10/7/2026	RUB	131,150,000	2,323,743
Series 6207, 8.15%, 2/3/2027	RUB	107,009,000	1,925,985
Series 6218, 8.50%, 9/17/2031	RUB	118,892,000	2,262,578
			46,473,412
SOUTH AFRICA — 4.6%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	16,041,000	820,708
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	712,711
Series R214, 6.50%, 2/28/2041	ZAR	24,500,000	1,218,522
Series R213, 7.00%, 2/28/2031	ZAR	52,062,000	3,151,499
Series R213, 7.00%, 2/28/2031	ZAR	5,500,000	332,935
Series 2023, 7.75%, 2/28/2023	ZAR	54,380,000	3,943,777
Series 2030, 8.00%, 1/31/2030	ZAR	85,795,000	5,724,038

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 2032, 8.25%, 3/31/2032	ZAR	49,440,000	$ 3,243,691
Series 2037, 8.50%, 1/31/2037	ZAR	16,597,000	1,050,940
Series 2044, 8.75%, 1/31/2044	ZAR	127,541,000	8,012,253
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	2,218,456
Series 2048, 8.75%, 2/28/2048	ZAR	22,000,000	1,387,323
Series 2035, 8.88%, 2/28/2035	ZAR	40,230,000	2,683,669
Series 2040, 9.00%, 1/31/2040	ZAR	59,290,000	3,864,087
Series R186, 10.50%, 12/21/2026	ZAR	7,565,000	605,061
Series R186, 10.50%, 12/21/2026	ZAR	94,100,000	7,526,271
			46,495,941
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 3909, 1.13%, 9/10/2039	KRW	1,200,000,000	936,418
Series 2109, 1.38%, 9/10/2021	KRW	6,112,800,000	5,285,279
Series 2409, 1.38%, 9/10/2024	KRW	3,400,000,000	2,923,376
Series 2912, 1.38%, 12/10/2029	KRW	1,500,000,000	1,257,844
Series 2612, 1.50%, 12/10/2026	KRW	3,884,000,000	3,329,951
Series 3609, 1.50%, 9/10/2036	KRW	5,363,000,000	4,495,415
Series 2206, 1.63%, 6/10/2022	KRW	2,500,000,000	2,172,141
Series 2012, 1.75%, 12/10/2020	KRW	4,820,000,000	4,183,104
Series 2203, 1.88%, 3/10/2022	KRW	5,053,000,000	4,413,251
Series 2403, 1.88%, 3/10/2024	KRW	5,650,000,000	4,955,636
Series 2606, 1.88%, 6/10/2026	KRW	4,609,000,000	4,050,748
Series 2906, 1.88%, 6/10/2029	KRW	7,220,000,000	6,330,098
Series 2103, 2.00%, 3/10/2021	KRW	500,000,000	435,629
Series 2112, 2.00%, 12/10/2021	KRW	1,750,000,000	1,530,850
Series 2209, 2.00%, 9/10/2022	KRW	4,640,200,000	4,071,481
Series 4603, 2.00%, 3/10/2046	KRW	1,170,000,000	1,074,030
Series 4903, 2.00%, 3/10/2049	KRW	8,975,000,000	8,292,858
Security Description		Principal Amount	Value
Series 2706, 2.13%, 6/10/2027	KRW	6,062,000,000	$ 5,413,707
Series 4703, 2.13%, 3/10/2047	KRW	5,412,000,000	5,104,140
Series 2106, 2.25%, 6/10/2021	KRW	3,131,000,000	2,741,585
Series 2309, 2.25%, 9/10/2023	KRW	6,090,000,000	5,409,211
Series 2506, 2.25%, 6/10/2025	KRW	2,230,000,000	1,995,734
Series 2512, 2.25%, 12/10/2025	KRW	500,000,000	448,438
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,339,761
Series 2303, 2.38%, 3/10/2023	KRW	3,918,000,000	3,483,146
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	5,091,784
Series 2812, 2.38%, 12/10/2028	KRW	5,139,000,000	4,686,200
Series 3809, 2.38%, 9/10/2038	KRW	6,709,000,000	6,414,995
Series 2806, 2.63%, 6/10/2028	KRW	5,735,000,000	5,317,133
Series 3509, 2.63%, 9/10/2035	KRW	2,370,000,000	2,305,745
Series 4803, 2.63%, 3/10/2048	KRW	6,654,000,000	6,936,129
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,336,796
Series 2409, 3.00%, 9/10/2024	KRW	500,000,000	461,564
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	285,066
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,465,308
Series 2206, 3.75%, 6/10/2022	KRW	580,000,000	529,357
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	425,530
Series 2106, 4.25%, 6/10/2021	KRW	1,127,000,000	1,014,475
			125,943,913
THAILAND — 6.8%
Thailand Government Bond:
1.45%, 12/17/2024	THB	24,500,000	824,832
1.60%, 6/17/2035	THB	18,500,000	609,654
1.88%, 6/17/2022	THB	30,950,000	1,050,224
2.00%, 12/17/2022	THB	116,602,000	3,982,226
2.13%, 12/17/2026	THB	104,440,000	3,659,541
2.40%, 12/17/2023	THB	192,400,000	6,706,190
2.88%, 12/17/2028	THB	159,510,000	5,948,404
2.88%, 6/17/2046	THB	84,085,000	3,302,273
3.30%, 6/17/2038	THB	19,500,000	797,611
3.40%, 6/17/2036	THB	130,960,000	5,402,455

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
3.58%, 12/17/2027	THB	4,650,000	$ 180,315
3.60%, 6/17/2067	THB	104,000,000	4,765,085
3.63%, 6/16/2023	THB	96,739,000	3,490,304
3.65%, 12/17/2021	THB	93,281,000	3,262,224
3.65%, 6/20/2031	THB	5,845,000	236,535
3.78%, 6/25/2032	THB	107,940,000	4,456,871
3.80%, 6/14/2041	THB	12,750,000	565,759
3.85%, 12/12/2025	THB	19,632,000	750,067
3.85%, 12/12/2025	THB	122,750,000	4,689,827
4.00%, 6/17/2066	THB	54,280,000	2,685,075
4.68%, 6/29/2044	THB	64,500,000	3,277,295
4.85%, 6/17/2061	THB	48,195,000	2,736,714
4.88%, 6/22/2029	THB	22,564,000	976,247
4.88%, 6/22/2029	THB	100,000,000	4,326,568
5.67%, 3/13/2028	THB	10,000,000	442,748
Series 06-5, 5.85%, 3/31/2021	THB	5,000,000	176,397
			69,301,441
TURKEY — 3.4%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	175,000	26,025
8.00%, 3/12/2025	TRY	6,690,000	964,547
8.50%, 9/14/2022	TRY	18,800,000	2,963,267
8.80%, 9/27/2023	TRY	2,300,000	355,184
9.00%, 7/24/2024	TRY	16,550,000	2,516,846
9.20%, 9/22/2021	TRY	28,660,000	4,659,477
9.40%, 7/8/2020	TRY	600,000	100,218
10.40%, 3/20/2024	TRY	850,000	137,691
10.50%, 8/11/2027	TRY	12,080,000	1,891,877
10.60%, 2/11/2026	TRY	28,544,000	4,532,697
10.70%, 2/17/2021	TRY	2,870,000	480,584
10.70%, 8/17/2022	TRY	11,190,000	1,850,271
11.00%, 3/2/2022	TRY	20,210,000	3,370,597
11.00%, 2/24/2027	TRY	10,548,000	1,689,169
12.20%, 1/18/2023	TRY	26,470,000	4,528,056
12.40%, 3/8/2028	TRY	8,050,000	1,386,532
16.20%, 6/14/2023	TRY	5,850,000	1,108,364
Series 2363, 20.90%, 4/21/2021	TRY	8,000,000	1,501,596
23.00%, 8/12/2020	TRY	800,000	144,245
			34,207,243
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $966,292,547)			988,421,103

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c) (Cost $5,199,472)	5,199,472	$ 5,199,472
TOTAL INVESTMENTS — 97.8% (Cost $971,492,019)		993,620,575
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		22,008,463
NET ASSETS — 100.0%		$ 1,015,629,038
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At December 31, 2019, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD 1,590,990	CNH 11,200,000	01/07/2020	$ 17,049
Barclays Capital	USD 3,609,281	ILS 12,500,000	01/07/2020	10,341
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	ILS 12,500,000	USD 3,603,507	01/07/2020	$ (16,114)
Barclays Capital	CNH 11,200,000	USD 1,601,267	01/07/2020	(6,772)
Barclays Capital	USD 1,600,255	CNH 11,200,000	02/06/2020	6,840
Barclays Capital	USD 1,216,270	CNH 8,500,000	02/06/2020	3,400
Barclays Capital	USD 1,435,394	CNH 10,000,000	02/06/2020	(487)
Citibank N.A.	CNH 7,000,000	USD 999,437	02/06/2020	(4,998)
HSBC Bank PLC	USD 357,398	CNH 2,500,000	01/07/2020	1,539
HSBC Bank PLC	CNH 2,500,000	USD 356,590	01/07/2020	(2,348)
HSBC Bank PLC	CNH 2,500,000	USD 357,102	02/06/2020	(1,625)
Societe Generale	USD 493,060	BRL 2,000,000	01/07/2020	4,055
Societe Generale	USD 1,078,352	BRL 4,400,000	01/07/2020	15,301
Societe Generale	USD 788,177	BRL 3,200,000	01/07/2020	7,207
Societe Generale	USD 829,112	CNH 5,800,000	01/07/2020	3,622
Societe Generale	CNH 2,800,000	USD 397,692	01/07/2020	(4,317)
Societe Generale	BRL 7,595,000	USD 1,807,903	01/07/2020	(79,891)
Societe Generale	CNH 3,000,000	USD 428,049	01/07/2020	(2,676)
Societe Generale	BRL 2,005,000	USD 493,842	01/07/2020	(4,515)
Societe Generale	USD 493,162	BRL 2,005,000	02/06/2020	4,724
Societe Generale	CNH 5,800,000	USD 828,394	02/06/2020	(3,852)
Standard Chartered Bank	USD 2,160,056	BRL 9,200,000	01/07/2020	126,673
Standard Chartered Bank	USD 487,080	BRL 2,000,000	01/07/2020	10,035
Standard Chartered Bank	USD 397,767	COP 1,400,000,000	01/07/2020	28,793
Standard Chartered Bank	USD 325,180	IDR 4,600,000,000	01/07/2020	6,828
Standard Chartered Bank	USD 10,137,663	IDR 143,600,000,000	01/07/2020	226,773
Standard Chartered Bank	USD 857,602	IDR 12,000,000,000	01/07/2020	8,507
Standard Chartered Bank	USD 893,495	IDR 12,500,000,000	01/07/2020	8,701
Standard Chartered Bank	USD 3,145,272	PHP 160,000,000	01/07/2020	12,192
Standard Chartered Bank	IDR 60,600,000,000	USD 4,276,641	01/07/2020	(97,209)
Standard Chartered Bank	IDR 83,000,000,000	USD 5,861,582	01/07/2020	(129,004)
Standard Chartered Bank	PHP 160,000,000	USD 3,127,138	01/07/2020	(30,327)
Standard Chartered Bank	BRL 2,000,000	USD 491,135	01/07/2020	(5,980)
Standard Chartered Bank	IDR 29,100,000,000	USD 2,083,035	01/07/2020	(17,279)
Standard Chartered Bank	BRL 9,200,000	USD 2,268,244	01/07/2020	(18,484)
Standard Chartered Bank	COP 1,400,000,000	USD 424,757	01/07/2020	(1,803)
Standard Chartered Bank	USD 2,264,950	BRL 9,200,000	02/06/2020	19,613
Standard Chartered Bank	USD 424,178	COP 1,400,000,000	02/06/2020	2,045
Standard Chartered Bank	USD 2,079,166	IDR 29,100,000,000	02/06/2020	19,698
Westpac Banking Corp.	USD 2,058,466	CNH 14,400,000	01/07/2020	9,012
Westpac Banking Corp.	USD 377,235	HUF 115,000,000	01/07/2020	13,183
Westpac Banking Corp.	CNH 14,400,000	USD 2,045,251	01/07/2020	(22,227)
Westpac Banking Corp.	HUF 115,000,000	USD 387,701	01/07/2020	(2,716)
Westpac Banking Corp.	USD 388,435	HUF 115,000,000	02/06/2020	2,581
Westpac Banking Corp.	CNH 14,400,000	USD 2,056,761	02/06/2020	(9,504)
Total				$ 106,584

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
PHP	Philippines Peso
During the six-month period ended December 31, 2019, average notional value related to foreign currency exchange contracts was $30,855,074 or 3% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$988,421,103	$—	$988,421,103
Short-Term Investment	5,199,472	—	—	5,199,472
TOTAL INVESTMENTS	$5,199,472	$988,421,103	$—	$993,620,575
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	568,712	—	568,712
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 568,712	$—	$ 568,712
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,199,472	$988,527,687	$—	$993,727,159
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(462,128)	—	(462,128)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (462,128)	$—	$ (462,128)
(a)	Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,816,789	$3,816,789	$149,587,682	$148,204,999	$—	$—	5,199,472	$5,199,472	$47,229
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
AUSTRALIA — 1.1%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	200,000	$ 230,788
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	360,120
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	192,000	219,794
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	237,298
GMTN, 1.38%, 8/30/2028	EUR	100,000	120,334
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	301,097
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	100,000	122,148
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	246,182
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	250,000	282,178
			2,119,939
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	235,203
BELGIUM — 2.4%
Anheuser-Busch InBev NV:
Series EMTN, 0.80%, 4/20/2023	EUR	300,000	345,699
Series EMTN, 0.88%, 3/17/2022	EUR	500,000	573,351
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	118,020
Series EMTN, 1.50%, 3/17/2025	EUR	500,000	600,743
Series EMTN, 1.50%, 4/18/2030	EUR	300,000	361,174
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	476,083
Series EMTN, 2.75%, 3/17/2036	EUR	800,000	1,092,574
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	279,184
Anheuser-Busch InBev SA Series EMTN, 1.13%, 7/1/2027	EUR	200,000	235,531
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	400,000	456,534
			4,538,893
Security Description		Principal Amount	Value
CANADA — 1.0%
Bank of Montreal Series EMTN, 0.25%, 11/17/2021	EUR	200,000	$ 225,834
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	113,348
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	344,717
Federation des Caisses Desjardins du Quebec Series EMTN, 0.25%, 9/27/2021	EUR	200,000	226,098
Royal Bank of Canada 0.13%, 7/23/2024	EUR	200,000	223,295
Toronto-Dominion Bank:
Series EMTN, 0.63%, 3/8/2021	EUR	350,000	396,822
Series EMTN, 0.63%, 7/20/2023	EUR	300,000	344,129
			1,874,243
CAYMAN ISLANDS — 0.2%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	300,000	346,454
DENMARK — 0.7%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	246,472
Danske Bank A/S:
Series EMTN, 0.50%, 5/6/2021	EUR	100,000	113,163
Series EMTN, 0.75%, 6/2/2023	EUR	400,000	457,847
Series EMTN, 0.88%, 5/22/2023	EUR	200,000	227,272
3 Month USD LIBOR + 1.15%, 0.50%, 8/27/2025 (a)	EUR	200,000	221,865
			1,266,619
FINLAND — 0.4%
Nordea Bank Abp EMTN, 0.88%, 6/26/2023	EUR	400,000	459,492
OP Corporate Bank PLC Series EMTN, 0.75%, 3/3/2022	EUR	200,000	228,531
			688,023
FRANCE — 16.1%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	244,400

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Airbus Group Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	$ 245,074
Auchan Holding SA EMTN, 2.38%, 4/25/2025	EUR	200,000	233,909
Auchan Holding SADIR Series EMTN, 2.63%, 1/30/2024	EUR	200,000	240,104
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	300,000	359,639
Series EMTN, 1.38%, 1/22/2030	EUR	300,000	362,097
Series EMTN, 5.63%, 7/4/2022	EUR	200,000	256,385
Banque Federative du Credit Mutuel SA:
Series EMTN, Zero Coupon, 7/17/2025	EUR	400,000	459,556
EMTN, 0.13%, 8/30/2021	EUR	200,000	225,327
EMTN, 0.13%, 2/5/2024	EUR	300,000	335,940
Series EMTN, 0.38%, 1/13/2022	EUR	300,000	339,522
Series EMTN, 1.25%, 1/14/2025	EUR	300,000	353,075
Series EMTN, 1.25%, 5/26/2027	EUR	300,000	357,069
Series EMTN, 1.38%, 7/16/2028	EUR	200,000	242,254
Series EMTN, 1.63%, 1/19/2026	EUR	200,000	241,518
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	368,683
Series EMTN, 2.63%, 2/24/2021	EUR	300,000	347,541
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	371,092
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	249,830
Series EMTN, 3.25%, 8/23/2022	EUR	200,000	244,496
BNP Paribas SA:
EMTN, 0.13%, 9/4/2026	EUR	200,000	217,773
Series EMTN, 0.75%, 11/11/2022	EUR	250,000	286,709
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	222,686
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	173,887
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	348,925
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	236,942
Series EMTN, 1.50%, 11/17/2025	EUR	500,000	594,093
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 5/23/2028	EUR	300,000	$ 360,268
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	243,361
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	364,133
Series EMTN, 2.25%, 1/13/2021	EUR	200,000	230,258
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	123,244
Series EMTN, 2.88%, 10/24/2022	EUR	200,000	242,783
Series EMTN, 2.88%, 9/26/2023	EUR	400,000	495,723
Series EMTN, 3.38%, 1/23/2026	GBP	200,000	288,722
Series EMTN, 4.13%, 1/14/2022	EUR	300,000	366,298
Bpce SA 1.00%, 7/15/2024	EUR	300,000	348,879
BPCE SA:
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	229,526
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	351,630
Series EMTN, 1.13%, 1/18/2023	EUR	600,000	693,112
Series EMTN, 4.50%, 2/10/2022	EUR	200,000	246,969
Capgemini SE 2.50%, 7/1/2023	EUR	200,000	241,656
Carrefour SA Series EMTN, 1.75%, 7/15/2022	EUR	200,000	233,762
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	200,000	245,717
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	240,478
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	251,918
Credit Agricole SA:
EMTN, 0.75%, 12/5/2023	EUR	600,000	690,660
Series EMTN, 0.88%, 1/19/2022	EUR	300,000	343,535
Series EMTN, 1.00%, 9/16/2024	EUR	400,000	465,922
1.00%, 7/3/2029	EUR	200,000	232,556
Series EMTN, 1.25%, 4/14/2026	EUR	400,000	474,821
Series EMTN, 1.38%, 3/13/2025	EUR	100,000	117,866
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	240,244
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	245,544

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series EMTN, 1.88%, 12/20/2026	EUR	200,000	$ 244,716
Series EMTN, 2.38%, 5/20/2024	EUR	300,000	369,289
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	124,680
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	394,750
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	400,000	454,876
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	231,116
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	121,525
Series EMTN, 2.25%, 11/15/2021	EUR	100,000	116,731
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	220,010
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	335,665
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	256,152
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	342,180
Holding d'Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	305,435
HSBC France SA:
Series EMTN, 0.20%, 9/4/2021	EUR	400,000	451,245
Series EMTN, 0.60%, 3/20/2023	EUR	200,000	228,300
LVMH Moet Hennessy Vuitt Series EMTN, 0.75%, 5/26/2024	EUR	200,000	231,680
Orange SA:
EMTN, 1.13%, 7/15/2024	EUR	100,000	116,800
Series EMTN, 1.38%, 3/20/2028	EUR	200,000	238,735
Series EMTN, 1.38%, 1/16/2030	EUR	200,000	238,826
Series EMTN, 2.00%, 1/15/2029	EUR	300,000	375,596
Series EMTN, 3.00%, 6/15/2022	EUR	400,000	482,293
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	146,736
Series EMTN, 3.88%, 1/14/2021	EUR	100,000	117,004
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	827,367
Renault SA EMTN, 1.25%, 6/24/2025	EUR	200,000	223,917
Sanofi:
Security Description		Principal Amount	Value
Series EMTN, 0.50%, 1/13/2027	EUR	800,000	$ 920,764
Series EMTN, 1.13%, 3/10/2022	EUR	200,000	230,635
Series EMTN, 1.75%, 9/10/2026	EUR	400,000	498,013
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	266,345
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	245,624
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	200,000	226,304
Societe Generale SA:
Series EMTN, 0.25%, 1/18/2022	EUR	100,000	112,896
Series EMTN, 0.75%, 5/26/2023	EUR	400,000	458,863
Series EMTN, 1.00%, 4/1/2022	EUR	300,000	344,130
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	346,920
EMTN, 1.75%, 3/22/2029	EUR	200,000	241,175
Series ETMN, 2.13%, 9/27/2028	EUR	200,000	248,546
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	373,043
Series EMTN, 4.75%, 3/2/2021	EUR	300,000	356,191
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	100,000	115,475
Series EMTN, 2.13%, 9/18/2029	EUR	300,000	388,518
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	340,281
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	116,015
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	243,992
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	257,901
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	125,087
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	226,889
			30,647,342
GERMANY — 10.2%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	300,000	362,781
Series 62, 4.50%, 3/13/2043	GBP	100,000	192,425
BASF SE:
0.88%, 11/15/2027	EUR	100,000	117,769

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series EMTN, 1.88%, 2/4/2021	EUR	100,000	$ 114,829
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	357,178
BMW Finance NV:
Series EMTN, 0.13%, 11/29/2021	EUR	100,000	112,721
EMTN, 0.63%, 10/6/2023	EUR	300,000	343,138
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	116,652
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	300,000	342,054
Series EMTN, 1.13%, 9/18/2021	EUR	200,000	229,476
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	226,701
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	112,518
EMTN, 0.63%, 8/28/2024	EUR	100,000	113,768
Series EMTN, 1.00%, 3/4/2026	EUR	300,000	347,040
Daimler AG:
Series EMTN, 0.85%, 2/28/2025	EUR	600,000	689,125
Series EMTN, 0.88%, 1/12/2021	EUR	100,000	113,346
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	230,894
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	357,910
Series EMTN, 1.40%, 1/12/2024	EUR	300,000	352,652
Series EMTN, 1.50%, 3/9/2026	EUR	300,000	360,662
Series EMTN, 1.50%, 7/3/2029	EUR	300,000	357,832
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	313,038
Daimler International Finance B.V.:
Series EMTN, 0.25%, 5/11/2022	EUR	200,000	225,533
EMTN, 0.88%, 4/9/2024	EUR	200,000	229,715
EMTN, 1.00%, 11/11/2025	EUR	300,000	346,543
Deutsche Bank AG:
MTN, 1.13%, 8/30/2023	EUR	200,000	230,528
Series EMTN, 1.13%, 3/17/2025	EUR	900,000	1,007,037
Series EMTN, 1.25%, 9/8/2021	EUR	300,000	339,943
Series EMTN, 1.50%, 1/20/2022	EUR	500,000	568,548
Series EMTN, 2.38%, 1/11/2023	EUR	300,000	351,095
Security Description		Principal Amount	Value
Deutsche Telekom AG Series EMTN, 0.50%, 7/5/2027	EUR	200,000	$ 224,107
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	450,000	540,800
Series EMTN, 2.00%, 12/1/2029	EUR	100,000	124,995
Series EMTN, 2.13%, 1/18/2021	EUR	100,000	114,905
Series EMTN, 4.25%, 7/13/2022	EUR	250,000	312,206
Series EMTN, 6.50%, 4/8/2022	GBP	40,000	59,233
Series EMTN, 6.50%, 4/8/2022	GBP	100,000	148,083
E.ON International Finance B.V.:
Series EMTN, 5.88%, 10/30/2037	GBP	150,000	290,517
Series EMTN, 6.38%, 6/7/2032	GBP	270,000	512,238
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	213,834
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	117,085
Series EMTN, 2.25%, 3/30/2023	EUR	248,000	294,456
innogy Finance B.V.:
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	101,250
Series EMTN, 6.25%, 6/3/2030	GBP	250,000	455,204
Series EMTN, 6.50%, 8/10/2021	EUR	100,000	124,187
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	200,000	226,465
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	100,000	116,139
1.25%, 3/10/2028	EUR	100,000	120,559
1.63%, 3/10/2031	EUR	300,000	373,539
Series EMTN, 1.75%, 2/22/2027	EUR	200,000	249,044
Siemens Financieringsmaatschappij NV:
0.13%, 9/5/2029	EUR	200,000	217,066
Series EMTN, 1.75%, 3/12/2021	EUR	450,000	517,293
Series EMTN, 2.88%, 3/10/2028	EUR	200,000	273,293

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Volkswagen Financial Services AG EMTN, 1.50%, 10/1/2024	EUR	300,000	$ 349,560
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	57,132
1.13%, 10/2/2023	EUR	200,000	230,118
Series EMTN, 1.63%, 1/16/2030	EUR	400,000	462,355
Series 10Y, 1.88%, 3/30/2027	EUR	800,000	949,617
Series EMTN, 2.00%, 3/26/2021	EUR	100,000	115,127
Volkswagen Leasing GmbH:
Series EMTN, 0.25%, 2/16/2021	EUR	100,000	112,639
Series EMTN, 1.13%, 4/4/2024	EUR	400,000	458,525
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	347,343
Series EMTN, 2.63%, 1/15/2024	EUR	435,000	528,796
Vonovia Finance B.V. Series EMTN, 2.25%, 12/15/2023	EUR	100,000	120,685
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	224,941
0.84%, 9/25/2025	EUR	100,000	113,569
1.33%, 9/25/2028	EUR	200,000	228,631
1.82%, 9/25/2031	EUR	200,000	234,244
			19,423,231
HONG KONG — 0.2%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	100,000	113,929
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	200,000	229,632
			343,561
IRELAND — 0.2%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	173,683
1.50%, 9/27/2026	EUR	250,000	303,468
			477,151
ITALY — 4.4%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	250,000	344,573
Autostrade per l'Italia SpA Series EMTN, 5.88%, 6/9/2024	EUR	200,000	256,366
Enel Finance International NV:
Security Description		Principal Amount	Value
EMTN, Zero Coupon, 6/17/2024	EUR	100,000	$ 111,044
Series EMTN, 1.00%, 9/16/2024	EUR	300,000	348,895
Series EMTN, 1.13%, 9/16/2026	EUR	300,000	351,505
EMTN, 1.50%, 7/21/2025	EUR	200,000	238,765
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	304,356
Series EMTN, 5.00%, 9/14/2022	EUR	150,000	191,222
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	78,388
Series EMTN, 5.75%, 9/14/2040	GBP	350,000	674,021
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	124,760
Series EMTN, 3.63%, 1/29/2029	EUR	200,000	285,258
Series EMTN, 3.75%, 9/12/2025	EUR	350,000	469,899
Intesa Sanpaolo SpA:
Series EMTN, 1.00%, 7/4/2024	EUR	300,000	341,744
Series EMTN, 1.13%, 3/4/2022	EUR	327,000	374,454
Series EMTN, 1.38%, 1/18/2024	EUR	100,000	115,596
Series EMTN, 1.75%, 3/20/2028	EUR	400,000	464,278
EMTN, 1.75%, 7/4/2029	EUR	200,000	229,653
Series EMTN, 2.00%, 6/18/2021	EUR	100,000	115,437
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	118,671
Series EMTN, 4.00%, 10/30/2023	EUR	200,000	253,794
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	229,125
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	348,000	397,558
EMTN, 1.00%, 7/23/2023	EUR	100,000	115,621
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	237,039
Series EMTN, 4.75%, 3/15/2021	EUR	100,000	118,843
UniCredit SpA:
Series EMTN, 2.00%, 3/4/2023	EUR	357,000	421,088
Series EMTN, 2.13%, 10/24/2026	EUR	300,000	365,050
Series EMTN, 3.25%, 1/14/2021	EUR	200,000	232,225

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (a)	EUR	400,000	$ 458,473
			8,367,701
JAPAN — 1.1%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	931,048
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	300,000	359,140
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 1.13%, 11/21/2022	EUR	200,000	231,184
Series REGS, 2.25%, 11/21/2026	EUR	200,000	250,513
Series REGS, 3.00%, 11/21/2030	EUR	300,000	400,315
			2,172,200
LUXEMBOURG — 2.2%
ArcelorMittal Series EMTN, 2.25%, 1/17/2024	EUR	200,000	234,504
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	100,000	112,505
1.13%, 10/17/2028	EUR	400,000	447,075
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	236,218
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	100,000	124,104
Logicor Financing Sarl:
Series EMTN, 1.50%, 11/14/2022	EUR	100,000	115,786
Series EMTN, 1.63%, 7/15/2027	EUR	400,000	454,256
Medtronic Global Holdings Co. Series 0000, 0.38%, 3/7/2023	EUR	300,000	340,369
Medtronic Global Holdings SCA:
Zero Coupon, 3/7/2021	EUR	200,000	225,079
1.63%, 3/7/2031	EUR	200,000	246,088
2.25%, 3/7/2039	EUR	200,000	254,753
Novartis Finance SA:
Series ., Zero Coupon, 3/31/2021	EUR	200,000	225,306
0.13%, 9/20/2023	EUR	200,000	226,327
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	234,420
1.50%, 3/26/2030	EUR	200,000	243,630
Security Description		Principal Amount	Value
2.00%, 3/26/2038	EUR	300,000	$ 390,933
			4,111,353
MEXICO — 0.5%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	300,000	340,801
3.00%, 7/12/2021	EUR	100,000	117,452
4.38%, 8/7/2041	GBP	100,000	171,290
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	235,277
			864,820
NETHERLANDS — 9.8%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	300,000	341,350
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	400,422
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	367,921
Series EMTN, 4.13%, 3/28/2022	EUR	260,000	319,020
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	240,291
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	300,000	371,193
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	113,957
1.50%, 6/26/2026	EUR	300,000	356,208
BMW Finance NV:
Series EMTN, 0.13%, 1/12/2021	EUR	300,000	337,962
Series EMTN, 0.38%, 7/10/2023	EUR	657,000	744,990
Series EMTN, 1.50%, 2/6/2029	EUR	300,000	361,272
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	400,000	456,363
EMTN, 0.63%, 2/27/2024	EUR	100,000	114,486
GMTN, 0.75%, 8/29/2023	EUR	300,000	344,819
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	116,715
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	357,888
Series GMTN, 1.38%, 2/3/2027	EUR	400,000	484,997
Series GMTN, 2.25%, 3/23/2022	GBP	150,000	204,331
Series EMTN, 2.38%, 5/22/2023	EUR	200,000	242,196
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	243,195
Series EMTN, 4.13%, 1/12/2021	EUR	200,000	234,496

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
4.13%, 7/14/2025	EUR	450,000	$ 615,732
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	239,196
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	627,488
Daimler International Finance B.V. Series EMTN, 0.25%, 8/9/2021	EUR	500,000	563,770
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	100,000	113,179
Series EMTN, 0.63%, 4/3/2023	EUR	550,000	628,200
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	115,598
Series EMTN, 1.38%, 1/30/2027	EUR	300,000	358,288
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	232,228
Enel Finance International NV 1.38%, 6/1/2026	EUR	300,000	357,580
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	234,248
ING Bank NV:
GMTN, Zero Coupon, 4/8/2022	EUR	300,000	337,175
Series EMTN, 0.75%, 2/22/2021	EUR	100,000	113,474
Series EMTN, 4.50%, 2/21/2022	EUR	400,000	493,009
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	200,000	228,102
Series EMTN, 1.00%, 9/20/2023	EUR	300,000	346,468
Series EMTN, 1.13%, 2/14/2025	EUR	600,000	698,480
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	239,285
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	374,617
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	132,576
Series EMTN, 3.00%, 2/18/2026	GBP	100,000	141,329
EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (a)	EUR	200,000	221,091
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	200,000	240,328
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	241,096
LeasePlan Corp. NV 0.13%, 9/13/2023	EUR	200,000	221,078
Security Description		Principal Amount	Value
Naturgy Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	300,000	$ 355,951
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	200,000	220,706
Series EMTN, 0.38%, 2/15/2025	EUR	100,000	114,163
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	115,547
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	115,249
Series EMTN, 1.25%, 3/15/2022	EUR	200,000	231,634
Series EMTN, 1.25%, 5/12/2028	EUR	600,000	722,813
Series EMTN, 1.63%, 3/24/2021	EUR	200,000	229,702
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	370,366
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	247,400
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	129,015
Siemens Financieringsmaatschappij NV Series EMTN, 1.38%, 9/6/2030	EUR	400,000	487,298
Volkswagen International Finance NV Series 4Y, 0.50%, 3/30/2021	EUR	100,000	112,949
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	200,000	233,857
			18,554,337
NORWAY — 0.4%
DNB Bank ASA:
Series EMTN, 4.25%, 1/18/2022	EUR	400,000	489,206
Series EMTN, 4.38%, 2/24/2021	EUR	300,000	354,326
			843,532
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	150,168
SPAIN — 5.7%
Abertis Infraestructuras SA:
1.38%, 5/20/2026	EUR	100,000	114,711
EMTN, 2.38%, 9/27/2027	EUR	300,000	362,614
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	124,182
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.63%, 1/17/2022	EUR	400,000	455,351

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series GMTN, 0.75%, 9/11/2022	EUR	300,000	$ 342,369
Series GMTN, 1.00%, 1/20/2021	EUR	300,000	340,937
1.00%, 6/21/2026	EUR	400,000	462,021
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	117,923
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	113,579
Series EMTN, 1.75%, 5/10/2024	EUR	400,000	463,349
Banco Santander SA:
Series EMTN, 0.25%, 6/19/2024	EUR	200,000	225,173
Series EMTN, 1.13%, 1/17/2025	EUR	400,000	464,062
Series EMTN, 1.38%, 3/3/2021	EUR	100,000	114,351
1.38%, 2/9/2022	EUR	100,000	115,427
Series EMTN, 1.38%, 12/14/2022	EUR	300,000	350,218
1.38%, 7/31/2024	GBP	200,000	263,209
CaixaBank SA:
Series EMTN, 0.75%, 4/18/2023	EUR	200,000	228,280
Series EMTN, 1.13%, 1/12/2023	EUR	500,000	573,597
Series EMTN, 1.13%, 5/17/2024	EUR	300,000	348,124
Series EMTN, 1.13%, 3/27/2026	EUR	300,000	348,010
Series EMTN, 2.38%, 2/1/2024	EUR	200,000	240,894
Criteria Caixa SAU Series EMTN, 1.63%, 4/21/2022	EUR	100,000	116,249
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	100,000	116,767
Iberdrola International B.V.:
Series EMTN, 1.13%, 4/21/2026	EUR	200,000	236,183
Series EMTN, 3.50%, 2/1/2021	EUR	200,000	233,383
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	120,635
Repsol International Finance B.V. Series EMTN, 3.63%, 10/7/2021	EUR	200,000	239,187
Santan Consumer Finance Series EMTN, 1.00%, 2/27/2024	EUR	200,000	230,432
Santander Consumer Finance SA:
0.88%, 1/24/2022	EUR	400,000	457,231
Series EMTN, 1.00%, 5/26/2021	EUR	100,000	114,096
Security Description		Principal Amount	Value
Telefonica Emisiones SA:
Series EMTN, 0.75%, 4/13/2022	EUR	200,000	$ 228,164
EMTN, 1.07%, 2/5/2024	EUR	200,000	232,490
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	118,816
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	357,723
Series EMTN, 1.48%, 9/14/2021	EUR	100,000	115,160
Series EMTN, 1.50%, 9/11/2025	EUR	100,000	118,997
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	357,727
Series EMTN, 1.72%, 1/12/2028	EUR	500,000	608,627
Series EMTN, 2.24%, 5/27/2022	EUR	300,000	354,823
Series GMTN, 3.96%, 3/26/2021	EUR	200,000	236,097
Series GMTN, 3.99%, 1/23/2023	EUR	100,000	125,695
			10,886,863
SWEDEN — 1.4%
Nordea Bank Abp:
Series EMTN, 1.00%, 2/22/2023	EUR	100,000	115,562
Series EMTN, 1.13%, 2/12/2025	EUR	200,000	234,985
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	356,553
Series EMTN, 2.00%, 2/17/2021	EUR	100,000	115,026
Skandinaviska Enskilda Banken AB:
0.05%, 7/1/2024	EUR	200,000	222,993
Series GMTN, 0.75%, 8/24/2021	EUR	300,000	341,538
Series EMTN, 2.00%, 2/19/2021	EUR	200,000	230,045
Svenska Handelsbanken AB:
Series EMTN, 0.13%, 6/18/2024	EUR	100,000	112,109
Series EMTN, 0.25%, 2/28/2022	EUR	100,000	113,055
Series EMTN, 1.13%, 12/14/2022	EUR	400,000	463,563
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	240,011
Series EMTN, 4.38%, 10/20/2021	EUR	100,000	121,407
			2,666,847
SWITZERLAND — 2.9%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	115,810

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/31/2022	EUR	400,000	$ 462,766
Series EMTN, 1.50%, 4/10/2026	EUR	400,000	480,873
Credit Suisse Group AG:
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	400,000	465,314
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (a)	EUR	400,000	458,595
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (a)	GBP	100,000	134,542
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	133,107
Series EMTN, 1.25%, 4/14/2022	EUR	255,000	294,203
Glencore Finance Europe SA Series EMTN, 1.25%, 3/17/2021	EUR	150,000	170,114
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	234,452
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	200,000	234,010
Roche Holdings, Inc. Series EMTN, 6.50%, 3/4/2021	EUR	150,000	181,885
UBS AG:
Series EMTN, 0.13%, 11/5/2021	EUR	200,000	225,443
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	225,906
Series EMTN, 1.25%, 9/3/2021	EUR	400,000	459,561
UBS Group Funding Switzerland AG:
Series EMTN, 1.25%, 9/1/2026	EUR	500,000	589,991
1.50%, 11/30/2024	EUR	300,000	353,800
1.75%, 11/16/2022	EUR	300,000	352,993
			5,573,365
UNITED KINGDOM — 11.1%
Barclays PLC:
Series EMTN, 1.88%, 3/23/2021	EUR	400,000	459,264
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	118,628
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	139,090
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	282,145
Security Description		Principal Amount	Value
Series EMTN, 3.25%, 1/17/2033	GBP	300,000	$ 416,737
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	300,000	346,959
Series ., 1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (a)	GBP	200,000	269,650
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	234,072
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	188,671
Series EMTN, 5.13%, 12/1/2025	GBP	150,000	240,486
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	300,000	347,778
Series EMTN, 1.23%, 5/8/2031	EUR	100,000	117,070
Series EMTN, 1.37%, 3/3/2022	EUR	300,000	347,266
Series EMTN, 1.53%, 9/26/2022	EUR	200,000	233,981
Series EMTN, 1.57%, 2/16/2027	EUR	400,000	484,515
Series EMTN, 2.97%, 2/27/2026	EUR	300,000	391,079
British Telecommunications PLC:
Series EMTN, 0.63%, 3/10/2021	EUR	100,000	113,211
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	229,356
Series EMTN, 1.13%, 3/10/2023	EUR	100,000	115,619
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	233,213
Series EMTN, 1.75%, 3/10/2026	EUR	300,000	355,695
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	134,630
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	135,041
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	270,917
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	150,000	296,562
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	195,074	281,302
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	119,336

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 12/2/2024	EUR	150,000	$ 179,220
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	183,528
Series EMTN, 5.25%, 12/19/2033	GBP	268,000	498,805
Series EMTN, 5.25%, 4/10/2042	GBP	200,000	402,433
Series EMTN, 6.38%, 3/9/2039	GBP	150,000	327,984
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	187,299
Series REGS, 5.23%, 2/15/2023	GBP	250,000	372,109
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	207,446
Series REGS, 6.45%, 12/10/2031	GBP	200,000	388,510
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	175,432
HSBC Bank PLC Series EMTN, 4.00%, 1/15/2021	EUR	100,000	117,217
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	460,650
Series EMTN, 1.50%, 3/15/2022	EUR	300,000	347,415
2.18%, 6/27/2023 (a)	GBP	100,000	134,676
Series EMTN, 2.50%, 3/15/2027	EUR	400,000	511,942
2.63%, 8/16/2028	GBP	400,000	558,176
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (a)	GBP	300,000	403,284
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	100,000	139,508
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (a)	EUR	200,000	235,063
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	148,000	169,566
Series EMTN, 9.00%, 2/17/2022	GBP	100,000	153,000
Lloyds Bank Corporate Markets PLC EMTN, 0.25%, 10/4/2022	EUR	300,000	337,967
Lloyds Bank PLC:
Series EMTN, 1.00%, 11/19/2021	EUR	100,000	114,499
Series EMTN, 6.50%, 9/17/2040	GBP	100,000	222,077
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	500,000	597,739
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	272,572
Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (a)	EUR	400,000	$ 452,825
Nationwide Building Society 3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	234,884
Royal Bank of Scotland Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	322,000	386,111
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	200,000	275,897
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (a)	EUR	300,000	349,067
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	500,000	588,533
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	230,910
Sky Ltd.:
Series EMTN, 1.50%, 9/15/2021	EUR	322,000	371,327
Series EMTN, 2.50%, 9/15/2026	EUR	100,000	127,696
Standard Chartered PLC Series EMTN, 1.63%, 6/13/2021	EUR	200,000	230,096
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	290,605
University of Oxford 2.54%, 12/8/2117	GBP	150,000	232,894
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	300,000	339,727
Series EMTN, 1.13%, 11/20/2025	EUR	100,000	116,885
Series EMTN, 1.60%, 7/29/2031	EUR	200,000	234,502
1.63%, 11/24/2030	EUR	100,000	118,511
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	357,096
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	182,473
Series EMTN, 2.20%, 8/25/2026	EUR	428,000	533,623
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	279,663
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	123,285
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	156,018

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	100,000	$ 147,967
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	182,796
			21,143,781
UNITED STATES — 26.3%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	252,747
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	100,000	114,186
2.20%, 6/15/2027	EUR	200,000	237,323
3.13%, 6/15/2031	EUR	300,000	375,446
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	227,448
American Honda Finance Corp. 0.35%, 8/26/2022	EUR	200,000	226,493
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	240,060
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	229,896
4.00%, 9/13/2029	GBP	100,000	154,433
Apple, Inc.:
0.50%, 11/15/2031	EUR	200,000	222,969
0.88%, 5/24/2025	EUR	100,000	116,978
Series EMTN, 1.00%, 11/10/2022	EUR	100,000	115,877
Series EMTN, 1.00%, 11/10/2022	EUR	250,000	289,693
1.38%, 1/17/2024	EUR	100,000	118,569
1.38%, 5/24/2029	EUR	200,000	245,272
1.63%, 11/10/2026	EUR	500,000	618,281
2.00%, 9/17/2027	EUR	100,000	127,239
3.05%, 7/31/2029	GBP	100,000	151,431
Series MTN, 3.70%, 8/28/2022	AUD	150,000	111,427
AT&T, Inc.:
0.80%, 3/4/2030	EUR	200,000	217,858
1.30%, 9/5/2023	EUR	200,000	232,490
1.45%, 6/1/2022	EUR	400,000	462,259
2.35%, 9/5/2029	EUR	300,000	375,829
2.40%, 3/15/2024	EUR	400,000	484,718
2.45%, 3/15/2035	EUR	100,000	122,009
2.50%, 3/15/2023	EUR	200,000	239,687
2.65%, 12/17/2021	EUR	100,000	117,316
3.15%, 9/4/2036	EUR	403,000	528,760
3.50%, 12/17/2025	EUR	200,000	263,050
3.55%, 12/17/2032	EUR	300,000	417,641
4.25%, 6/1/2043	GBP	100,000	154,205
4.38%, 9/14/2029	GBP	50,000	77,451
4.88%, 6/1/2044	GBP	350,000	588,382
Security Description		Principal Amount	Value
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	$ 207,211
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	207,211
Bank of America Corp.:
EMTN, 0.58%, 8/8/2029 (a)	EUR	200,000	222,824
Series EMTN, 0.75%, 7/26/2023	EUR	300,000	343,859
Series EMTN, 1.38%, 9/10/2021	EUR	200,000	230,232
Series EMTN, 1.63%, 9/14/2022	EUR	300,000	351,223
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	136,927
Series EMTN, 6.13%, 9/15/2021	GBP	100,000	143,591
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	463,631
Series EMTN, 3 Month USD LIBOR - 0.83%, 0.74%, 2/7/2022 (a)	EUR	100,000	113,260
EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	100,000	114,725
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	200,000	241,615
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	300,000	356,120
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	500,000	586,444
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	200,000	241,995
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	277,226
2.63%, 6/19/2059	GBP	100,000	145,290
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	355,855
1.30%, 3/15/2024	EUR	50,000	58,787
1.63%, 3/16/2035	EUR	400,000	492,658
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	114,046
0.80%, 3/10/2022	EUR	100,000	114,046
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	500,000	572,997
1.25%, 4/10/2029	EUR	200,000	234,961
Series EMTN, 1.38%, 10/27/2021	EUR	200,000	230,580
Series EMTN, 1.50%, 10/26/2028	EUR	300,000	360,841
1.75%, 1/28/2025	EUR	200,000	240,500

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series EMTN, 2.38%, 5/22/2024	EUR	200,000	$ 245,842
2.75%, 1/24/2024	GBP	200,000	276,938
EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	300,000	355,104
Coca-Cola Co.:
0.13%, 9/22/2022	EUR	200,000	226,062
0.75%, 3/9/2023	EUR	300,000	344,470
1.13%, 3/9/2027	EUR	400,000	476,326
1.63%, 3/9/2035	EUR	300,000	374,193
1.88%, 9/22/2026	EUR	100,000	124,764
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	100,000	110,890
0.45%, 3/18/2028	EUR	200,000	221,749
0.75%, 9/18/2031	EUR	300,000	328,493
1.35%, 9/18/2039	EUR	300,000	318,122
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	200,000	244,086
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	222,179
Equinix, Inc.:
2.88%, 10/1/2025	EUR	200,000	231,476
2.88%, 10/1/2025	EUR	200,000	231,476
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	234,610
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	200,000	228,971
1.50%, 5/21/2027	EUR	300,000	355,672
2.00%, 5/21/2030	EUR	200,000	243,982
Ford Motor Credit Co. LLC:
1.51%, 2/17/2023	EUR	300,000	339,784
Series EMTN, 3.02%, 3/6/2024	EUR	100,000	118,655
GE Capital European Funding:
Series EMTN, 0.80%, 1/21/2022	EUR	100,000	113,689
Series EMTN, 2.63%, 3/15/2023	EUR	200,000	240,722
General Electric Co.:
0.38%, 5/17/2022	EUR	300,000	336,968
0.88%, 5/17/2025	EUR	400,000	451,086
1.25%, 5/26/2023	EUR	300,000	345,359
2.13%, 5/17/2037	EUR	300,000	346,809
Goldman Sachs Group Inc EMTN, 2.00%, 11/1/2028	EUR	200,000	246,808
Goldman Sachs Group, Inc.:
Series EMTN, 1.25%, 5/1/2025	EUR	200,000	232,348
Series EMTN, 1.38%, 7/26/2022	EUR	100,000	116,210
Series EMTN, 1.38%, 5/15/2024	EUR	300,000	348,744
Security Description		Principal Amount	Value
Series EMTN, 1.63%, 7/27/2026	EUR	500,000	$ 598,023
Series EMTN, 2.00%, 7/27/2023	EUR	400,000	476,840
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	121,444
Series EMTN, 2.50%, 10/18/2021	EUR	100,000	117,539
Series EMTN, 3.00%, 2/12/2031	EUR	200,000	273,220
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	245,771
Series EMTN, 4.25%, 1/29/2026	GBP	300,000	448,653
Honeywell International, Inc.:
1.30%, 2/22/2023	EUR	100,000	116,546
1.30%, 2/22/2023	EUR	100,000	116,546
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	300,000	340,423
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	116,065
0.95%, 5/23/2025	EUR	100,000	116,557
1.25%, 5/26/2023	EUR	430,000	502,286
1.50%, 5/23/2029	EUR	500,000	609,864
1.75%, 1/31/2031	EUR	100,000	124,121
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	129,552
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	113,356
1.65%, 5/20/2035	EUR	300,000	376,716
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	457,209
Series EMTN, 1.38%, 9/16/2021	EUR	100,000	115,211
Series EMTN, 1.50%, 10/26/2022	EUR	200,000	234,022
EMTN, 1.50%, 10/26/2022	EUR	200,000	234,022
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	119,368
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	241,960
Series EMTN, 2.75%, 8/24/2022	EUR	400,000	481,736
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	243,088
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	270,461
Series EMTN, 3.00%, 2/19/2026	EUR	300,000	392,337
EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	200,000	232,937
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	500,000	602,520

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	400,000	$ 456,284
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	300,000	368,959
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	238,647
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	232,268
Medtronic Global Holdings SCA:
0.25%, 7/2/2025	EUR	300,000	337,418
1.13%, 3/7/2027	EUR	200,000	235,678
1.50%, 7/2/2039	EUR	100,000	112,137
1.75%, 7/2/2049	EUR	300,000	329,042
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	114,581
1.88%, 10/15/2026	EUR	200,000	249,573
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	226,251
Microsoft Corp.:
2.13%, 12/6/2021	EUR	350,000	409,069
3.13%, 12/6/2028	EUR	200,000	281,949
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	115,228
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	59,140
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	357,643
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	240,015
1.88%, 3/30/2023	EUR	200,000	237,238
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	612,690
Series GMTN, 2.38%, 3/31/2021	EUR	300,000	347,337
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	139,463
EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (a)	EUR	440,000	501,278
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	117,564
Mylan NV Series ., 2.25%, 11/22/2024	EUR	200,000	238,977
Oracle Corp. Series EMTN, 2.25%, 1/10/2021	EUR	200,000	230,261
Pfizer, Inc.:
0.25%, 3/6/2022	EUR	100,000	113,210
Series REGS, 2.74%, 6/15/2043	GBP	300,000	432,899
Security Description		Principal Amount	Value
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	300,000	$ 385,057
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	243,710
2.38%, 9/23/2024	EUR	100,000	122,929
Procter & Gamble Co 1.13%, 11/2/2023	EUR	100,000	117,481
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	234,963
2.00%, 8/16/2022	EUR	200,000	237,368
4.88%, 5/11/2027	EUR	100,000	150,387
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	169,962
Series EMTN, 1.88%, 10/1/2049	EUR	200,000	207,648
Toyota Motor Credit Corp.:
Series EMTN, 0.75%, 7/21/2022	EUR	300,000	344,643
Series EMTN, 1.00%, 9/10/2021	EUR	100,000	114,481
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	231,005
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	231,529
0.88%, 4/8/2027	EUR	200,000	230,296
0.88%, 4/8/2027	EUR	100,000	115,148
1.25%, 4/8/2030	EUR	400,000	468,657
1.38%, 10/27/2026	EUR	200,000	238,340
1.38%, 11/2/2028	EUR	100,000	119,443
2.63%, 12/1/2031	EUR	200,000	267,667
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	271,911
Series EMTN, 3.25%, 2/17/2026	EUR	150,000	197,933
3.38%, 10/27/2036	GBP	100,000	149,931
Walmart, Inc.:
4.88%, 9/21/2029	EUR	221,000	352,431
5.25%, 9/28/2035	GBP	168,000	329,495
5.63%, 3/27/2034	GBP	100,000	197,002
Wells Fargo & Co.:
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	347,060
Series EMTN, 1.13%, 10/29/2021	EUR	200,000	229,613
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	355,464
Series EMTN, 1.50%, 9/12/2022	EUR	500,000	583,150
Series EMTN, 1.50%, 5/24/2027	EUR	600,000	717,732
Series EMTN, 1.63%, 6/2/2025	EUR	150,000	179,717
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	269,497

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	$ 368,494
Series EMTN, 2.13%, 4/22/2022	GBP	100,000	135,174
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	120,210
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	299,651
4.63%, 11/2/2035	GBP	150,000	259,902
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	200,000	240,828
			49,987,766
TOTAL CORPORATE BONDS & NOTES (Cost $190,750,010)			187,283,392
	Shares
SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c) (Cost $45,509)	45,509	45,509
TOTAL INVESTMENTS — 98.5% (Cost $190,795,519)		187,328,901
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		2,944,045
NET ASSETS — 100.0%		$ 190,272,946

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$187,283,392	$—	$187,283,392
Short-Term Investment	45,509	—	—	45,509
TOTAL INVESTMENTS	$45,509	$187,283,392	$—	$187,328,901
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,209	$26,209	$35,502,275	$35,482,975	$—	$—	45,509	$45,509	$4,539
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.4%
AUSTRALIA — 4.4%
Australia Government Bond:
Series 157, 1.50%, 6/21/2031	AUD	2,085,000	$ 1,478,091
Series 151, 2.00%, 12/21/2021	AUD	1,720,000	1,234,287
Series 153, 2.25%, 11/21/2022	AUD	2,095,000	1,528,628
Series 149, 2.25%, 5/21/2028	AUD	2,930,000	2,210,616
Series 155, 2.50%, 5/21/2030	AUD	3,030,000	2,357,750
Series 137, 2.75%, 4/21/2024	AUD	3,460,000	2,611,391
Series 148, 2.75%, 11/21/2027	AUD	2,040,000	1,590,947
Series 148, 2.75%, 11/21/2027	AUD	1,490,000	1,162,015
Series 152, 2.75%, 11/21/2028	AUD	3,195,000	2,508,752
Series 154, 2.75%, 11/21/2029	AUD	3,015,000	2,387,573
Series 145, 2.75%, 6/21/2035	AUD	974,000	790,131
Series 156, 2.75%, 5/21/2041	AUD	575,000	465,870
Series 150, 3.00%, 3/21/2047	AUD	2,055,000	1,749,977
Series 139, 3.25%, 4/21/2025	AUD	3,350,000	2,619,544
Series 138, 3.25%, 4/21/2029	AUD	3,745,000	3,063,745
Series 147, 3.25%, 6/21/2039	AUD	1,025,000	892,000
Series 144, 3.75%, 4/21/2037	AUD	1,486,000	1,364,079
Series 142, 4.25%, 4/21/2026	AUD	4,015,000	3,353,312
Series 140, 4.50%, 4/21/2033	AUD	1,560,000	1,494,218
Series 136, 4.75%, 4/21/2027	AUD	3,735,000	3,269,169
Series 133, 5.50%, 4/21/2023	AUD	3,125,000	2,521,110
Series 124, 5.75%, 5/15/2021	AUD	3,460,000	2,591,123
Series 128, 5.75%, 7/15/2022	AUD	2,955,000	2,328,179
			45,572,507
AUSTRIA — 3.1%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	890,000	1,013,895
Security Description		Principal Amount	Value
Zero Coupon, 7/15/2023 (a)	EUR	1,065,000	$ 1,215,735
Zero Coupon, 7/15/2024 (a)	EUR	350,000	399,500
0.50%, 4/20/2027 (a)	EUR	1,090,000	1,279,819
0.50%, 2/20/2029 (a)	EUR	1,050,000	1,229,720
0.75%, 10/20/2026 (a)	EUR	1,430,000	1,707,809
0.75%, 2/20/2028 (a)	EUR	1,205,000	1,441,343
1.20%, 10/20/2025 (a)	EUR	1,410,000	1,717,477
1.50%, 2/20/2047 (a)	EUR	915,000	1,249,030
1.50%, 11/2/2086 (a)	EUR	310,000	431,184
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,200,000	1,477,136
1.75%, 10/20/2023 (a)	EUR	1,400,000	1,704,558
2.10%, 9/20/2117 (a)	EUR	730,000	1,294,465
2.40%, 5/23/2034 (a)	EUR	985,000	1,432,330
3.15%, 6/20/2044 (a)	EUR	850,000	1,525,865
3.40%, 11/22/2022 (a)	EUR	1,340,000	1,676,275
3.50%, 9/15/2021 (a)	EUR	1,970,000	2,365,334
3.65%, 4/20/2022 (a)	EUR	1,054,000	1,298,759
3.80%, 1/26/2062 (a)	EUR	567,000	1,320,191
4.15%, 3/15/2037 (a)	EUR	1,385,000	2,531,229
4.85%, 3/15/2026 (a)	EUR	1,180,000	1,745,772
6.25%, 7/15/2027	EUR	1,175,000	1,954,986
			32,012,412
BELGIUM — 4.5%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	955,000	1,098,135
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,120,000	1,307,236
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,801,000	2,139,664
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,550,000	1,853,787
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,552,000	1,858,479
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,350,000	1,631,450
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,590,000	1,921,012
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,180,000	1,441,083
Series 86, 1.25%, 4/22/2033	EUR	630,000	792,087
Series 84, 1.45%, 6/22/2037 (a)	EUR	645,000	828,837
Series 78, 1.60%, 6/22/2047 (a)	EUR	985,000	1,309,922
Series 88, 1.70%, 6/22/2050 (a)	EUR	600,000	810,689
Series 76, 1.90%, 6/22/2038 (a)	EUR	860,000	1,182,650
Series 80, 2.15%, 6/22/2066 (a)	EUR	640,000	988,220

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 68, 2.25%, 6/22/2023	EUR	1,410,000	$ 1,735,457
Series 83, 2.25%, 6/22/2057 (a)	EUR	475,000	732,930
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,626,000	2,069,850
Series 73, 3.00%, 6/22/2034 (a)	EUR	931,000	1,429,108
Series 71, 3.75%, 6/22/2045	EUR	1,045,000	1,974,648
Series 48, 4.00%, 3/28/2022	EUR	1,435,000	1,777,619
Series 66, 4.00%, 3/28/2032	EUR	847,000	1,381,530
Series 61, 4.25%, 9/28/2021 (a)	EUR	1,635,000	1,991,020
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,840,000	2,340,081
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,780,000	3,396,344
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,261,000	1,833,512
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,702,000	3,191,102
Series 31, 5.50%, 3/28/2028	EUR	2,017,000	3,301,941
			46,318,393
CANADA — 4.4%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,570,000	1,931,974
0.75%, 3/1/2021	CAD	3,839,000	2,926,699
0.75%, 9/1/2021	CAD	2,185,000	1,658,797
1.00%, 9/1/2022	CAD	2,230,000	1,689,022
1.00%, 6/1/2027	CAD	1,583,000	1,159,634
1.25%, 11/1/2021	CAD	1,740,000	1,331,149
1.25%, 3/1/2025	CAD	800,000	603,830
1.25%, 6/1/2030	CAD	700,000	515,946
1.50%, 8/1/2021	CAD	1,230,000	945,386
1.50%, 6/1/2023	CAD	1,835,000	1,406,685
1.50%, 9/1/2024	CAD	1,980,000	1,513,916
1.50%, 6/1/2026	CAD	1,660,000	1,264,915
1.75%, 5/1/2021	CAD	1,770,000	1,365,237
1.75%, 3/1/2023	CAD	2,185,000	1,688,402
2.00%, 9/1/2023	CAD	1,725,000	1,344,509
2.00%, 6/1/2028	CAD	1,690,000	1,331,552
2.00%, 12/1/2051	CAD	1,135,000	928,770
2.25%, 2/1/2021	CAD	1,505,000	1,166,780
2.25%, 3/1/2024	CAD	1,450,000	1,143,283
2.25%, 6/1/2025	CAD	1,640,000	1,301,136
2.25%, 6/1/2029	CAD	1,535,000	1,239,956
2.50%, 6/1/2024	CAD	1,710,000	1,363,807
2.75%, 6/1/2022	CAD	1,700,000	1,343,718
2.75%, 12/1/2048	CAD	1,770,000	1,669,335
2.75%, 12/1/2064	CAD	635,000	642,247
3.25%, 6/1/2021	CAD	1,645,000	1,295,259
Security Description		Principal Amount	Value
3.50%, 12/1/2045	CAD	1,945,000	$ 2,035,324
4.00%, 6/1/2041	CAD	1,760,000	1,890,743
5.00%, 6/1/2037	CAD	1,530,000	1,748,442
Series WL43, 5.75%, 6/1/2029	CAD	1,320,000	1,370,438
5.75%, 6/1/2033	CAD	1,490,000	1,695,457
Series A55, 8.00%, 6/1/2023	CAD	390,000	362,986
Series VW17, 8.00%, 6/1/2027	CAD	550,000	607,144
Series A-76, 9.00%, 6/1/2025	CAD	330,000	349,623
			44,832,101
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	300,000,000	420,330
4.50%, 2/28/2021	CLP	75,000,000	102,794
4.50%, 3/1/2021	CLP	340,000,000	465,852
4.50%, 3/1/2026	CLP	400,000,000	586,182
4.70%, 9/1/2030 (a)	CLP	420,000,000	635,495
5.00%, 3/1/2035	CLP	500,000,000	778,872
5.10%, 7/15/2050	CLP	120,000,000	192,782
Series 30YR, 6.00%, 1/1/2043	CLP	355,000,000	642,940
			3,825,247
CHINA — 2.0%
China Government Bond:
Series 1814, 3.24%, 7/5/2021	CNY	15,050,000	2,182,715
Series 1827, 3.25%, 11/22/2028	CNY	26,000,000	3,767,016
Series 1823, 3.29%, 10/18/2023	CNY	72,000,000	10,522,934
Series 1824, 4.08%, 10/22/2048	CNY	30,000,000	4,574,750
			21,047,415
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 2.38%, 9/25/2028	EUR	200,000	259,095
Series EMTN, 2.75%, 6/27/2024	EUR	150,000	188,402
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	137,935
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	143,759
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	139,928
Series EMTN, 3.88%, 5/6/2022	EUR	130,000	159,376
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	138,067

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	$ 96,647
			1,263,209
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	9,860,000	392,760
Series 97, 0.45%, 10/25/2023	CZK	5,700,000	239,988
Series 104, 0.75%, 2/23/2021	CZK	3,500,000	152,446
Series 94, 0.95%, 5/15/2030	CZK	13,580,000	558,962
Series 95, 1.00%, 6/26/2026	CZK	12,920,000	548,384
Series 15Y, 2.00%, 10/13/2033	CZK	10,300,000	464,124
Series 89, 2.40%, 9/17/2025	CZK	12,440,000	573,688
Series 78, 2.50%, 8/25/2028	CZK	12,250,000	579,913
Series 105, 2.75%, 7/23/2029	CZK	12,570,000	607,962
Series 61, 3.85%, 9/29/2021	CZK	10,110,000	462,188
Series 49, 4.20%, 12/4/2036	CZK	6,030,000	358,702
Series 52, 4.70%, 9/12/2022	CZK	10,460,000	499,333
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	124,470
Series 58, 5.70%, 5/25/2024	CZK	9,410,000	490,314
			6,053,234
DENMARK — 1.1%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	1,440,000	221,511
Series 10Y, 0.50%, 11/15/2027	DKK	10,968,000	1,751,130
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	3,042,000	486,807
1.50%, 11/15/2023	DKK	7,635,000	1,237,327
1.75%, 11/15/2025	DKK	9,705,000	1,643,606
3.00%, 11/15/2021	DKK	8,665,000	1,391,034
4.50%, 11/15/2039	DKK	16,345,000	4,580,625
7.00%, 11/10/2024	DKK	1,740,000	357,233
			11,669,273
FINLAND — 1.2%
Finland Government Bond:
Security Description		Principal Amount	Value
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	635,000	$ 722,053
Zero Coupon, 9/15/2023 (a)	EUR	845,000	965,026
Zero Coupon, 9/15/2024 (a)	EUR	505,000	576,381
0.50%, 4/15/2026 (a)	EUR	731,000	857,391
0.50%, 9/15/2027 (a)	EUR	590,000	692,225
0.50%, 9/15/2028 (a)	EUR	478,000	560,673
0.50%, 9/15/2029 (a)	EUR	450,000	527,200
0.75%, 4/15/2031 (a)	EUR	610,000	731,354
0.88%, 9/15/2025 (a)	EUR	493,000	589,512
1.13%, 4/15/2034 (a)	EUR	515,000	644,556
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	489,000	663,342
1.50%, 4/15/2023 (a)	EUR	280,000	335,211
1.63%, 9/15/2022 (a)	EUR	640,000	760,916
2.00%, 4/15/2024 (a)	EUR	797,000	987,906
2.63%, 7/4/2042 (a)	EUR	541,000	892,593
2.75%, 7/4/2028 (a)	EUR	465,000	645,671
3.50%, 4/15/2021 (a)	EUR	650,000	768,274
4.00%, 7/4/2025 (a)	EUR	662,000	921,647
			12,841,931
FRANCE — 5.4%
France Government Bond OAT:
Zero Coupon, 2/25/2021	EUR	945,000	1,067,990
Zero Coupon, 5/25/2021	EUR	900,000	1,018,625
Zero Coupon, 2/25/2022	EUR	930,000	1,055,604
Zero Coupon, 5/25/2022	EUR	990,000	1,126,623
Zero Coupon, 3/25/2023	EUR	1,000,000	1,141,845
Zero Coupon, 3/25/2024	EUR	1,000,000	1,143,124
Zero Coupon, 3/25/2025	EUR	1,005,000	1,146,165
0.25%, 11/25/2026	EUR	970,000	1,118,986
0.50%, 5/25/2025	EUR	1,120,000	1,311,898
0.50%, 5/25/2026	EUR	1,100,000	1,290,202
0.50%, 5/25/2029	EUR	1,050,000	1,225,463
0.75%, 5/25/2028	EUR	1,070,000	1,278,467
0.75%, 11/25/2028	EUR	1,021,000	1,219,240
1.00%, 11/25/2025	EUR	720,000	867,968
1.00%, 5/25/2027	EUR	920,000	1,117,356
1.25%, 5/25/2034	EUR	785,000	986,990
1.25%, 5/25/2036 (a)	EUR	1,010,000	1,268,080
1.50%, 5/25/2031	EUR	1,395,000	1,794,976
1.50%, 5/25/2050 (a)	EUR	680,000	880,004
1.75%, 5/25/2023	EUR	1,305,000	1,578,682
1.75%, 11/25/2024	EUR	1,100,000	1,363,192
1.75%, 6/25/2039 (a)	EUR	550,000	747,073

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
1.75%, 5/25/2066 (a)	EUR	335,000	$ 468,921
2.00%, 5/25/2048 (a)	EUR	785,000	1,131,729
2.25%, 10/25/2022	EUR	1,090,000	1,321,191
2.25%, 5/25/2024	EUR	1,090,000	1,368,603
2.50%, 5/25/2030	EUR	1,245,000	1,738,510
2.75%, 10/25/2027	EUR	1,260,000	1,729,394
3.00%, 4/25/2022	EUR	1,440,000	1,751,766
3.25%, 10/25/2021	EUR	1,185,000	1,423,938
3.25%, 5/25/2045	EUR	835,000	1,469,002
3.50%, 4/25/2026	EUR	1,180,000	1,637,681
3.75%, 4/25/2021	EUR	1,400,000	1,661,939
4.00%, 10/25/2038	EUR	770,000	1,396,401
4.00%, 4/25/2055	EUR	495,000	1,057,928
4.00%, 4/25/2060	EUR	375,000	836,732
4.25%, 10/25/2023	EUR	1,200,000	1,592,867
4.50%, 4/25/2041	EUR	960,000	1,904,390
4.75%, 4/25/2035	EUR	815,000	1,504,687
5.50%, 4/25/2029	EUR	1,050,000	1,778,610
5.75%, 10/25/2032	EUR	1,246,000	2,368,895
6.00%, 10/25/2025	EUR	1,050,000	1,610,510
8.50%, 4/25/2023	EUR	310,000	453,310
			55,955,557
GERMANY — 4.5%
Bundesrepublik Deutschland:
Zero Coupon, 3/12/2021	EUR	560,000	633,644
Zero Coupon, 6/11/2021	EUR	800,000	906,248
Zero Coupon, 9/10/2021	EUR	250,000	283,599
Zero Coupon, 8/15/2026	EUR	987,000	1,136,340
Zero Coupon, 8/15/2029	EUR	600,000	685,644
Zero Coupon, 8/15/2050	EUR	250,000	252,394
0.25%, 2/15/2027	EUR	1,200,000	1,406,117
0.25%, 8/15/2028 (b)	EUR	630,000	738,806
0.50%, 8/15/2027	EUR	970,000	1,158,558
0.50%, 2/15/2028	EUR	845,000	1,010,867
1.25%, 8/15/2048	EUR	640,000	901,793
Series 98, 4.75%, 7/4/2028	EUR	419,000	673,226
Series 08, 4.75%, 7/4/2040	EUR	100,000	216,914
Series 94, 6.25%, 1/4/2024	EUR	415,000	593,997
Federal Republic of Germany:
Series 173, Zero Coupon, 4/9/2021	EUR	960,000	1,086,262
Series 174, Zero Coupon, 10/8/2021	EUR	750,000	851,125
Series 175, Zero Coupon, 4/8/2022	EUR	695,000	791,050
Security Description		Principal Amount	Value
Series 176, Zero Coupon, 10/7/2022	EUR	710,000	$ 809,812
Series 177, Zero Coupon, 4/14/2023	EUR	665,000	760,690
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	693,115
Series 179, Zero Coupon, 4/5/2024	EUR	550,000	630,988
Series 180, Zero Coupon, 10/18/2024	EUR	300,000	344,499
0.25%, 2/15/2029	EUR	850,000	995,940
0.50%, 2/15/2025	EUR	998,000	1,176,446
0.50%, 2/15/2026	EUR	1,135,000	1,345,893
1.00%, 8/15/2024	EUR	815,000	978,940
1.00%, 8/15/2025	EUR	918,000	1,114,775
1.50%, 9/4/2022	EUR	720,000	853,929
1.50%, 2/15/2023	EUR	760,000	908,892
1.50%, 5/15/2023	EUR	695,000	835,031
1.50%, 5/15/2024	EUR	724,000	885,043
1.75%, 7/4/2022	EUR	950,000	1,129,614
1.75%, 2/15/2024	EUR	700,000	860,163
2.00%, 1/4/2022	EUR	750,000	886,873
2.00%, 8/15/2023	EUR	700,000	859,120
2.25%, 9/4/2021	EUR	650,000	764,914
2.50%, 1/4/2021	EUR	760,000	881,132
2.50%, 7/4/2044	EUR	1,032,000	1,777,402
2.50%, 8/15/2046	EUR	1,075,000	1,891,120
3.25%, 7/4/2021	EUR	1,030,000	1,223,926
3.25%, 7/4/2042	EUR	550,000	1,032,312
Series 05, 4.00%, 1/4/2037	EUR	942,000	1,762,685
Series 2007, 4.25%, 7/4/2039	EUR	550,000	1,111,193
Series 03, 4.75%, 7/4/2034	EUR	755,000	1,439,082
Series 08, 4.75%, 7/4/2040	EUR	525,000	1,138,798
Series 00, 5.50%, 1/4/2031	EUR	690,000	1,261,756
Series 98, 5.63%, 1/4/2028	EUR	613,000	1,018,793
Series 00, 6.25%, 1/4/2030	EUR	400,000	742,286
Series 97, 6.50%, 7/4/2027	EUR	450,000	767,280
			46,209,026
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,600,000	201,553
1.16%, 5/18/2022	HKD	1,150,000	145,509
1.25%, 6/29/2027	HKD	450,000	55,590
1.68%, 1/21/2026	HKD	450,000	57,409
1.89%, 3/2/2032	HKD	300,000	38,546
1.97%, 1/17/2029	HKD	400,000	51,846
2.22%, 8/7/2024	HKD	1,100,000	143,831

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
2.46%, 8/4/2021	HKD	1,700,000	$ 220,302
			914,586
HUNGARY — 0.5%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	113,800,000	388,369
Series 22/C, 1.50%, 8/24/2022	HUF	131,000,000	458,063
Series 22/B, 1.75%, 10/26/2022	HUF	160,520,000	565,535
Series 21/B, 2.50%, 10/27/2021	HUF	91,950,000	326,018
Series 24/C, 2.50%, 10/24/2024	HUF	26,000,000	94,624
Series 26/D, 2.75%, 12/22/2026	HUF	84,930,000	313,367
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	439,731
Series 27/A, 3.00%, 10/27/2027	HUF	179,260,000	668,826
Series 31/A, 3.25%, 10/22/2031	HUF	27,000,000	101,005
Series 25/B, 5.50%, 6/24/2025	HUF	88,720,000	371,299
Series 23/A, 6.00%, 11/24/2023	HUF	144,460,000	593,885
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	438,802
Series 22/A, 7.00%, 6/24/2022	HUF	104,500,000	415,384
			5,174,908
INDONESIA — 2.2%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	25,435,000,000	1,799,406
Series FR64, 6.13%, 5/15/2028	IDR	73,700,000,000	5,000,943
Series FR65, 6.63%, 5/15/2033	IDR	65,700,000,000	4,364,489
Series FR61, 7.00%, 5/15/2022	IDR	41,740,000,000	3,060,783
Series FR59, 7.00%, 5/15/2027	IDR	25,200,000,000	1,808,116
Series FR75, 7.50%, 5/15/2038	IDR	41,200,000,000	2,930,703
Series FR53, 8.25%, 7/15/2021	IDR	12,285,000,000	917,513
Series FR70, 8.38%, 3/15/2024	IDR	31,500,000,000	2,430,925
			22,312,878
IRELAND — 1.6%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	675,000	766,354
Security Description		Principal Amount	Value
0.80%, 3/15/2022	EUR	845,000	$ 974,300
0.90%, 5/15/2028	EUR	1,049,000	1,261,816
1.00%, 5/15/2026	EUR	1,100,000	1,321,654
1.10%, 5/15/2029	EUR	900,000	1,102,304
1.30%, 5/15/2033	EUR	530,000	663,997
1.35%, 3/18/2031	EUR	539,000	677,652
1.50%, 5/15/2050	EUR	500,000	640,983
1.70%, 5/15/2037	EUR	735,000	977,440
2.00%, 2/18/2045	EUR	1,065,000	1,525,974
2.40%, 5/15/2030	EUR	1,150,000	1,582,973
3.40%, 3/18/2024	EUR	1,070,000	1,389,630
3.90%, 3/20/2023	EUR	865,000	1,106,021
5.40%, 3/13/2025	EUR	1,425,000	2,065,527
			16,056,625
ISRAEL — 0.9%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	2,020,000	586,649
Series 0722, 0.75%, 7/31/2022	ILS	620,000	181,566
Series 0421, 1.00%, 4/30/2021	ILS	1,640,000	479,826
Series 1122, 1.25%, 11/30/2022	ILS	1,460,000	434,246
Series 1123, 1.50%, 11/30/2023	ILS	1,790,000	540,676
Series 0825, 1.75%, 8/31/2025	ILS	2,240,000	691,232
Series 0327, 2.00%, 3/31/2027	ILS	1,490,000	470,026
Series 0928, 2.25%, 9/28/2028	ILS	2,450,000	791,892
Series 0324, 3.75%, 3/31/2024	ILS	2,190,000	723,412
Series 0347, 3.75%, 3/31/2047	ILS	1,685,000	682,144
Series 0323, 4.25%, 3/31/2023	ILS	2,069,000	674,559
Series 0122, 5.50%, 1/31/2022	ILS	2,150,000	690,951
Series 0142, 5.50%, 1/31/2042	ILS	2,305,000	1,143,571
Series 1026, 6.25%, 10/30/2026	ILS	2,090,000	829,879
			8,920,629
ITALY — 5.0%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	270,000	303,893
0.35%, 11/1/2021	EUR	525,000	593,725
0.45%, 6/1/2021	EUR	545,000	616,886
0.65%, 10/15/2023	EUR	520,000	591,171
0.90%, 8/1/2022	EUR	870,000	995,735
0.95%, 3/1/2023	EUR	435,000	498,770
0.95%, 3/15/2023	EUR	665,000	763,166

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
1.00%, 7/15/2022	EUR	400,000	$ 459,057
1.20%, 4/1/2022	EUR	485,000	558,269
1.25%, 12/1/2026	EUR	530,000	608,120
1.45%, 11/15/2024	EUR	510,000	595,924
1.45%, 5/15/2025	EUR	450,000	524,069
1.60%, 6/1/2026	EUR	516,000	605,706
1.75%, 7/1/2024	EUR	150,000	177,264
1.85%, 5/15/2024	EUR	555,000	659,579
2.00%, 2/1/2028	EUR	1,005,000	1,205,167
2.05%, 8/1/2027	EUR	790,000	948,661
2.20%, 6/1/2027	EUR	685,000	830,954
2.25%, 9/1/2036 (a)	EUR	495,000	582,566
2.30%, 10/15/2021	EUR	665,000	777,664
Series 5Y, 2.45%, 10/1/2023	EUR	485,000	586,136
2.45%, 9/1/2033 (a)	EUR	490,000	598,269
2.50%, 11/15/2025	EUR	300,000	369,036
2.80%, 12/1/2028	EUR	640,000	813,246
2.80%, 3/1/2067 (a)	EUR	295,000	344,714
2.95%, 9/1/2038 (a)	EUR	639,000	811,585
3.00%, 8/1/2029	EUR	600,000	775,670
3.10%, 3/1/2040 (a)	EUR	200,000	256,830
3.45%, 3/1/2048 (a)	EUR	375,000	511,892
3.75%, 8/1/2021 (a)	EUR	750,000	892,976
3.85%, 9/1/2049 (a)	EUR	430,000	624,632
7.25%, 11/1/2026	EUR	566,000	898,872
9.00%, 11/1/2023	EUR	500,000	745,368
Republic of Italy:
1.35%, 4/15/2022	EUR	550,000	635,029
1.45%, 9/15/2022	EUR	560,000	650,652
1.50%, 6/1/2025	EUR	804,000	938,432
1.65%, 3/1/2032 (a)	EUR	910,000	1,032,185
2.00%, 12/1/2025	EUR	807,000	968,495
2.15%, 12/15/2021	EUR	500,000	585,041
2.50%, 12/1/2024	EUR	520,000	635,894
2.70%, 3/1/2047 (a)	EUR	485,000	585,929
3.25%, 9/1/2046 (a)	EUR	560,000	742,140
3.50%, 3/1/2030 (a)	EUR	830,000	1,116,019
3.75%, 3/1/2021	EUR	590,000	693,117
3.75%, 5/1/2021 (a)	EUR	500,000	590,345
3.75%, 9/1/2024	EUR	630,000	809,751
4.00%, 2/1/2037 (a)	EUR	840,000	1,212,097
4.50%, 5/1/2023	EUR	930,000	1,188,980
4.50%, 3/1/2024	EUR	705,000	922,298
4.50%, 3/1/2026 (a)	EUR	794,000	1,086,897
4.75%, 9/1/2021	EUR	630,000	763,890
4.75%, 8/1/2023 (a)	EUR	830,000	1,078,506
4.75%, 9/1/2028 (a)	EUR	675,000	978,098
4.75%, 9/1/2044 (a)	EUR	515,000	836,321
5.00%, 3/1/2022	EUR	585,000	727,345
5.00%, 3/1/2025 (a)	EUR	900,000	1,231,747
5.00%, 8/1/2034 (a)	EUR	802,000	1,264,358
5.00%, 8/1/2039 (a)	EUR	660,000	1,076,538
5.00%, 9/1/2040 (a)	EUR	670,000	1,093,104
5.25%, 11/1/2029	EUR	857,000	1,305,504
Security Description		Principal Amount	Value
5.50%, 9/1/2022	EUR	400,000	$ 513,180
5.50%, 11/1/2022	EUR	900,000	1,162,038
5.75%, 2/1/2033	EUR	744,000	1,230,263
6.00%, 5/1/2031	EUR	750,000	1,234,862
6.50%, 11/1/2027	EUR	930,000	1,464,417
			51,479,044
JAPAN — 22.3%
Government of Japan 2 Year Bond:
Series 396, 0.10%, 1/1/2021	JPY	207,500,000	1,913,659
Series 402, 0.10%, 7/1/2021	JPY	69,000,000	637,117
Series 397, 0.10%, 2/1/2021	JPY	106,000,000	977,756
Series 398, 0.10%, 3/1/2021	JPY	113,000,000	1,042,501
Series 400, 0.10%, 5/1/2021	JPY	100,000,000	922,945
Government of Japan 5 Year Bond:
Series 127, 0.10%, 3/20/2021	JPY	255,300,000	2,355,737
Series 128, 0.10%, 6/20/2021	JPY	240,900,000	2,224,238
Series 129, 0.10%, 9/20/2021	JPY	161,500,000	1,492,131
Series 130, 0.10%, 12/20/2021	JPY	98,500,000	910,532
Series 131, 0.10%, 3/20/2022	JPY	200,300,000	1,852,676
Series 132, 0.10%, 6/20/2022	JPY	327,000,000	3,026,303
Series 133, 0.10%, 9/20/2022	JPY	230,150,000	2,131,569
Series 134, 0.10%, 12/20/2022	JPY	272,150,000	2,521,685
Series 135, 0.10%, 3/20/2023	JPY	269,300,000	2,497,037
Series 136, 0.10%, 6/20/2023	JPY	213,000,000	1,976,142
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,746,957
Series 138, 0.10%, 12/20/2023	JPY	201,000,000	1,866,419
Series 139, 0.10%, 3/20/2024	JPY	375,000,000	3,484,092
Series 140, 0.10%, 6/20/2024	JPY	150,000,000	1,394,134
Series 141, 0.10%, 9/20/2024	JPY	295,000,000	2,742,910
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	250,500,000	2,336,041
Series 343, 0.10%, 6/20/2026	JPY	240,000,000	2,239,691

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 344, 0.10%, 9/20/2026	JPY	282,550,000	$ 2,637,497
Series 345, 0.10%, 12/20/2026	JPY	262,250,000	2,448,439
Series 346, 0.10%, 3/20/2027	JPY	192,250,000	1,794,510
Series 347, 0.10%, 6/20/2027	JPY	267,000,000	2,493,474
Series 348, 0.10%, 9/20/2027	JPY	289,000,000	2,699,647
Series 349, 0.10%, 12/20/2027	JPY	240,200,000	2,243,635
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,591,565
Series 351, 0.10%, 6/20/2028	JPY	247,500,000	2,310,251
Series 352, 0.10%, 9/20/2028	JPY	246,150,000	2,296,403
Series 353, 0.10%, 12/20/2028	JPY	165,000,000	1,537,859
Series 354, 0.10%, 3/20/2029	JPY	150,000,000	1,397,253
Series 355, 0.10%, 6/20/2029	JPY	390,000,000	3,630,957
Series 356, 0.10%, 9/20/2029	JPY	120,000,000	1,116,654
Series 337, 0.30%, 12/20/2024	JPY	141,750,000	1,331,974
Series 341, 0.30%, 12/20/2025	JPY	261,150,000	2,463,954
Series 338, 0.40%, 3/20/2025	JPY	200,450,000	1,895,177
Series 339, 0.40%, 6/20/2025	JPY	267,500,000	2,532,407
Series 340, 0.40%, 9/20/2025	JPY	131,350,000	1,245,103
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	2,077,181
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	936,522
Series 328, 0.60%, 3/20/2023	JPY	349,000,000	3,287,199
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	727,814
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,319,919
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,259,971
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,403,205
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	801,421
Series 324, 0.80%, 6/20/2022	JPY	89,950,000	846,693
Series 325, 0.80%, 9/20/2022	JPY	250,000,000	2,358,523
Security Description		Principal Amount	Value
Series 327, 0.80%, 12/20/2022	JPY	195,600,000	$ 1,849,556
Series 329, 0.80%, 6/20/2023	JPY	230,000,000	2,185,101
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,863,709
Series 322, 0.90%, 3/20/2022	JPY	135,000,000	1,270,547
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	901,105
Series 318, 1.00%, 9/20/2021	JPY	190,000,000	1,782,390
Series 320, 1.00%, 12/20/2021	JPY	212,150,000	1,995,508
Series 321, 1.00%, 3/20/2022	JPY	220,000,000	2,075,014
Series 316, 1.10%, 6/20/2021	JPY	100,000,000	936,793
Series 317, 1.10%, 9/20/2021	JPY	70,000,000	657,771
Series 319, 1.10%, 12/20/2021	JPY	100,000,000	942,425
Series 315, 1.20%, 6/20/2021	JPY	95,000,000	891,230
Series 313, 1.30%, 3/20/2021	JPY	160,000,000	1,497,794
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,148,351
Series 156, 0.40%, 3/20/2036	JPY	113,900,000	1,083,787
Series 168, 0.40%, 3/20/2039	JPY	60,000,000	564,842
Series 158, 0.50%, 9/20/2036	JPY	121,300,000	1,170,597
Series 164, 0.50%, 3/20/2038	JPY	125,000,000	1,201,852
Series 165, 0.50%, 6/20/2038	JPY	90,000,000	864,928
Series 167, 0.50%, 12/20/2038	JPY	140,000,000	1,343,253
Series 159, 0.60%, 12/20/2036	JPY	95,050,000	931,477
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	951,306
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	782,686
Series 163, 0.60%, 12/20/2037	JPY	186,000,000	1,819,950
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	1,009,898
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	943,907
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	570,026

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	$ 453,037
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,220,951
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,382,588
Series 152, 1.20%, 3/20/2035	JPY	125,000,000	1,330,101
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,119,930
Series 153, 1.30%, 6/20/2035	JPY	130,000,000	1,403,366
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	480,994
Series 150, 1.40%, 9/20/2034	JPY	170,000,000	1,851,518
Series 144, 1.50%, 3/20/2033	JPY	24,300,000	264,779
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,208,618
Series 149, 1.50%, 6/20/2034	JPY	150,000,000	1,650,435
Series 136, 1.60%, 3/20/2032	JPY	92,150,000	1,006,421
Series 143, 1.60%, 3/20/2033	JPY	150,000,000	1,652,450
Series 147, 1.60%, 12/20/2033	JPY	170,000,000	1,885,479
Series 140, 1.70%, 9/20/2032	JPY	200,000,000	2,217,124
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,445,150
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,744,196
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,959,259
Series 122, 1.80%, 9/20/2030	JPY	55,650,000	609,695
Series 130, 1.80%, 9/20/2031	JPY	160,000,000	1,773,066
Series 133, 1.80%, 12/20/2031	JPY	150,000,000	1,667,026
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,460,498
Series 58, 1.90%, 9/20/2022	JPY	60,000,000	582,609
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	547,014
Series 108, 1.90%, 12/20/2028	JPY	83,200,000	899,808
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	589,183
Series 121, 1.90%, 9/20/2030	JPY	78,600,000	868,864
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	611,663
Security Description		Principal Amount	Value
Series 73, 2.00%, 12/20/2024	JPY	85,000,000	$ 864,916
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	306,725
Series 93, 2.00%, 3/20/2027	JPY	80,000,000	848,571
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	559,591
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	382,248
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	711,897
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	466,948
Series 92, 2.10%, 12/20/2026	JPY	100,000,000	1,062,627
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	853,922
Series 96, 2.10%, 6/20/2027	JPY	63,000,000	675,525
Series 99, 2.10%, 12/20/2027	JPY	140,000,000	1,514,486
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	590,788
Series 107, 2.10%, 12/20/2028	JPY	100,000,000	1,097,971
Series 113, 2.10%, 9/20/2029	JPY	116,250,000	1,290,126
Series 117, 2.10%, 3/20/2030	JPY	189,650,000	2,120,049
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	638,316
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	918,291
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	907,703
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	551,056
Series 115, 2.20%, 12/20/2029	JPY	40,000,000	449,089
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	556,045
Series 95, 2.30%, 6/20/2027	JPY	100,000,000	1,086,101
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	652,524
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	75,000,000	677,088
Series 63, 0.40%, 6/20/2049	JPY	40,000,000	366,756
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	549,394
Series 52, 0.50%, 9/20/2046	JPY	87,500,000	829,871

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 62, 0.50%, 3/20/2049	JPY	55,000,000	$ 518,167
Series 53, 0.60%, 12/20/2046	JPY	14,650,000	142,282
Series 59, 0.70%, 6/20/2048	JPY	67,000,000	665,721
Series 61, 0.70%, 12/20/2048	JPY	70,000,000	695,440
Series 50, 0.80%, 3/20/2046	JPY	79,650,000	811,400
Series 54, 0.80%, 3/20/2047	JPY	88,150,000	897,674
Series 55, 0.80%, 6/20/2047	JPY	84,650,000	862,733
Series 56, 0.80%, 9/20/2047	JPY	68,750,000	700,367
Series 57, 0.80%, 12/20/2047	JPY	73,250,000	745,852
Series 58, 0.80%, 3/20/2048	JPY	102,150,000	1,039,857
Series 60, 0.90%, 9/20/2048	JPY	61,650,000	643,060
Series 48, 1.40%, 9/20/2045	JPY	84,000,000	969,314
Series 49, 1.40%, 12/20/2045	JPY	84,650,000	978,583
Series 45, 1.50%, 12/20/2044	JPY	65,000,000	761,518
Series 46, 1.50%, 3/20/2045	JPY	79,650,000	934,985
Series 47, 1.60%, 6/20/2045	JPY	75,000,000	898,413
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	470,816
Series 41, 1.70%, 12/20/2043	JPY	63,000,000	760,562
Series 42, 1.70%, 3/20/2044	JPY	59,650,000	721,761
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	605,714
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	813,507
Series 38, 1.80%, 3/20/2043	JPY	70,000,000	854,969
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	858,319
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	1,051,951
Series 39, 1.90%, 6/20/2043	JPY	66,450,000	827,068
Series 13, 2.00%, 12/20/2033	JPY	70,000,000	811,710
Series 33, 2.00%, 9/20/2040	JPY	106,200,000	1,311,329
Series 35, 2.00%, 9/20/2041	JPY	102,500,000	1,276,942
Security Description		Principal Amount	Value
Series 36, 2.00%, 3/20/2042	JPY	105,000,000	$ 1,314,068
Series 34, 2.20%, 3/20/2041	JPY	105,550,000	1,349,068
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	368,094
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	228,302
Series 30, 2.30%, 3/20/2039	JPY	105,900,000	1,341,731
Series 32, 2.30%, 3/20/2040	JPY	153,650,000	1,971,244
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	503,755
Series 29, 2.40%, 9/20/2038	JPY	80,000,000	1,023,757
Series 16, 2.50%, 9/20/2034	JPY	70,000,000	865,353
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	375,732
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	503,877
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	380,373
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	614,797
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	97,250,000	884,078
Series 12, 0.50%, 3/20/2059	JPY	35,000,000	328,676
Series 11, 0.80%, 3/20/2058	JPY	68,000,000	704,334
Series 10, 0.90%, 3/20/2057	JPY	96,750,000	1,031,573
Series 8, 1.40%, 3/20/2055	JPY	68,750,000	832,085
Series 7, 1.70%, 3/20/2054	JPY	65,000,000	838,765
Series 6, 1.90%, 3/20/2053	JPY	60,000,000	803,467
Series 5, 2.00%, 3/20/2052	JPY	60,000,000	813,786
Series 2, 2.20%, 3/20/2049	JPY	39,650,000	543,928
Series 3, 2.20%, 3/20/2050	JPY	39,650,000	548,726
Series 4, 2.20%, 3/20/2051	JPY	53,050,000	741,504
Series 1, 2.40%, 3/20/2048	JPY	30,000,000	423,246
			229,592,061
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	150,000	171,321

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	$ 120,994
1.38%, 5/16/2036	EUR	150,000	188,622
Series 7, 2.25%, 2/15/2047	EUR	200,000	294,095
Series REGS, 2.63%, 1/21/2021	EUR	150,000	173,303
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	127,122
			1,075,457
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	202,159
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	179,799
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	78,407
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	127,748
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	263,137
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	128,160
			979,410
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	400,000	473,138
2.13%, 7/10/2023	EUR	290,000	355,637
2.25%, 3/21/2022	EUR	100,000	119,223
2.25%, 3/19/2028	EUR	80,000	106,906
			1,054,904
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	790,000	194,187
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	494,452
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	576,669
Series 0215, 3.80%, 9/30/2022	MYR	2,000,000	498,084
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	375,153
Series 0413, 3.84%, 4/15/2033	MYR	2,200,000	548,365
Series 0117, 3.88%, 3/10/2022	MYR	2,100,000	522,882
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	252,774
Security Description		Principal Amount	Value
Series 0417, 3.90%, 11/16/2027	MYR	6,570,000	$ 1,664,647
Series 0115, 3.96%, 9/15/2025	MYR	1,900,000	481,014
Series 0314, 4.05%, 9/30/2021	MYR	2,850,000	708,798
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	633,822
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	385,439
Series 0111, 4.16%, 7/15/2021	MYR	2,000,000	497,398
Series 0114, 4.18%, 7/15/2024	MYR	2,295,000	584,583
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	446,129
Series 0415, 4.25%, 5/31/2035	MYR	1,850,000	479,947
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	519,103
Series 0216, 4.74%, 3/15/2046	MYR	3,570,000	959,653
Series 0317, 4.76%, 4/7/2037	MYR	3,420,000	937,571
Series 0713, 4.94%, 9/30/2043	MYR	1,110,000	308,944
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	2,000,000	492,844
Series 0216, 3.74%, 8/26/2021	MYR	1,373,000	339,253
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	314,672
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	326,604
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	315,776
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	467,950
Series 0316, 4.07%, 9/30/2026	MYR	3,300,000	839,650
Series 0115, 4.19%, 7/15/2022	MYR	565,000	141,675
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	259,677
Series 0117, 4.26%, 7/26/2027	MYR	3,620,000	933,862
Series 0116, 4.39%, 7/7/2023	MYR	3,025,000	769,769
Series 0813, 4.44%, 5/22/2024	MYR	2,380,000	610,882
Series 0513, 4.58%, 8/30/2033	MYR	1,385,000	370,055
Series 0617, 4.72%, 6/15/2033	MYR	1,000,000	270,897

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	$ 571,730
Series 0615, 4.79%, 10/31/2035	MYR	920,000	250,067
Series 0417, 4.90%, 5/8/2047	MYR	1,580,000	433,701
Series 0913, 4.94%, 12/6/2028	MYR	725,000	196,950
			19,975,628
MEXICO — 2.0%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	21,745,000	1,090,935
Series M, 6.50%, 6/10/2021	MXN	31,170,000	1,644,199
Series M, 6.50%, 6/9/2022	MXN	46,850,000	2,466,497
Series M, 7.25%, 12/9/2021	MXN	25,015,000	1,335,595
Series M 20, 7.50%, 6/3/2027	MXN	37,285,000	2,050,497
Series M, 7.75%, 5/29/2031	MXN	18,030,000	1,018,508
Series M, 7.75%, 11/23/2034	MXN	13,190,000	747,864
Series M, 7.75%, 11/13/2042	MXN	24,710,000	1,387,667
Series M, 8.00%, 12/7/2023	MXN	28,440,000	1,568,673
Series M, 8.00%, 9/5/2024	MXN	19,300,000	1,072,283
Series M, 8.00%, 11/7/2047	MXN	18,040,000	1,046,146
Series M 20, 8.50%, 5/31/2029	MXN	25,860,000	1,524,198
Series M 30, 8.50%, 11/18/2038	MXN	16,205,000	978,470
Series M 20, 10.00%, 12/5/2024	MXN	33,160,000	1,993,024
Series M 30, 10.00%, 11/20/2036	MXN	10,800,000	738,511
			20,663,067
NETHERLANDS — 4.2%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	1,660,000	1,885,337
0.25%, 7/15/2025 (a)	EUR	2,005,000	2,324,700
0.50%, 1/15/2040 (a)	EUR	911,000	1,062,772
1.75%, 7/15/2023 (a)	EUR	2,210,000	2,682,977
2.00%, 7/15/2024 (a)	EUR	1,895,000	2,363,047
2.25%, 7/15/2022 (a)	EUR	1,795,000	2,161,494
2.50%, 1/15/2033 (a)	EUR	1,670,000	2,463,720
2.75%, 1/15/2047 (a)	EUR	1,850,000	3,366,792
3.25%, 7/15/2021 (a)	EUR	1,855,000	2,206,434
3.75%, 1/15/2023	EUR	1,315,000	1,672,037
Security Description		Principal Amount	Value
3.75%, 1/15/2042 (a)	EUR	1,885,000	$ 3,690,962
4.00%, 1/15/2037 (a)	EUR	1,870,000	3,439,333
5.50%, 1/15/2028	EUR	1,640,000	2,684,215
Netherlands Government Bond:
Zero Coupon, 1/15/2024 (a)	EUR	2,019,000	2,309,087
0.25%, 7/15/2029 (a)	EUR	1,270,000	1,467,039
0.50%, 7/15/2026 (a)	EUR	1,825,000	2,153,924
0.75%, 7/15/2027 (a)	EUR	1,930,000	2,321,688
0.75%, 7/15/2028 (a)	EUR	1,550,000	1,872,450
7.50%, 1/15/2023 (a)	EUR	431,000	603,905
			42,731,913
NEW ZEALAND — 0.5%
New Zealand Government Bond:
1.50%, 5/15/2031	NZD	310,000	202,301
Series 0425, 2.75%, 4/15/2025	NZD	1,065,000	769,149
Series 0437, 2.75%, 4/15/2037	NZD	800,000	589,904
Series 0429, 3.00%, 4/20/2029	NZD	880,000	662,161
Series 0433, 3.50%, 4/14/2033	NZD	550,000	440,159
Series 0427, 4.50%, 4/15/2027	NZD	670,000	544,382
Series 0423, 5.50%, 4/15/2023	NZD	1,040,000	798,421
Series 0521, 6.00%, 5/15/2021	NZD	1,375,000	988,301
			4,994,778
NORWAY — 0.5%
Norway Government Bond:
Series 478, 1.50%, 2/19/2026 (a)	NOK	4,842,000	554,053
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,110,000	475,952
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,955,000	458,597
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,790,000	438,759
Series 475, 2.00%, 5/24/2023 (a)	NOK	8,650,000	1,003,354
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,430,000	523,145
Series 476, 3.00%, 3/14/2024 (a)	NOK	7,137,000	864,744
Series 474, 3.75%, 5/25/2021 (a)	NOK	10,710,000	1,259,269
			5,577,873
POLAND — 1.3%
Poland Government Bond:

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 0521, Zero Coupon, 5/25/2021	PLN	1,250,000	$ 323,632
Series 0721, 1.75%, 7/25/2021	PLN	2,970,000	787,525
Series 0421, 2.00%, 4/25/2021	PLN	3,540,000	941,713
Series 0422, 2.25%, 4/25/2022	PLN	3,425,000	917,864
Series 1024, 2.25%, 10/25/2024	PLN	1,650,000	444,171
Series 0123, 2.50%, 1/25/2023	PLN	4,190,000	1,133,194
Series 0424, 2.50%, 4/25/2024	PLN	3,845,000	1,045,207
Series 0726, 2.50%, 7/25/2026	PLN	4,605,000	1,252,442
Series 0727, 2.50%, 7/25/2027	PLN	4,275,000	1,160,563
Series 0428, 2.75%, 4/25/2028	PLN	3,720,000	1,028,429
Series 1029, 2.75%, 10/25/2029	PLN	2,500,000	695,489
Series 0725, 3.25%, 7/25/2025	PLN	3,490,000	984,841
Series 1023, 4.00%, 10/25/2023	PLN	3,180,000	909,171
Series 0447, 4.00%, 4/25/2047	PLN	440,000	150,880
Series 1021, 5.75%, 10/25/2021	PLN	2,120,000	602,101
Series 0922, 5.75%, 9/23/2022	PLN	3,484,000	1,020,114
Series 0429, 5.75%, 4/25/2029	PLN	1,185,000	413,522
			13,810,858
PORTUGAL — 2.0%
Portugal Obrigacoes do Tesouro OT:
1.95%, 6/15/2029 (a)	EUR	1,150,000	1,471,567
2.13%, 10/17/2028 (a)	EUR	1,320,000	1,704,917
2.20%, 10/17/2022 (a)	EUR	1,225,000	1,472,711
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	833,000	1,116,721
2.88%, 10/15/2025 (a)	EUR	1,485,000	1,934,482
2.88%, 7/21/2026 (a)	EUR	1,180,000	1,556,425
3.85%, 4/15/2021 (a)	EUR	995,000	1,180,315
3.88%, 2/15/2030 (a)	EUR	740,000	1,107,148
4.10%, 4/15/2037 (a)	EUR	1,105,000	1,845,520
4.10%, 2/15/2045 (a)	EUR	530,000	941,911
4.13%, 4/14/2027 (a)	EUR	1,130,000	1,620,996
4.95%, 10/25/2023 (a)	EUR	1,524,000	2,046,142
5.65%, 2/15/2024 (a)	EUR	1,600,000	2,223,806
			20,222,661
Security Description		Principal Amount	Value
RUSSIA — 1.2%
Russian Federal Bond - OFZ:
Series 6223, 6.50%, 2/28/2024	RUB	35,600,000	$ 586,692
Series 6224, 6.90%, 5/23/2029	RUB	48,000,000	814,562
Series 5083, 7.00%, 12/15/2021	RUB	36,820,000	608,505
Series 6211, 7.00%, 1/25/2023	RUB	12,330,000	206,438
Series 6215, 7.00%, 8/16/2023	RUB	32,620,000	546,241
Series 6212, 7.05%, 1/19/2028	RUB	52,510,000	892,593
Series 6222, 7.10%, 10/16/2024	RUB	49,690,000	838,425
Series 6229, 7.15%, 11/12/2025	RUB	13,500,000	228,743
Series 6225, 7.25%, 5/10/2034	RUB	43,030,000	746,827
Series 6220, 7.40%, 12/7/2022	RUB	36,430,000	613,814
Series 6227, 7.40%, 7/17/2024	RUB	41,300,000	702,305
Series 6217, 7.50%, 8/18/2021	RUB	39,950,000	662,111
Series 6205, 7.60%, 4/14/2021	RUB	19,010,000	315,031
Series 6209, 7.60%, 7/20/2022	RUB	38,060,000	641,259
Series 6221, 7.70%, 3/23/2033	RUB	58,580,000	1,052,089
Series 6219, 7.75%, 9/16/2026	RUB	25,480,000	447,058
Series 6226, 7.95%, 10/7/2026	RUB	45,000,000	797,319
Series 6207, 8.15%, 2/3/2027	RUB	51,365,000	924,485
Series 6218, 8.50%, 9/17/2031	RUB	40,040,000	761,982
			12,386,479
SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	995,000	736,344
1.75%, 4/1/2022	SGD	415,000	310,020
1.75%, 2/1/2023	SGD	670,000	501,365
2.00%, 2/1/2024	SGD	130,000	98,399
2.13%, 6/1/2026	SGD	745,000	570,967
2.25%, 6/1/2021	SGD	1,070,000	803,694
2.25%, 8/1/2036	SGD	495,000	387,056
2.38%, 6/1/2025	SGD	540,000	418,565
2.38%, 7/1/2039	SGD	250,000	199,626
2.63%, 5/1/2028	SGD	790,000	629,186
2.75%, 7/1/2023	SGD	1,135,000	878,237

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
2.75%, 4/1/2042	SGD	660,000	$ 552,771
2.75%, 3/1/2046	SGD	930,000	781,009
2.88%, 7/1/2029	SGD	540,000	440,964
2.88%, 9/1/2030	SGD	550,000	452,613
3.00%, 9/1/2024	SGD	900,000	712,490
3.13%, 9/1/2022	SGD	800,000	619,518
3.38%, 9/1/2033	SGD	800,000	702,452
3.50%, 3/1/2027	SGD	1,030,000	861,068
			10,656,344
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	260,000	293,146
Series 231, 0.63%, 5/22/2026	EUR	220,000	256,866
Series 234, 1.00%, 6/12/2028	EUR	270,000	325,868
Series 228, 1.38%, 1/21/2027	EUR	450,000	550,950
Series 229, 1.63%, 1/21/2031	EUR	360,000	461,879
Series 232, 1.88%, 3/9/2037	EUR	465,000	618,979
Series 233, 2.00%, 10/17/2047	EUR	178,000	252,414
Series 235, 2.25%, 6/12/2068	EUR	70,000	111,848
Series 225, 3.00%, 2/28/2023	EUR	395,000	487,499
Series 223, 3.38%, 11/15/2024	EUR	445,000	584,204
Series 227, 3.63%, 1/16/2029	EUR	430,000	632,907
Series 216, 4.35%, 10/14/2025	EUR	180,000	254,944
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	135,000	160,251
			4,991,755
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	335,000	401,001
Series RS81, 1.19%, 3/14/2029	EUR	200,000	242,626
Series RS79, 1.25%, 3/22/2027	EUR	450,000	548,045
Series RS74, 1.50%, 3/25/2035	EUR	275,000	344,370
Series RS78, 1.75%, 11/3/2040	EUR	370,000	480,320
Series RS75, 2.13%, 7/28/2025	EUR	180,000	227,518
Security Description		Principal Amount	Value
Series RS73, 2.25%, 3/25/2022	EUR	155,000	$ 184,481
Series RS77, 2.25%, 3/3/2032	EUR	190,000	259,553
Series RS71, 3.00%, 4/8/2021	EUR	150,000	175,757
Series RS76, 3.13%, 8/7/2045	EUR	145,000	236,795
Series RS69, 4.38%, 1/18/2021	EUR	170,000	200,194
Series RS66, 4.63%, 9/9/2024	EUR	210,000	289,341
Series RS70, 5.13%, 3/30/2026	EUR	135,000	200,514
			3,790,515
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	2,029,740,000	1,754,964
Series 2612, 1.50%, 12/10/2026	KRW	2,039,150,000	1,748,267
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	574,764
Series 2012, 1.75%, 12/10/2020	KRW	300,000,000	260,359
Series 2606, 1.88%, 6/10/2026	KRW	2,300,000,000	2,021,419
Series 2103, 2.00%, 3/10/2021	KRW	4,430,000,000	3,859,677
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	674,477
Series 4603, 2.00%, 3/10/2046	KRW	2,825,000,000	2,593,278
Series 4903, 2.00%, 3/10/2049	KRW	600,000,000	554,397
Series 2706, 2.13%, 6/10/2027	KRW	3,607,370,000	3,221,584
Series 4703, 2.13%, 3/10/2047	KRW	4,018,330,000	3,789,749
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	939,642
Series 2512, 2.25%, 12/10/2025	KRW	1,566,000,000	1,404,507
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	467,754
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	913,746
Series 4412, 2.75%, 12/10/2044	KRW	2,448,000,000	2,563,049
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,517,622
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,529,440
Series 2309, 3.38%, 9/10/2023	KRW	2,109,090,000	1,946,541

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 2403, 3.50%, 3/10/2024	KRW	1,455,830,000	$ 1,359,496
Series 2206, 3.75%, 6/10/2022	KRW	1,827,000,000	1,667,474
Series 3312, 3.75%, 12/10/2033	KRW	1,686,250,000	1,824,903
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,748,055
Series 2106, 4.25%, 6/10/2021	KRW	2,410,320,000	2,169,661
Series 3012, 4.75%, 12/10/2030	KRW	885,050,000	996,075
Series 2006, 5.00%, 6/10/2020	KRW	4,000	3
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,838,116
			46,939,019
SPAIN — 4.6%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	775,000	874,339
1.40%, 4/30/2028 (a)	EUR	600,000	732,539
1.40%, 7/30/2028 (a)	EUR	915,000	1,117,528
1.60%, 4/30/2025 (a)	EUR	1,042,000	1,269,209
1.85%, 7/30/2035 (a)	EUR	598,000	767,726
1.95%, 4/30/2026 (a)	EUR	800,000	1,001,753
1.95%, 7/30/2030 (a)	EUR	1,120,000	1,440,248
2.15%, 10/31/2025 (a)	EUR	1,000,000	1,259,319
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	688,000	1,024,776
2.75%, 10/31/2024 (a)	EUR	1,035,000	1,319,909
3.80%, 4/30/2024 (a)	EUR	940,000	1,233,035
4.20%, 1/31/2037 (a)	EUR	915,000	1,565,986
4.40%, 10/31/2023 (a)	EUR	908,000	1,197,850
4.65%, 7/30/2025 (a)	EUR	970,000	1,367,934
4.70%, 7/30/2041 (a)	EUR	840,000	1,597,366
4.80%, 1/31/2024 (a)	EUR	729,000	982,977
4.90%, 7/30/2040 (a)	EUR	835,000	1,607,213
5.15%, 10/31/2028 (a)	EUR	875,000	1,388,685
5.15%, 10/31/2044 (a)	EUR	615,000	1,275,956
5.40%, 1/31/2023 (a)	EUR	930,000	1,226,459
5.50%, 4/30/2021 (a)	EUR	990,000	1,198,714
5.75%, 7/30/2032	EUR	1,125,000	2,047,000
5.85%, 1/31/2022 (a)	EUR	980,000	1,242,920
5.90%, 7/30/2026 (a)	EUR	1,070,000	1,652,462
6.00%, 1/31/2029	EUR	1,111,000	1,871,291
Spain Government Bond:
0.05%, 10/31/2021	EUR	855,000	967,575
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	621,000	707,467
0.35%, 7/30/2023	EUR	870,000	996,121
0.40%, 4/30/2022	EUR	870,000	994,071
0.45%, 10/31/2022	EUR	875,000	1,003,504
0.60%, 10/31/2029 (a)	EUR	550,000	625,346
0.75%, 7/30/2021	EUR	1,369,000	1,565,300
1.30%, 10/31/2026 (a)	EUR	1,130,000	1,365,834
Security Description		Principal Amount	Value
1.45%, 10/31/2027 (a)	EUR	953,000	$ 1,166,960
1.45%, 4/30/2029 (a)	EUR	910,000	1,116,063
1.50%, 4/30/2027 (a)	EUR	870,000	1,066,929
2.35%, 7/30/2033 (a)	EUR	820,000	1,112,997
2.90%, 10/31/2046 (a)	EUR	750,000	1,150,752
3.45%, 7/30/2066 (a)	EUR	480,000	854,724
			46,956,837
SWEDEN — 0.7%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	5,960,000	674,661
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,385,000	608,811
Series 1059, 1.00%, 11/12/2026	SEK	7,240,000	829,145
Series 1057, 1.50%, 11/13/2023 (a)	SEK	10,410,000	1,187,416
Series 1056, 2.25%, 6/1/2032	SEK	2,550,000	335,601
Series 1058, 2.50%, 5/12/2025	SEK	7,290,000	890,135
Series 1054, 3.50%, 6/1/2022	SEK	12,775,000	1,491,022
Series 1053, 3.50%, 3/30/2039	SEK	5,655,000	930,144
			6,946,935
SWITZERLAND — 1.0%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	350,000	378,131
0.50%, 5/27/2030	CHF	460,000	521,351
0.50%, 6/27/2032	CHF	130,000	148,842
0.50%, 6/28/2045	CHF	70,000	84,591
0.50%, 5/24/2055	CHF	170,000	215,370
0.50%, 5/30/2058	CHF	155,000	199,545
1.25%, 6/11/2024	CHF	435,000	487,492
1.25%, 5/28/2026	CHF	300,000	346,641
1.25%, 6/27/2037	CHF	460,000	597,223
1.50%, 7/24/2025	CHF	360,000	415,823
1.50%, 4/30/2042	CHF	495,000	702,718
2.00%, 4/28/2021	CHF	440,000	470,935
2.00%, 5/25/2022	CHF	400,000	440,403
2.00%, 6/25/2064	CHF	280,000	553,818
2.25%, 6/22/2031	CHF	270,000	364,647
2.50%, 3/8/2036	CHF	425,000	634,803
3.25%, 6/27/2027	CHF	340,000	452,421
3.50%, 4/8/2033	CHF	490,000	766,310
4.00%, 2/11/2023	CHF	495,000	586,670
4.00%, 4/8/2028	CHF	635,000	906,332
4.00%, 1/6/2049	CHF	300,000	689,107
			9,963,173

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
THAILAND — 2.1%
Thailand Government Bond:
1.88%, 6/17/2022	THB	15,800,000	$ 536,140
2.00%, 12/17/2022	THB	33,665,000	1,149,737
2.13%, 12/17/2026	THB	69,700,000	2,442,264
2.40%, 12/17/2023	THB	8,000,000	278,844
2.88%, 6/17/2046	THB	34,850,000	1,368,665
3.40%, 6/17/2036	THB	17,710,000	730,585
3.58%, 12/17/2027	THB	16,000,000	620,438
3.63%, 6/16/2023	THB	37,640,000	1,358,036
3.65%, 12/17/2021	THB	45,260,000	1,582,833
3.78%, 6/25/2032	THB	22,000,000	908,386
3.85%, 12/12/2025	THB	31,600,000	1,207,320
4.00%, 6/17/2066	THB	25,430,000	1,257,948
4.26%, 12/12/2037	THB	87,200,000	3,925,183
4.68%, 6/29/2044	THB	21,340,000	1,084,302
4.75%, 12/20/2024	THB	5,000,000	194,750
4.85%, 6/17/2061	THB	22,010,000	1,249,820
4.88%, 6/22/2029	THB	34,455,000	1,490,719
Series 06-5, 5.85%, 3/31/2021	THB	14,150,000	499,205
			21,885,175
UNITED KINGDOM — 5.3%
United Kingdom Treasury Bond:
0.50%, 7/22/2022	GBP	905,000	1,197,790
0.63%, 6/7/2025	GBP	570,000	754,066
0.75%, 7/22/2023	GBP	880,000	1,172,461
1.00%, 4/22/2024	GBP	775,000	1,043,612
1.25%, 7/22/2027	GBP	620,000	855,500
1.50%, 1/22/2021	GBP	1,185,000	1,584,570
1.50%, 7/22/2026	GBP	750,000	1,048,956
1.50%, 7/22/2047	GBP	725,000	995,059
1.63%, 10/22/2028	GBP	915,000	1,302,769
1.63%, 10/22/2054	GBP	300,000	434,434
1.63%, 10/22/2071	GBP	340,000	522,369
1.75%, 9/7/2022	GBP	905,000	1,237,329
1.75%, 9/7/2037	GBP	690,000	987,387
1.75%, 1/22/2049	GBP	205,000	297,889
1.75%, 7/22/2057	GBP	515,000	784,113
2.00%, 9/7/2025	GBP	875,000	1,250,383
2.25%, 9/7/2023	GBP	870,000	1,222,607
2.50%, 7/22/2065	GBP	595,000	1,134,448
2.75%, 9/7/2024	GBP	880,000	1,280,878
3.25%, 1/22/2044	GBP	850,000	1,566,026
3.50%, 1/22/2045	GBP	690,000	1,332,415
3.50%, 7/22/2068	GBP	610,000	1,474,280
3.75%, 9/7/2021	GBP	930,000	1,297,709
3.75%, 7/22/2052	GBP	735,000	1,608,218
4.00%, 3/7/2022	GBP	930,000	1,324,432
4.00%, 1/22/2060	GBP	710,000	1,759,220
4.25%, 12/7/2027	GBP	1,060,000	1,790,558
4.25%, 6/7/2032	GBP	1,100,000	2,013,893
Security Description		Principal Amount	Value
4.25%, 3/7/2036	GBP	915,000	$ 1,763,317
4.25%, 9/7/2039	GBP	699,000	1,409,160
4.25%, 12/7/2040	GBP	799,000	1,631,746
4.25%, 12/7/2046	GBP	888,000	1,949,189
4.25%, 12/7/2049	GBP	570,000	1,298,627
4.25%, 12/7/2055	GBP	765,000	1,885,148
4.50%, 9/7/2034	GBP	960,000	1,857,928
4.50%, 12/7/2042	GBP	850,000	1,834,656
4.75%, 12/7/2030	GBP	1,060,000	1,973,611
4.75%, 12/7/2038	GBP	750,000	1,586,690
5.00%, 3/7/2025	GBP	1,055,000	1,708,804
6.00%, 12/7/2028	GBP	645,000	1,242,501
8.00%, 6/7/2021	GBP	715,000	1,047,088
			54,461,836
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,017,335,529)			1,012,115,653
	Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c) (d)	516,327	516,327
State Street Navigator Securities Lending Portfolio II (e) (f)	660,550	660,550
TOTAL SHORT-TERM INVESTMENTS (Cost $1,176,877)		1,176,877
TOTAL INVESTMENTS — 98.5% (Cost $1,018,512,406)		1,013,292,530
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		15,562,443
NET ASSETS — 100.0%		$ 1,028,854,973
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.0% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$1,012,115,653	$—	$1,012,115,653
Short-Term Investments	1,176,877	—	—	1,176,877
TOTAL INVESTMENTS	$1,176,877	$1,012,115,653	$—	$1,013,292,530
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,707,518	$13,707,518	$53,217,998	$66,409,189	$—	$—	516,327	$ 516,327	$7,924
State Street Navigator Securities Lending Portfolio II	—	—	660,550	—	—	—	660,550	660,550	252
Total		$13,707,518	$53,878,548	$66,409,189	$—	$—		$1,176,877	$8,176
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 95.1%
AUSTRALIA — 3.8%
Australia Government Bond:
Series 151, 2.00%, 12/21/2021	AUD	3,375,000	$ 2,421,928
Series 153, 2.25%, 11/21/2022	AUD	3,150,000	2,298,414
Series 124, 5.75%, 5/15/2021	AUD	4,950,000	3,706,953
Series 128, 5.75%, 7/15/2022	AUD	3,815,000	3,005,755
			11,433,050
AUSTRIA — 2.9%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	1,150,000	1,310,089
3.40%, 11/22/2022 (a)	EUR	1,600,000	2,001,523
3.50%, 9/15/2021 (a)	EUR	3,025,000	3,632,048
3.65%, 4/20/2022 (a)	EUR	1,520,000	1,872,973
			8,816,633
BELGIUM — 3.5%
Belgium Government Bond:
Series 48, 4.00%, 3/28/2022	EUR	2,595,000	3,214,580
Series 61, 4.25%, 9/28/2021 (a)	EUR	2,970,000	3,616,715
Series 65, 4.25%, 9/28/2022 (a)	EUR	2,750,000	3,497,403
			10,328,698
CANADA — 4.6%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,290,000	1,721,487
0.75%, 3/1/2021	CAD	2,500,000	1,905,899
0.75%, 9/1/2021	CAD	2,205,000	1,673,980
1.00%, 9/1/2022	CAD	2,490,000	1,885,948
1.25%, 11/1/2021	CAD	1,050,000	803,279
1.50%, 8/1/2021	CAD	1,250,000	960,758
1.50%, 2/1/2022	CAD	500,000	384,095
1.75%, 5/1/2021	CAD	1,325,000	1,022,000
2.25%, 2/1/2021	CAD	1,220,000	945,828
2.75%, 6/1/2022	CAD	1,610,000	1,272,580
3.25%, 6/1/2021	CAD	1,460,000	1,149,592
			13,725,446
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 2/28/2021	CLP	165,000,000	226,147
4.50%, 3/1/2021	CLP	415,000,000	568,614
Series 10YR, 6.00%, 1/1/2022	CLP	30,000,000	42,989
			837,750
Security Description		Principal Amount	Value
CHINA — 2.1%
China Government Bond Series 1821, 3.17%, 10/11/2021	CNY	42,200,000	$ 6,125,547
CYPRUS — 0.1%
Cyprus Government International Bond Series EMTN, 3.88%, 5/6/2022	EUR	200,000	245,193
CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
Series 104, 0.75%, 2/23/2021	CZK	4,700,000	204,713
Series 61, 3.85%, 9/29/2021	CZK	13,060,000	597,049
Series 52, 4.70%, 9/12/2022	CZK	16,000,000	763,798
			1,565,560
DENMARK — 0.8%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	2,600,000	399,951
3.00%, 11/15/2021	DKK	12,984,000	2,084,384
			2,484,335
FINLAND — 1.1%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	920,000	1,046,125
1.63%, 9/15/2022 (a)	EUR	850,000	1,010,592
3.50%, 4/15/2021 (a)	EUR	1,085,000	1,282,426
			3,339,143
FRANCE — 6.6%
France Government Bond OAT:
Zero Coupon, 2/25/2021	EUR	1,820,000	2,056,870
Zero Coupon, 5/25/2021	EUR	1,880,000	2,127,793
Zero Coupon, 2/25/2022	EUR	1,680,000	1,906,898
Zero Coupon, 5/25/2022	EUR	1,900,000	2,162,207
2.25%, 10/25/2022	EUR	2,300,000	2,787,834
3.00%, 4/25/2022	EUR	2,350,000	2,858,785
3.25%, 10/25/2021	EUR	2,480,000	2,980,057
3.75%, 4/25/2021	EUR	2,380,000	2,825,296
8.25%, 4/25/2022	EUR	80,000	108,301
			19,814,041
GERMANY — 5.3%
Bundesrepublik Deutschland:
Zero Coupon, 3/12/2021	EUR	720,000	814,685
Zero Coupon, 6/11/2021	EUR	850,000	962,889
Zero Coupon, 9/10/2021	EUR	850,000	964,236

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Federal Republic of Germany:
Series 173, Zero Coupon, 4/9/2021	EUR	1,245,000	$ 1,408,745
Series 174, Zero Coupon, 10/8/2021	EUR	1,070,000	1,214,272
Series 175, Zero Coupon, 4/8/2022	EUR	1,070,000	1,217,875
Series 176, Zero Coupon, 10/7/2022	EUR	1,200,000	1,368,697
1.50%, 9/4/2022	EUR	970,000	1,150,432
1.75%, 7/4/2022	EUR	1,420,000	1,688,475
2.00%, 1/4/2022	EUR	1,120,000	1,324,397
2.25%, 9/4/2021	EUR	950,000	1,117,951
2.50%, 1/4/2021	EUR	1,085,000	1,257,933
3.25%, 7/4/2021	EUR	1,070,000	1,271,457
			15,762,044
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
1.16%, 5/18/2022	HKD	1,650,000	208,773
2.46%, 8/4/2021	HKD	2,600,000	336,933
			545,706
HUNGARY — 0.8%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	139,100,000	474,712
Series 22/C, 1.50%, 8/24/2022	HUF	49,000,000	171,337
Series 22/B, 1.75%, 10/26/2022	HUF	200,000,000	704,629
Series 21/B, 2.50%, 10/27/2021	HUF	120,700,000	427,953
Series 22/A, 7.00%, 6/24/2022	HUF	177,000,000	703,568
			2,482,199
INDONESIA — 1.5%
Indonesia Treasury Bond Series FR61, 7.00%, 5/15/2022	IDR	28,300,000,000	2,075,231
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.50%, 5/15/2021	IDR	34,600,000,000	2,514,062
			4,589,293
IRELAND — 0.8%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	800,000	908,271
0.80%, 3/15/2022	EUR	1,390,000	1,602,695
			2,510,966
ISRAEL — 1.2%
Israel Government Bond:
Security Description		Principal Amount	Value
Series 0121, 0.50%, 1/31/2021	ILS	2,480,000	$ 720,242
Series 0722, 0.75%, 7/31/2022	ILS	510,000	149,353
Series 0421, 1.00%, 4/30/2021	ILS	3,290,000	962,577
Series 1122, 1.25%, 11/30/2022	ILS	2,200,000	654,344
Series 0122, 5.50%, 1/31/2022	ILS	3,310,000	1,063,743
			3,550,259
ITALY — 8.0%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	940,000	1,057,998
0.35%, 11/1/2021	EUR	925,000	1,046,087
0.45%, 6/1/2021	EUR	1,032,000	1,168,122
0.90%, 8/1/2022	EUR	1,016,000	1,162,835
1.00%, 7/15/2022	EUR	1,000,000	1,147,644
1.20%, 4/1/2022	EUR	949,000	1,092,365
2.30%, 10/15/2021	EUR	1,000,000	1,169,420
3.75%, 8/1/2021 (a)	EUR	2,080,000	2,476,521
Italy Certificati di Credito del Tesoro Zero Coupon, 6/29/2021	EUR	800,000	898,736
Republic of Italy:
1.35%, 4/15/2022	EUR	1,050,000	1,212,328
1.45%, 9/15/2022	EUR	650,000	755,221
2.15%, 12/15/2021	EUR	1,047,000	1,225,077
3.75%, 3/1/2021	EUR	1,390,000	1,632,936
3.75%, 5/1/2021 (a)	EUR	900,000	1,062,621
4.75%, 9/1/2021	EUR	1,500,000	1,818,786
5.00%, 3/1/2022	EUR	1,250,000	1,554,157
5.50%, 9/1/2022	EUR	1,200,000	1,539,540
5.50%, 11/1/2022	EUR	1,400,000	1,807,614
			23,828,008
JAPAN — 19.7%
Government of Japan 5 Year Bond:
Series 127, 0.10%, 3/20/2021	JPY	459,500,000	4,239,958
Series 128, 0.10%, 6/20/2021	JPY	812,000,000	7,497,224
Series 129, 0.10%, 9/20/2021	JPY	644,500,000	5,954,664
Series 130, 0.10%, 12/20/2021	JPY	494,400,000	4,570,226
Series 131, 0.10%, 3/20/2022	JPY	761,000,000	7,038,874
Series 132, 0.10%, 6/20/2022	JPY	350,500,000	3,243,790
Series 133, 0.10%, 9/20/2022	JPY	425,000,000	3,936,202
Government of Japan 10 Year Bond:

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 324, 0.80%, 6/20/2022	JPY	354,000,000	$ 3,332,177
Series 325, 0.80%, 9/20/2022	JPY	298,000,000	2,811,359
Series 321, 1.00%, 3/20/2022	JPY	400,000,000	3,772,754
Series 317, 1.10%, 9/20/2021	JPY	580,000,000	5,450,105
Series 319, 1.10%, 12/20/2021	JPY	200,000,000	1,884,849
Series 313, 1.30%, 3/20/2021	JPY	229,000,000	2,143,718
Government of Japan 2 Year Bond Series 403, 0.10%, 8/1/2021	JPY	201,000,000	1,856,302
Japan Government Two Year Bond Series 406, 0.10%, 11/1/2021	JPY	140,000,000	1,293,771
			59,025,973
LATVIA — 0.1%
Republic of Latvia Series REGS, 2.63%, 1/21/2021	EUR	280,000	323,499
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0112, 3.42%, 8/15/2022	MYR	3,050,000	752,155
Series 0517, 3.44%, 2/15/2021	MYR	1,100,000	270,386
Series 0314, 4.05%, 9/30/2021	MYR	7,635,000	1,898,833
Series 0111, 4.16%, 7/15/2021	MYR	5,600,000	1,392,713
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	2,350,000	579,092
Series 0216, 3.74%, 8/26/2021	MYR	1,250,000	308,861
Series 0311, 4.17%, 4/30/2021	MYR	1,520,000	376,499
			5,578,539
MEXICO — 2.4%
Mexican Bonos:
Series M, 6.50%, 6/10/2021	MXN	44,180,000	2,330,469
Series M, 6.50%, 6/9/2022	MXN	51,500,000	2,711,304
Series M, 7.25%, 12/9/2021	MXN	41,350,000	2,207,750
			7,249,523
NETHERLANDS — 3.3%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	2,750,000	3,123,299
Security Description		Principal Amount	Value
2.25%, 7/15/2022 (a)	EUR	2,800,000	$ 3,371,689
3.25%, 7/15/2021 (a)	EUR	2,950,000	3,508,884
			10,003,872
NEW ZEALAND — 0.5%
New Zealand Government Bond Series 0521, 6.00%, 5/15/2021	NZD	2,050,000	1,473,467
NORWAY — 0.6%
Norway Government Bond Series 474, 3.75%, 5/25/2021 (a)	NOK	15,674,000	1,842,930
POLAND — 2.3%
Poland Government Bond:
Series 0521, Zero Coupon, 5/25/2021	PLN	2,920,000	756,004
Series 0721, 1.75%, 7/25/2021	PLN	5,010,000	1,328,451
Series 0421, 2.00%, 4/25/2021	PLN	4,750,000	1,263,598
Series 0422, 2.25%, 4/25/2022	PLN	5,700,000	1,527,540
Series 1021, 5.75%, 10/25/2021	PLN	2,850,000	809,428
Series 0922, 5.75%, 9/23/2022	PLN	4,180,000	1,223,902
			6,908,923
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
2.20%, 10/17/2022 (a)	EUR	1,700,000	2,043,761
3.85%, 4/15/2021 (a)	EUR	1,730,000	2,052,207
			4,095,968
RUSSIA — 1.0%
Russian Federal Bond - OFZ:
Series 5083, 7.00%, 12/15/2021	RUB	64,000,000	1,057,694
Series 6217, 7.50%, 8/18/2021	RUB	52,200,000	865,136
Series 6205, 7.60%, 4/14/2021	RUB	28,600,000	473,956
Series 6209, 7.60%, 7/20/2022	RUB	38,450,000	647,830
			3,044,616
SINGAPORE — 1.2%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	1,581,000	1,170,009
1.75%, 4/1/2022	SGD	620,000	463,162
2.25%, 6/1/2021	SGD	1,275,000	957,673
3.13%, 9/1/2022	SGD	1,270,000	983,485
			3,574,329

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
SLOVAKIA — 0.1%
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	225,000	$ 267,085
SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS73, 2.25%, 3/25/2022	EUR	200,000	238,039
Series RS71, 3.00%, 4/8/2021	EUR	230,000	269,493
Series RS69, 4.38%, 1/18/2021	EUR	325,000	382,725
			890,257
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2012, 1.75%, 12/10/2020	KRW	2,905,000,000	2,521,145
Series 2103, 2.00%, 3/10/2021	KRW	12,865,500,000	11,209,181
			13,730,326
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	1,530,000	1,726,114
5.50%, 4/30/2021 (a)	EUR	1,895,000	2,294,508
5.85%, 1/31/2022 (a)	EUR	1,870,000	2,371,693
Spain Government Bond:
0.05%, 10/31/2021	EUR	1,270,000	1,437,216
0.40%, 4/30/2022	EUR	1,700,000	1,942,438
0.45%, 10/31/2022	EUR	1,600,000	1,834,980
0.75%, 7/30/2021	EUR	1,720,000	1,966,630
			13,573,579
SWEDEN — 0.7%
Kingdom of Sweden Series 1054, 3.50%, 6/1/2022	SEK	18,865,000	2,201,810
SWITZERLAND — 0.5%
Switzerland Government Bond:
2.00%, 4/28/2021	CHF	803,000	859,456
2.00%, 5/25/2022	CHF	690,000	759,695
			1,619,151
THAILAND — 1.3%
Thailand Government Bond:
1.88%, 6/17/2022	THB	42,400,000	1,438,756
3.65%, 12/17/2021	THB	60,950,000	2,131,544
Series 06-5, 5.85%, 3/31/2021	THB	5,900,000	208,149
			3,778,449
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
Security Description		Principal Amount	Value
0.50%, 7/22/2022	GBP	1,725,000	$ 2,283,080
1.50%, 1/22/2021	GBP	1,740,000	2,326,711
1.75%, 9/7/2022	GBP	1,675,000	2,290,085
3.75%, 9/7/2021	GBP	1,660,000	2,316,341
4.00%, 3/7/2022	GBP	2,070,000	2,947,929
8.00%, 6/7/2021	GBP	1,060,000	1,552,326
			13,716,472
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $284,173,527)			284,882,639
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c) (d) (Cost $15,997)	15,997	15,997
TOTAL INVESTMENTS — 95.1% (Cost $284,189,524)		284,898,636
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.9%		14,597,661
NET ASSETS — 100.0%		$ 299,496,297
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$284,882,639	$—	$284,882,639
Short-Term Investment	15,997	—	—	15,997
TOTAL INVESTMENTS	$15,997	$284,882,639	$—	$284,898,636
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	208,685	$208,685	$27,059,471	$27,252,159	$—	$—	15,997	$15,997	$1,941
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.4%
AUSTRALIA — 3.9%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	2,411,871	$ 1,805,168
Series 50CI, 1.00%, 2/21/2050	AUD	1,895,140	1,571,289
Series 22CI, 1.25%, 2/21/2022	AUD	2,211,228	1,611,834
Series 40CI, 1.25%, 8/21/2040	AUD	1,837,020	1,541,083
Series 35CI, 2.00%, 8/21/2035	AUD	2,590,260	2,334,333
Series 30CI, 2.50%, 9/20/2030	AUD	3,620,998	3,229,840
Series 25CI, 3.00%, 9/20/2025	AUD	4,758,192	3,965,553
Series 20CI, 4.00%, 8/20/2020	AUD	837,984	605,021
			16,664,121
BRAZIL — 8.6%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 5/15/2021	BRL	9,005,264	2,449,215
Series NTNB, 6.00%, 8/15/2022	BRL	19,664,222	5,536,218
Series NTNB, 6.00%, 5/15/2023	BRL	12,181,666	3,497,355
Series NTNB, 6.00%, 8/15/2024	BRL	12,934,834	3,800,791
Series NTNB, 6.00%, 8/15/2026	BRL	6,221,819	1,883,606
Series NTNB, 6.00%, 8/15/2028	BRL	3,881,592	1,209,665
Series NTNB, 6.00%, 8/15/2030	BRL	5,534,144	1,759,928
Series NTNB, 6.00%, 5/15/2035	BRL	3,765,836	1,259,690
Series NTNB, 6.00%, 8/15/2040	BRL	4,748,166	1,646,173
Series NTNB, 6.00%, 5/15/2045	BRL	13,229,551	4,705,215
Series NTNB, 6.00%, 8/15/2050	BRL	19,156,653	7,054,168
Series NTNB, 6.00%, 5/15/2055	BRL	6,025,340	2,274,358
			37,076,382
CANADA — 4.6%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	1,760,325	1,421,970
Series CPI, 1.25%, 12/1/2047	CAD	2,714,232	2,588,584
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	2,735,288	$ 2,654,374
Series CPI, 2.00%, 12/1/2041	CAD	2,523,746	2,590,170
Series CPI, 3.00%, 12/1/2036	CAD	2,426,946	2,670,904
Series CPI, 4.00%, 12/1/2031	CAD	2,937,029	3,231,649
Series CPI, 4.25%, 12/1/2021	CAD	2,490,813	2,059,245
Series CPI, 4.25%, 12/1/2026	CAD	2,418,352	2,369,192
			19,586,088
CHILE — 5.0%
Bonos de la Tesoreria de la Republica:
1.30%, 3/1/2023	CLP	707,748,500	991,971
1.50%, 3/1/2021	CLP	1,755,216,280	2,386,205
1.50%, 3/1/2026	CLP	2,547,894,600	3,699,796
1.90%, 9/1/2030	CLP	990,847,900	1,534,566
2.00%, 3/1/2035	CLP	1,979,976,730	3,175,510
2.10%, 7/15/2050	CLP	533,714,500	932,426
Series 30YR, 3.00%, 1/1/2044	CLP	2,816,839,030	5,574,717
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 2/1/2021	CLP	566,198,800	768,779
Series 10YR, 3.00%, 3/1/2022	CLP	311,409,340	444,556
Series 10YR, 3.00%, 3/1/2023	CLP	396,339,160	581,792
Series 20YR, 3.00%, 5/1/2028	CLP	113,239,760	185,877
Series 20YR, 3.00%, 2/1/2031	CLP	396,339,160	677,658
Series 30YR, 3.00%, 2/1/2041	CLP	226,479,520	428,908
			21,382,761
COLOMBIA — 4.3%
Colombian TES:
Series UVR, 3.00%, 3/25/2033	COP	5,143,550,800	1,613,752
Series UVR, 3.30%, 3/17/2027	COP	7,363,399,040	2,422,158
Series UVR, 3.50%, 3/10/2021	COP	11,938,452,120	3,745,094
Series UVR, 3.50%, 5/7/2025	COP	5,603,763,240	1,857,063
Series UVR, 3.75%, 6/16/2049	COP	1,894,992,400	668,726
Series UVR, 4.75%, 2/23/2023	COP	14,429,013,560	4,850,570

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series UVR, 4.75%, 4/4/2035	COP	9,271,927,100	$ 3,529,661
			18,687,024
FRANCE — 8.2%
French Republic Government Bond OAT:
Series OATE, 0.10%, 3/1/2021	EUR	971,139	1,106,947
Series OATI, 0.10%, 7/25/2021	EUR	1,300,148	1,490,821
Series OATI, 0.10%, 3/1/2025	EUR	1,602,104	1,916,172
Series OATI, 0.10%, 3/1/2028	EUR	893,970	1,095,621
Series OATE, 0.10%, 3/1/2029	EUR	606,084	750,441
Series OATE, 0.10%, 7/25/2036 (a)	EUR	825,824	1,058,949
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,518,846	2,033,020
Series OATE, 0.25%, 7/25/2024	EUR	2,798,644	3,380,730
Series OATE, 0.70%, 7/25/2030 (a)	EUR	2,131,211	2,833,552
Series OATE, 1.10%, 7/25/2022	EUR	3,130,847	3,751,815
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,742,886	3,021,711
Series OATE, 1.85%, 7/25/2027	EUR	3,107,801	4,312,299
Series OATI, 2.10%, 7/25/2023	EUR	2,855,850	3,598,419
Series OATE, 2.25%, 7/25/2020	EUR	19	21
Series OATE, 3.15%, 7/25/2032	EUR	1,550,632	2,684,921
Series OATI, 3.40%, 7/25/2029	EUR	1,536,679	2,492,722
			35,528,161
GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	4,792,462	5,603,710
Series I/L, 0.10%, 4/15/2026	EUR	4,008,686	4,895,494
Series I/L, 0.10%, 4/15/2046	EUR	2,429,682	3,663,433
Series I/L, 0.50%, 4/15/2030	EUR	3,950,485	5,259,060
Series I/L, 1.75%, 4/15/2020	EUR	1	1
			19,421,698
Security Description		Principal Amount	Value
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
Series 1020, 0.10%, 10/30/2020	ILS	334,951	$ 97,651
Series 0529, 0.50%, 5/31/2029	ILS	4,027,972	1,282,048
0.75%, 10/31/2025	ILS	3,538,237	1,119,952
Series 0527, 0.75%, 5/31/2027	ILS	2,746,070	881,391
1.00%, 5/31/2045	ILS	5,176,506	1,650,854
1.75%, 9/29/2023	ILS	6,031,047	1,923,264
Series 0922, 2.75%, 9/30/2022	ILS	5,005,824	1,599,586
Series 0841, 2.75%, 8/30/2041	ILS	6,787,567	2,977,885
Series 0536, 4.00%, 5/30/2036	ILS	7,359,840	3,561,506
Israel Government Bond - Galil:
Series 5903, 4.00%, 7/30/2021	ILS	7,255,914	2,267,552
Series 5904, 4.00%, 7/31/2024	ILS	5,594,021	1,990,677
			19,352,366
ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,280,192	1,453,456
Series CPI, 0.10%, 5/15/2023	EUR	1,136,707	1,291,673
Series CPI, 0.40%, 5/15/2030 (a)	EUR	355,512	391,062
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,096,780	2,515,334
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,991,447	2,396,258
Series CPI, 2.10%, 9/15/2021 (a)	EUR	2,478,813	2,921,004
Series CPI, 2.35%, 9/15/2024 (a)	EUR	2,003,987	2,518,455
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,164,271	3,025,743
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,638,611	2,346,105
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,875,752	3,587,227
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,975,629	2,664,310
			25,110,627
JAPAN — 4.5%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	116,661,000	1,088,385

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
Series 18, 0.10%, 3/10/2024	JPY	147,658,500	$ 1,380,537
Series 19, 0.10%, 9/10/2024	JPY	251,199,000	2,351,851
Series 20, 0.10%, 3/10/2025	JPY	442,246,000	4,149,930
Series 21, 0.10%, 3/10/2026	JPY	314,497,110	2,958,861
Series 22, 0.10%, 3/10/2027	JPY	269,478,983	2,547,594
Series 23, 0.10%, 3/10/2028	JPY	377,337,990	3,573,167
Series 24, 0.10%, 3/10/2029	JPY	150,696,000	1,428,027
			19,478,352
MEXICO — 4.6%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	54,903,574	2,795,332
Series S, 2.50%, 12/10/2020	MXN	32,155,065	1,684,906
Series S, 4.00%, 11/30/2028	MXN	43,833,273	2,431,930
Series S, 4.00%, 11/15/2040	MXN	63,350,285	3,633,315
Series S, 4.00%, 11/8/2046	MXN	60,470,720	3,521,641
Series S, 4.00%, 11/3/2050	MXN	3,161,889	185,238
Series S, 4.50%, 12/4/2025	MXN	57,847,123	3,255,080
Series S, 4.50%, 11/22/2035	MXN	38,010,167	2,279,744
			19,787,186
NEW ZEALAND — 1.8%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	2,759,825	2,043,449
Series 0935, 2.50%, 9/20/2035	NZD	2,021,396	1,712,269
Series 0940, 2.50%, 9/20/2040	NZD	2,164,185	1,893,465
Series 0930, 3.00%, 9/20/2030	NZD	2,361,812	1,998,703
			7,647,886
SOUTH AFRICA — 4.7%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	13,200,660	810,757
Series 2033, 1.88%, 2/28/2033	ZAR	10,397,319	597,065
Series 2025, 2.00%, 1/31/2025	ZAR	35,158,808	2,328,712
Security Description		Principal Amount	Value
Series 2038, 2.25%, 1/31/2038	ZAR	31,989,111	$ 1,821,496
Series 2046, 2.50%, 3/31/2046	ZAR	30,563,184	1,685,630
Series 2050, 2.50%, 12/31/2050	ZAR	42,466,794	2,267,020
Series R210, 2.60%, 3/31/2028	ZAR	31,104,315	2,060,690
Series R212, 2.75%, 1/31/2022	ZAR	25,922,520	1,841,148
Series R202, 3.45%, 12/7/2033	ZAR	47,689,604	3,285,704
Series R197, 5.50%, 12/7/2023	ZAR	47,424,397	3,669,732
			20,367,954
SOUTH KOREA — 0.8%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,508,529,600	1,325,897
Series 2106, 1.50%, 6/10/2021	KRW	1,668,077,760	1,463,356
Series 2806, 1.75%, 6/10/2028	KRW	809,752,000	741,113
			3,530,366
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,123,441	1,322,231
0.30%, 11/30/2021	EUR	1,915,831	2,214,167
0.65%, 11/30/2027 (a)	EUR	3,033,545	3,803,107
0.70%, 11/30/2033 (a)	EUR	1,561,480	2,040,486
1.00%, 11/30/2030 (a)	EUR	3,773,016	4,997,767
1.80%, 11/30/2024 (a)	EUR	4,182,741	5,364,408
			19,742,166
SWEDEN — 2.8%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	11,192,263	1,349,859
Series 3113, 0.13%, 12/1/2027	SEK	5,281,950	651,903
Series 3111, 0.13%, 6/1/2032 (a)	SEK	9,245,713	1,212,009
Series 3108, 0.25%, 6/1/2022 (a)	SEK	18,244,057	2,054,272
Series 3109, 1.00%, 6/1/2025 (a)	SEK	15,577,268	1,931,772
Series 3104, 3.50%, 12/1/2028 (a)	SEK	18,887,328	3,034,060
Series 3102, 4.00%, 12/1/2020 (a)	SEK	17,343,403	1,938,692
			12,172,567

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description		Principal Amount	Value
TURKEY — 4.4%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	7,466,835	$ 1,161,278
Series CPI, 2.00%, 10/26/2022	TRY	10,626,217	1,700,118
Series CPI, 2.00%, 9/18/2024	TRY	10,338,174	1,606,437
Series CPI, 2.00%, 4/16/2025	TRY	9,841,677	1,530,231
Series CPI, 2.40%, 5/8/2024	TRY	6,449,275	1,051,645
Series CPI, 2.70%, 1/14/2026	TRY	8,862,056	1,421,458
Series CPI, 2.80%, 11/8/2023	TRY	4,581,513	759,341
Series CPI, 2.90%, 7/7/2027	TRY	7,020,500	1,133,905
Series CPI, 2.90%, 1/12/2028	TRY	1,343,780	216,387
Series CPI, 3.00%, 1/6/2021	TRY	8,115,358	1,370,666
Series CPI, 3.00%, 7/21/2021	TRY	11,874,252	1,995,616
Series CPI, 3.00%, 2/23/2022	TRY	14,072,500	2,379,443
Series CPI, 3.00%, 8/2/2023	TRY	9,957,388	1,677,173
Series CPI, 3.30%, 6/28/2028	TRY	6,316,700	1,045,169
			19,048,867
UNITED KINGDOM — 21.8%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,626,884	2,383,704
Series 3MO, 0.13%, 3/22/2026	GBP	1,641,926	2,530,428
Series 3MO, 0.13%, 8/10/2028	GBP	644,837	1,058,550
Series 3MO, 0.13%, 3/22/2029	GBP	1,834,845	3,050,352
Series 3MO, 0.13%, 11/22/2036	GBP	837,692	1,603,136
Series 3MO, 0.13%, 8/10/2041	GBP	1,037,010	2,122,847
Series 3MO, 0.13%, 3/22/2044	GBP	2,126,432	4,516,265
Series 3MO, 0.13%, 3/22/2046	GBP	1,239,227	2,704,648
Series 3MO, 0.13%, 8/10/2048	GBP	914,184	2,066,390
Series 3MO, 0.13%, 11/22/2056	GBP	729,106	1,872,973
Series 3MO, 0.13%, 3/22/2058	GBP	1,299,518	3,387,686
Security Description		Principal Amount	Value
Series 3MO, 0.13%, 11/22/2065	GBP	836,356	$ 2,469,036
Series 3MO, 0.13%, 3/22/2068	GBP	1,511,992	4,715,747
Series 3MO, 0.25%, 3/22/2052	GBP	1,559,779	3,839,776
Series 3MO, 0.38%, 3/22/2062	GBP	1,422,359	4,217,940
Series 3MO, 0.50%, 3/22/2050	GBP	1,701,150	4,279,666
Series 3MO, 0.63%, 3/22/2040	GBP	2,011,935	4,367,098
Series 3MO, 0.63%, 11/22/2042	GBP	1,913,684	4,382,034
Series 3MO, 0.75%, 3/22/2034	GBP	1,832,086	3,607,805
Series 3MO, 0.75%, 11/22/2047	GBP	1,768,252	4,509,380
Series 3MO, 1.13%, 11/22/2037	GBP	2,039,126	4,577,195
Series 3MO, 1.25%, 11/22/2027	GBP	2,469,204	4,309,047
Series 3MO, 1.25%, 11/22/2032	GBP	1,805,489	3,656,398
Series 3MO, 1.25%, 11/22/2055	GBP	1,586,583	5,216,905
Series 3MO, 1.88%, 11/22/2022	GBP	2,400,655	3,580,891
Series 8MO, 2.00%, 1/26/2035	GBP	1,457,661	3,321,968
Series 8MO, 2.50%, 7/17/2024	GBP	1,258,448	2,038,164
Series 8MO, 4.13%, 7/22/2030	GBP	1,562,665	3,640,224
			94,026,253
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $406,967,774)			428,610,825
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c) (d) (Cost $69,368)	69,368	69,368
TOTAL INVESTMENTS — 99.4% (Cost $407,037,142)		428,680,193
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		2,536,299
NET ASSETS — 100.0%		$ 431,216,492

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.7% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$428,610,825	$—	$428,610,825
Short-Term Investment	69,368	—	—	69,368
TOTAL INVESTMENTS	$69,368	$428,610,825	$—	$428,680,193
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	342,457	$342,457	$20,676,550	$20,949,639	$—	$—	69,368	$69,368	$3,047
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 988,421,103	$187,283,392
Investments in affiliated issuers, at value	5,199,472	45,509
Total Investments	993,620,575	187,328,901
Foreign currency, at value	11,241,310	1,125,861
Cash	223	—
Receivable for investments sold	3,922,718	277,536
Receivable for fund shares sold	5,559,638	—
Unrealized appreciation on forward foreign currency exchange contracts	568,712	—
Dividends receivable — unaffiliated issuers	—	—
Dividends receivable — affiliated issuers	5,575	357
Interest receivable — unaffiliated issuers	14,146,302	1,840,925
Securities lending income receivable — affiliated issuers	—	—
Receivable for foreign taxes recoverable	134,012	6,866
Other Receivable	42,836	—
TOTAL ASSETS	1,029,241,901	190,580,446
LIABILITIES
Payable upon return of securities loaned	—	—
Payable for investments purchased	12,620,549	221,521
Unrealized depreciation on forward foreign currency exchange contracts	462,128	—
Deferred foreign taxes payable	274,104	—
Advisory fee payable	248,660	79,157
Trustees’ fees and expenses payable	1,718	768
Accrued expenses and other liabilities	5,704	6,054
TOTAL LIABILITIES	13,612,863	307,500
NET ASSETS	$1,015,629,038	$190,272,946
NET ASSETS CONSIST OF:
Paid-in Capital	$1,013,253,336	$193,907,757
Total distributable earnings (loss)**	2,375,702	(3,634,811)
NET ASSETS	$1,015,629,038	$190,272,946
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.83	$ 33.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	36,500,000	5,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 966,292,547	$190,750,010
Investments in affiliated issuers	5,199,472	45,509
Total cost of investments	$ 971,492,019	$190,795,519
Foreign currency, at cost	$ 11,138,830	$ 1,112,698
* Includes investments in securities on loan, at value	$ —	$ —
** Includes deferred foreign taxes	$ 274,104	$ —
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$1,012,115,653	$284,882,639	$428,610,825
1,176,877	15,997	69,368
1,013,292,530	284,898,636	428,680,193
2,030,724	540,834	598,831
—	2	91,713
6,583,769	11,936,991	—
—	—	—
—	—	—
—	—	9
2,983	40	261
7,188,424	2,037,661	2,168,329
215	—	—
803,905	182,817	—
—	6,390	1,527
1,029,902,550	299,603,371	431,540,863

660,550	—	—
—	—	—
—	—	—
81,495	10,664	44,427
294,886	89,596	180,818
4,591	837	1,594
6,055	5,977	97,532
1,047,577	107,074	324,371
$1,028,854,973	$299,496,297	$431,216,492

$1,037,316,403	$299,348,363	$413,052,734
(8,461,430)	147,934	18,163,758
$1,028,854,973	$299,496,297	$431,216,492

$ 28.74	$ 30.88	$ 55.28
35,800,038	9,700,000	7,800,483

$1,017,335,529	$284,173,527	$406,967,774
1,176,877	15,997	69,368
$1,018,512,406	$284,189,524	$407,037,142
$ 2,010,166	$ 534,336	$ 591,699
$ 645,179	$ —	$ —
$ 81,495	$ 10,721	$ 42,500

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Period from July 1, 2019 through December 31, 2019 and the Year Ended June 30, 2019

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF		SPDR Bloomberg Barclays International Corporate Bond ETF
	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 22,720,146	$ 39,561,415	$ 1,164,769	$ 2,549,254
Dividend income — affiliated issuers	47,229	79,419	4,539	1,648
Affiliated securities lending income	—	—	—	335
Foreign taxes withheld	(666,038)	(988,020)	—	—
Other income	—	—	—	15,791
TOTAL INVESTMENT INCOME (LOSS)	22,101,337	38,652,814	1,169,308	2,567,028
EXPENSES
Advisory fee	1,324,169	2,469,197	446,142	925,302
Trustees’ fees and expenses	6,479	10,920	1,525	3,576
Miscellaneous expenses	—	6,200	—	9,964
TOTAL EXPENSES	1,330,648	2,486,317	447,667	938,842
Expenses waived/reimbursed by the Adviser	—	(34,330)	—	—
NET EXPENSES	1,330,648	2,451,987	447,667	938,842
NET INVESTMENT INCOME (LOSS)	$ 20,770,689	$ 36,200,827	$ 721,641	$ 1,628,186
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments—unaffiliated issuers*	(20,061,895)	(18,497,378)	(879,261)	(3,402,878)
In-kind redemptions — unaffiliated issuers	652,829	(1,558)	(428,817)	(2,223,260)
Forward foreign currency exchange contracts	(30,695)	(42,886)	—	—
Foreign currency transactions	(1,674,788)	(4,917,303)	(167,277)	(429,255)
Net realized gain (loss)	(21,114,549)	(23,459,125)	(1,475,355)	(6,055,393)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	27,286,326	39,605,063	787,325	5,860,105
Forward foreign currency exchange contracts	(93,223)	250,514	—	—
Foreign currency translations	146,798	881,645	27,638	94,768
Net change in unrealized appreciation/depreciation	27,339,901	40,737,222	814,963	5,954,873
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,225,352	17,278,097	(660,392)	(100,520)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 26,996,041	$ 53,478,924	$ 61,249	$ 1,527,666
* Includes foreign capital gain taxes	$ (22,950)	$ 5,315	$ —	$ —
** Includes foreign deferred taxes	$ (62,378)	$ (211,726)	$ —	$ —
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF		SPDR Bloomberg Barclays Short Term International Treasury Bond ETF		SPDR FTSE International Government Inflation-Protected Bond ETF
Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19

9,202,545	$ 20,016,220	$ 1,212,348	$ 2,419,635	$6,604,702	$ 19,135,697
7,924	20,721	1,941	10,731	3,047	5,809
252	—	—	—	—	—
(172,956)	—	(33,723)	—	(29,473)	(41,000)
—	194,083	—	27,004	—	—
9,037,765	20,231,024	1,180,566	2,457,370	6,578,276	19,100,506

1,894,551	4,248,960	527,556	997,470	1,135,409	2,327,301
9,855	18,858	2,477	4,487	3,994	7,589
—	9,867	—	15,630	—	6,201
1,904,406	4,277,685	530,033	1,017,587	1,139,403	2,341,091
—	—	—	—	—	—
1,904,406	4,277,685	530,033	1,017,587	1,139,403	2,341,091
$ 7,133,359	$ 15,953,339	$ 650,533	$ 1,439,783	$5,438,873	$ 16,759,415

(4,219,892)	(16,085,553)	(3,217,233)	(3,298,899)	(443,822)	(27,529,409)
3,398,901	1,463,557	131,711	1,249,937	2,325,161	1,242,944
—	—	—	—	—	—
(1,383,525)	(3,148,794)	(165,197)	(109,510)	(528,585)	(1,449,011)
(2,204,516)	(17,770,790)	(3,250,719)	(2,158,472)	1,352,754	(27,735,476)

(3,154,974)	51,337,097	1,684,484	1,939,338	(60,336)	28,735,658
—	—	—	—	—	—
69,158	372,854	37,392	38,851	13,387	194,494
(3,085,816)	51,709,951	1,721,876	1,978,189	(46,949)	28,930,152
(5,290,332)	33,939,161	(1,528,843)	(180,283)	1,305,805	1,194,676
$ 1,843,027	$ 49,892,500	$ (878,310)	$ 1,259,500	$6,744,678	$ 17,954,091
$ (7,791)	$ —	$ (3,592)	$ —	$ (8,847)	$ (2,810)
$ (44,375)	$ (35,285)	$ (5,839)	$ (4,882)	$ (27,308)	$ (1,898)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,770,689	$ 36,200,827	$ 20,936,393
Net realized gain (loss)	(21,114,549)	(23,459,125)	(23,592,695)
Net change in unrealized appreciation/depreciation	27,339,901	40,737,222	(44,635,550)
Net increase (decrease) in net assets resulting from operations	26,996,041	53,478,924	(47,291,852)
Distributions to shareholders:	(1,987,352)	(18,596,461)	(7,011,920)
Return of capital	(21,574,785)	(12,351,842)	(10,442,593)
Total Distributions to shareholders	(23,562,137)	(30,948,303)	(17,454,513)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	222,765,636	283,813,595	717,051,774
Cost of shares redeemed	(21,644,038)	(16,273,520)	(263,705,608)
Other Capital	335,816	591,371	896,040
Net increase (decrease) in net assets from beneficial interest transactions	201,457,414	268,131,446	454,242,206
Contribution from Affiliate (Note 5)	—	142,298	—
Net increase (decrease) in net assets during the period	204,891,318	290,804,365	389,495,841
Net assets at beginning of period	810,737,720	519,933,355	130,437,514
NET ASSETS AT END OF PERIOD	$1,015,629,038	$810,737,720	$ 519,933,355
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,100,000	10,600,000	24,200,000
Shares redeemed	(800,000)	(600,000)	(9,500,000)
Net increase (decrease) from share transactions	7,300,000	10,000,000	14,700,000
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF			SPDR Bloomberg Barclays International Treasury Bond ETF
Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18

$ 721,641	$ 1,628,186	$ 1,694,152	$ 7,133,359	$ 15,953,339	$ 17,572,472
(1,475,355)	(6,055,393)	162,213	(2,204,516)	(17,770,790)	7,036,684
814,963	5,954,873	(7,029,716)	(3,085,816)	51,709,951	(12,657,572)
61,249	1,527,666	(5,173,351)	1,843,027	49,892,500	11,951,584
(499,181)	—	(1,438,548)	(7,025,941)	(13,509,746)	(13,583,640)
(159,224)	(1,352,194)	—	—	—	—
(658,405)	(1,352,194)	(1,438,548)	(7,025,941)	(13,509,746)	(13,583,640)

46,924,212	9,941,724	216,648,412	89,142,321	296,314,744	856,112,695
(23,493,520)	(73,064,672)	(129,338,137)	(178,026,850)	(729,733,193)	(903,851,573)
81,587	19,650	301,330	56,593	270,459	584,123
23,512,279	(63,103,298)	87,611,605	(88,827,936)	(433,147,990)	(47,154,755)
—	—	—	—	—	—
22,915,123	(62,927,826)	80,999,706	(94,010,850)	(396,765,236)	(48,786,811)
167,357,823	230,285,649	149,285,943	1,122,865,823	1,519,631,059	1,568,417,870
$190,272,946	$167,357,823	$ 230,285,649	$1,028,854,973	$1,122,865,823	$1,519,631,059

1,400,000	300,000	6,100,000	3,100,000	10,700,000	29,500,000
(700,000)	(2,200,000)	(3,800,000)	(6,200,000)	(26,300,000)	(31,900,000)
700,000	(1,900,000)	2,300,000	(3,100,000)	(15,600,000)	(2,400,000)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 650,533	$ 1,439,783	$ 19,851
Net realized gain (loss)	(3,250,719)	(2,158,472)	4,811,075
Net change in unrealized appreciation/depreciation	1,721,876	1,978,189	(6,299,227)
Net increase (decrease) in net assets resulting from operations	(878,310)	1,259,500	(1,468,301)
Distributions to shareholders:	—	(3,097,036)	(1,031,535)
Return of capital	(667,017)	(606,203)	—
Total Distributions to shareholders	(667,017)	(3,703,239)	(1,031,535)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	33,490,820	64,766,646	154,622,149
Cost of shares redeemed	(30,583,886)	(96,823,406)	(16,395,326)
Other Capital	16,994	35,702	75,224
Net increase (decrease) in net assets from beneficial interest transactions	2,923,928	(32,021,058)	138,302,047
Contribution from Affiliate (Note 5)	—	—	—
Net increase (decrease) in net assets during the period	1,378,601	(34,464,797)	135,802,211
Net assets at beginning of period	298,117,696	332,582,493	196,780,282
NET ASSETS AT END OF PERIOD	$299,496,297	$298,117,696	$332,582,493
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,100,000	2,100,000	4,800,000
Shares redeemed	(1,000,000)	(3,100,000)	(500,000)
Net increase (decrease) from share transactions	100,000	(1,000,000)	4,300,000
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18

$ 5,438,873	$ 16,759,415	$ 16,642,050
1,352,754	(27,735,476)	(2,203,778)
(46,949)	28,930,152	(19,208,816)
6,744,678	17,954,091	(4,770,544)
(7,249,343)	—	(15,553,008)
(138,032)	(16,623,886)	(2,126,392)
(7,387,375)	(16,623,886)	(17,679,400)

11,029,696	21,554,235	198,651,006
(54,943,938)	(115,583,422)	(105,355,278)
59,664	254,750	1,061,317
(43,854,578)	(93,774,437)	94,357,045
—	—	14,645
(44,497,275)	(92,444,232)	71,921,746
475,713,767	568,157,999	496,236,253
$431,216,492	$ 475,713,767	$ 568,157,999

200,000	400,000	3,400,000
(1,000,000)	(2,200,000)	(1,900,000)
(800,000)	(1,800,000)	1,500,000
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 27.76	$ 27.08	$ 28.99	$ 27.74	$ 27.08	$ 31.25
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	1.51	1.41	1.38	1.47	1.43
Net realized and unrealized gain (loss) (c)	0.15	0.45	(2.28)	(0.18)	(0.90)	(5.64)
Total from investment operations	0.80	1.96	(0.87)	1.20	0.57	(4.21)
Contribution from Affiliate	—	0.01	—	—	—	—
Other capital (b)	0.01	0.02	0.06	0.05	0.09	0.04
Distributions to shareholders from:
Net investment income	(0.07)	(0.79)	(0.67)	—	—	—
Return of Capital	(0.67)	(0.52)	(0.43)	—	—	—
Total distributions	(0.74)	(1.31)	(1.10)	—	—	—
Net asset value, end of period	$ 27.83	$ 27.76	$ 27.08	$ 28.99	$ 27.74	$ 27.08
Total return (d)	2.94%	7.70%(e)	(3.03)%	4.49%	2.44%	(13.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,015,629	$810,738	$519,933	$130,438	$205,272	$97,487
Ratios to average net assets:
Total expenses	0.30%(f)	0.39%	0.41%	0.47%	0.50%	0.500%
Net expenses	0.30%(f)	0.38%	0.41%	0.46%	0.50%	0.50%
Net investment income (loss)	4.69%(f)	5.68%	4.81%	4.95%	5.67%	4.94%
Portfolio turnover rate (g)	18%(h)	43%	83%	42%	44%	35%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 34.15	$ 33.87	$ 33.17	$ 32.44	$ 31.34	$ 37.68
Income (loss) from investment operations:
Net investment income (loss) (b)	0.14	0.29	0.25	0.42	0.57	0.49
Net realized and unrealized gain (loss) (c)	(0.20)	0.23	0.63	0.30	0.53	(6.50)
Total from investment operations	(0.06)	0.52	0.88	0.72	1.10	(6.01)
Other capital (b)	0.02	0.00(d)	0.04	0.01	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.10)	—	(0.22)	—	(0.00)(d)	(0.33)
Net realized gains	—	—	—	(0.00)(d)	—	(0.01)
Return of Capital	(0.03)	(0.24)	—	—	—	—
Total distributions	(0.13)	(0.24)	(0.22)	(0.00)(d)	(0.00)(d)	(0.34)
Net asset value, end of period	$ 33.98	$ 34.15	$ 33.87	$ 33.17	$ 32.44	$ 31.34
Total return (e)	(0.15)%	1.59%	2.71%	2.26%	3.54%	(16.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$190,273	$167,358	$230,286	$149,286	$139,508	$191,155
Ratios to average net assets:
Total expenses	0.50%(f)	0.51%	0.50%	0.50%	0.50%	0.54%
Net investment income (loss)	0.81%(f)	0.88%	0.72%	1.30%	1.80%	1.43%
Portfolio turnover rate (g)	5%(h)	16%	23%	14%	19%	28%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 28.87	$ 27.88	$ 27.56	$ 28.60	$ 26.08	$ 30.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.19	0.39	0.31	0.46	0.50	0.46
Net realized and unrealized gain (loss) (c)	(0.13)	0.92	0.24	(1.51)	2.01	(4.37)
Total from investment operations	0.06	1.31	0.55	(1.05)	2.51	(3.91)
Net equalization credits and charges (b)	—	—	—	—	—	(0.02)
Other capital (b)	0.00(d)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.19)	(0.33)	(0.24)	—	—	(0.18)
Net realized gains	—	—	—	—	—	(0.16)
Total distributions	(0.19)	(0.33)	(0.24)	—	—	(0.34)
Net asset value, end of period	$ 28.74	$ 28.87	$ 27.88	$ 27.56	$ 28.60	$ 26.08
Total return (e)	0.20%	4.78%	2.02%	(3.61)%	9.67%	(13.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,028,855	$1,122,866	$1,519,631	$1,568,418	$1,675,762	$1,449,792
Ratios to average net assets:
Total expenses	0.35%(f)	0.38%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.31%(f)	1.42%	1.09%	1.46%	1.86%	1.62%
Portfolio turnover rate (g)	7%(h)	18%	29%	25%	24%	19%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 31.05	$ 31.38	$ 31.23	$ 31.48	$ 30.71	$ 36.48
Income (loss) from investment operations:
Net investment income (loss) (b)	0.07	0.16	0.00(c)	0.03	0.17	0.19
Net realized and unrealized gain (loss) (d)	(0.17)	(0.10)	0.28	(0.42)	0.59	(5.91)
Total from investment operations	(0.10)	0.06	0.28	(0.39)	0.76	(5.72)
Net equalization credits and charges (b)	—	—	—	—	—	(0.01)
Voluntary contribution from Adviser	—	—	—	0.18	—	—
Other capital (b)	0.00(c)	0.00(c)	0.01	0.00(c)	0.03	0.02
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.14)	—	—	(0.01)
Net realized gains	—	—	—	(0.04)	(0.02)	(0.05)
Return of Capital	(0.07)	(0.06)	—	—	—	—
Total distributions	(0.07)	(0.39)	(0.14)	(0.04)	(0.02)	(0.06)
Net asset value, end of period	$ 30.88	$ 31.05	$ 31.38	$ 31.23	$ 31.48	$ 30.71
Total return (e)	(0.36)%	0.21%	0.90%	(0.66)%(f)	2.56%	(15.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$299,496	$298,118	$332,582	$196,749	$182,560	$199,591
Ratios to average net assets:
Total expenses	0.35%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.43%(g)	0.51%	0.01%	0.11%	0.55%	0.59%
Portfolio turnover rate (h)	31%(i)	66%	63%	74%	85%	83%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 55.31	$ 54.63	$ 55.75	$ 55.13	$ 54.61	$ 62.28
Income (loss) from investment operations:
Net investment income (loss) (b)	0.66	1.92	1.73	1.86	1.39	1.36
Net realized and unrealized gain (loss) (c)	0.19	0.57	(1.11)	(0.65)	(0.37)	(8.43)
Total from investment operations	0.85	2.49	0.62	1.21	1.02	(7.07)
Contribution from Affiliate	—	—	0.00(d)	—	—	—
Other capital (b)	0.01	0.03	0.11	0.07	0.08	0.10
Distributions to shareholders from:
Net investment income	(0.87)	—	(1.18)	—	(0.05)	(0.43)
Net realized gains	—	—	(0.47)	(0.66)	(0.53)	(0.27)
Return of Capital	(0.02)	(1.84)	(0.20)	—	—	—
Total distributions	(0.89)	(1.84)	(1.85)	(0.66)	(0.58)	(0.70)
Net asset value, end of period	$ 55.28	$ 55.31	$ 54.63	$ 55.75	$ 55.13	$ 54.61
Total return (e)	1.58%	4.78%	1.21%	2.39%	2.12%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$431,216	$475,714	$568,158	$496,236	$617,443	$769,996
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.39%(f)	3.60%	3.02%	3.39%	2.63%	2.35%
Portfolio turnover rate (g)	8%(h)	37%	32%	42%	52%	36%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for each Fund from June 30 to December 31.
Each Fund, except for SPDR Bloomberg Barclays International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg Barclays International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the six-month period ended December 31, 2019, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

For the six-month period ended December 31, 2019, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$568,712	$—	$—	$—	$568,712
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(462,128)	$—	$—	$—	$(462,128)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(30,695)(a)	$—	$—	$—	$(30,695)
(a)	The Net Realized Gain/Loss on Forward Foreign Currency Contracts during the year ended June 30, 2019 was $(42,886). The underlying risk exposure was Foreign Exchange Contracts Risk.
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(93,223)(a)	$—	$—	$—	$(93,223)
(a)	The Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts during the year ended June 30, 2019 was $250,514. The underlying risk exposure was Foreign Exchange Contracts Risk.
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2019:

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$ 37,630	$ (23,373)	$—	$ 14,257
HSBC Bank PLC	1,539	(1,539)	—	—
Societe Generale	34,909	(34,909)	—	—
Standard Chartered Bank	469,858	(300,086)	—	169,772
Westpac Banking Corp.	24,776	(24,776)	—	—
	$568,712	$(384,683)	$—	$184,029
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$ (23,373)	$ 23,373	$—	$ —
Citibank N.A.	(4,998)	—	—	(4,998)
HSBC Bank PLC	(3,972)	1,539	—	(2,433)
Societe Generale	(95,252)	34,909	—	(60,343)
Standard Chartered Bank	(300,086)	300,086	—	—
Westpac Banking Corp.	(34,447)	24,776	—	(9,671)
	$(462,128)	$384,683	$—	$(77,445)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
During the year ended June 30,2019, State Street authorized reimbursements of $142,298 to the SPDR Bloomberg Barclays Emerging Markets Local Bond ETF in connection with trading matters.
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended December 31, 2019 are disclosed in the Schedules of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the six-month period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$311,723,047	$159,819,533
SPDR Bloomberg Barclays International Corporate Bond ETF	34,567,632	8,071,534
SPDR Bloomberg Barclays International Treasury Bond ETF	70,549,093	93,004,684

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

	Purchases	Sales
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	$ 89,366,228	$ 96,727,609
SPDR FTSE International Government Inflation-Protected Bond ETF	35,279,839	51,554,553
For the six-month period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$45,379,405	$ 11,645,152	$ 652,829
SPDR Bloomberg Barclays International Corporate Bond ETF	19,591,798	23,328,840	(428,817)
SPDR Bloomberg Barclays International Treasury Bond ETF	79,503,084	149,456,482	3,398,901
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	28,840,500	26,798,237	131,711
SPDR FTSE International Government Inflation-Protected Bond ETF	8,593,758	35,783,592	2,325,161
For the year period ended June 30, 2019,the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$ 45,549,814	$ 9,475,512	$ (1,558)
SPDR Bloomberg Barclays International Corporate Bond ETF	3,807,115	54,537,278	(2,223,260)
SPDR Bloomberg Barclays International Treasury Bond ETF	257,241,449	608,722,182	1,463,557
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	57,203,415	77,117,094	1,249,937
SPDR FTSE International Government Inflation-Protected Bond ETF	13,613,747	30,449,861	1,242,944
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, net operating losses, wash sale loss deferrals, TIPS adjustments, forward contracts, and distributions in excess of current earnings.
The tax character of distributions paid during the fiscal period ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$1,987,352	$ —	$21,574,785	$23,562,137
SPDR Bloomberg Barclays International Corporate Bond ETF	499,181	—	159,224	658,405
SPDR Bloomberg Barclays International Treasury Bond ETF	7,025,941	—	—	7,025,941
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	667,017	667,017
SPDR FTSE International Government Inflation-Protected Bond ETF	6,804,640	444,703	138,032	7,387,375
The tax character of distributions paid during the year ended June 30, 2019 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$ 18,596,461	$ —	$ 12,351,842	$ 30,948,303
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	1,352,194	1,352,194
SPDR Bloomberg Barclays International Treasury Bond ETF	13,509,746	—	—	13,509,746
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	3,097,036	—	606,203	3,703,239
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	16,623,886	16,623,886
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$—	$(17,336,130)	$—	$19,761,683	$ 2,425,553
SPDR Bloomberg Barclays International Corporate Bond ETF	—	(182,590)	—	(3,443,478)	(3,626,068)
SPDR Bloomberg Barclays International Treasury Bond ETF	—	(2,028,504)	—	(6,086,615)	(8,115,119)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	(64,095)	—	541,213	477,118
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	—	18,163,758	18,163,758
As of December 31, 2019,the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$10,033,484	$7,302,646
SPDR Bloomberg Barclays International Corporate Bond ETF	119,274	63,316
SPDR Bloomberg Barclays International Treasury Bond ETF	1,192,181	836,323
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	64,095

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$ 973,980,945	$34,693,605	$15,328,079	$19,365,526
SPDR Bloomberg Barclays International Corporate Bond ETF	190,811,307	2,097,929	5,580,335	(3,482,406)
SPDR Bloomberg Barclays International Treasury Bond ETF	1,019,407,568	29,359,927	35,556,460	(6,196,533)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	284,401,859	3,282,375	2,796,318	486,057
SPDR FTSE International Government Inflation-Protected Bond ETF	410,504,427	31,437,377	13,304,110	18,133,267
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays International Treasury Bond ETF	$ 645,179	$ 660,550	$ —	$ 660,550
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays International Treasury Bond ETF	Foreign Government Obligations	$660,550	$—	$—	$—	$660,550	$660,550

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

11.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2019.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of December 31, 2019, and the related statements of operations for the period from July 1, 2019 to December 31, 2019 and the year ended June 30, 2019, the statements of changes in net assets for the period from July 1, 2019 to December 31, 2019 and each of the two years in the period ended June 30, 2019, the financial highlights for the period from July 1, 2019 to December 31, 2019 and each of the five years in the period ended June 30, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at December 31, 2019, the results of their operations for the period from July 1, 2019 to December 31, 2019 and the year ended June 30, 2019, the changes in their net assets for the period from July 1, 2019 to December 31, 2019 and each of the two years in the period ended June 30, 2019 and their financial highlights for the period from July 1, 2019 to December 31, 2019 and each of the five years in the period ended June 30, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30%	$1,029.40	$1.53	$1,023.70	$1.53
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	998.50	2.52	1,022.70	2.55
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35	1,002.00	1.77	1,023.40	1.79
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35	996.40	1.76	1,023.40	1.79
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50	1,015.80	2.54	1,022.70	2.55
(a)	Expenses paid are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal period ended December 31, 2019.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Funds during the fiscal period ended December 31, 2019:
Amount
SPDR FTSE International Government Inflation-Protected Bond ETF	$444,703
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the fiscal period ended December 31, 2019, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$666,038
SPDR Bloomberg Barclays International Treasury Bond ETF	180,746
The amount of foreign source income earned on the following Funds during the fiscal period ended December 31, 2019 was as follows:
Amount
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$21,428,405
SPDR Bloomberg Barclays International Treasury Bond ETF	8,070,400

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	125	Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	125	Rydex Series
Funds (Trustee).Rydex Dynamic
Funds (Trustee);
Rydex Variable
Trust (Trustee);
Guggenheim Funds
Trust (Trustee);
Guggenheim
Variable Funds
Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee);
Transparent Value
Trust (Trustee);
Fiduciary/Claymore
Energy Infrastructure
Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim
Strategic Opportunities
Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund
(Trustee); Guggenheim
Credit Allocation
Fund (Trustee);
Guggenheim Energy &
					Income Fund (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell
is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRSTFIINTL

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the reporting period ending December 31, 2019, fiscal year ending June 30, 2019 and fiscal year ending June 30, 2018, the aggregate audit fees billed for professional services rendered by the principal accountant were $65,780, $1,108,872 and $1,072,056, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the reporting period ending December 31, 2019, fiscal year ending June 30, 2019 and fiscal year ending June 30, 2018, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the reporting period ending December 31, 2019, fiscal year ending June 30, 2019 and fiscal year ending June 30, 2018, the aggregate tax fees billed for professional services rendered by the principal accountant were $29,750, $803,601 and $780,503, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the reporting period ending December 31, 2019, fiscal year ending June 30, 2019 and fiscal year ending June 30, 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	Current Reporting Period (in millions)	FY 2019 (in millions)	FY 2018 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.2	$14.8	$15.4
Tax Fees	$5.8	$5.3	$7.8
All Other Fees	$14.2	$16.2	$16.2

(1)	Information is for calendar years 2019, 2018 and 2017, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s Audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent reporting period that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 6, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: March 6, 2020